UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2011 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.8%
CALIFORNIA — 86.5%
CA ABAG Finance Authority for Nonprofit Corps.
	San Francisco University,
	Series 2005 A,
	LOC: Northern Trust Co.
	0.170% 04/01/35 (06/02/11) (a)(b)	985,000	985,000
CA Alameda Public Financing Authority
	Alameda Point,
	Series 2003 A,
	LOC: Union Bank N.A.,
	LOC: California State Teachers Retirement System
	0.200% 12/01/33 (06/01/11) (a)(b)	1,900,000	1,900,000
CA Barstow
	Desert Visa Apartments,
	Series 1991,
	LOC: FHLB
	0.220% 12/01/20 (06/01/11) (a)(b)	2,200,000	2,200,000
CA BB&T Municipal Trust
	Anaheim California Public Financing Authority,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 09/01/22 (06/02/11) (a)(b)	9,130,000	9,130,000
	San Jose California Redevelopment Agency,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 02/01/24 (06/02/11) (a)(b)	26,550,000	26,550,000
	West Contra Costa California Unified School District,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 02/01/22 (06/02/11) (a)(b)	13,140,000	13,140,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.180% 02/01/25 (06/02/11) (a)(b)	5,755,000	5,755,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.180% 10/15/29 (06/02/11) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2002 A,
	Pre-refunded 05/01/12,
	6.000% 05/01/13	2,380,000	2,525,429
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.180% 12/01/28 (06/02/11) (a)(b)(c)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.190% 02/01/37 (06/02/11) (a)(b)	10,000,000	10,000,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.170% 11/01/38 (06/02/11) (a)(b)	8,085,000	8,085,000
	0.170% 04/01/48 (06/02/11) (a)(b)(c)	3,585,000	3,585,000
	El Camino California Hospital District,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.170% 08/01/29 (06/02/11) (a)(b)	10,000,000	10,000,000
	Elk Grove California Finance Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 09/01/29 (06/02/11) (a)(b)	4,015,000	4,015,000
	Golden State TOB Securitization,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 06/01/35 (06/02/11) (a)(b)	1,640,000	1,640,000
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 12/01/31 (06/02/11) (a)(b)	1,720,000	1,720,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.140% 12/01/19 (06/02/11) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.140% 12/01/19 (06/02/11) (a)(b)	7,000,000	7,000,000
CA Economic Development Financing Authority
	Mid-Pacific Co., LLC,
	Vortech Engineering, Inc.,
	Series 1997, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 09/01/22 (06/01/11) (a)(b)	1,665,000	1,665,000
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.180% 08/01/31 (06/02/11) (a)(b)	18,710,000	18,710,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.180% 02/15/31 (06/02/11) (a)(b)	5,095,000	5,095,000
CA Hayward Housing Authority
	Huntwood Terrace Associates,
	Series 1993,
	LOC: State Street Bank & Trust Co.,
	0.190% 03/01/27 (06/01/11) (a)(b)	1,600,000	1,600,000
CA Health Facilities Financing Authority
	Adventist Health Systems West,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2002 B,
	LOC: Wells Fargo Bank N.A.
	0.080% 09/01/25 (06/01/11) (a)(b)	230,000	230,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	DPCE: FNMA
	0.180% 08/01/26 (06/02/11) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Columbia College,
	Hollywood Project,
	Series 2010,
	LOC: Rabobank N.A.
	0.180% 10/01/40 (06/02/11) (a)(b)	5,240,000	5,240,000
	Goodwill Industries Orange County,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.230% 03/01/31 (06/02/11) (a)(b)	2,165,000	2,165,000
	J Paul Getty Trust,
	Series 2007 A2 J,
	0.090% 10/01/47 (06/01/11) (a)(d)	4,015,000	4,015,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: FHLB
	0.350% 08/01/38 (06/02/11) (a)(b)	10,600,000	10,600,000
	California Academy Sciences,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 09/01/38 (06/01/11) (a)(b)	3,355,000	3,355,000
CA Irvine Ranch Water District
	Series 2011 A1,
	0.220% 10/01/37 (06/02/11) (a)(d)	17,545,000	17,545,000
	Series 2011 A2,
	0.220% 10/01/37 (06/02/11) (a)(d)	14,000,000	14,000,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 06/30/11	27,275,000	27,301,860
CA Metropolitan Water District of Southern California
	Series 2009 A-1,
	0.180% 07/01/30 (06/02/11) (a)(d)	8,000,000	7,996,139
	Series 2009 A-2,
	0.180% 07/01/30 (06/02/11) (a)(d)	14,580,000	14,580,000
	Series 2011 A-3,
	1.000% 07/01/36 (06/02/11) (a)(d)(e)	7,500,000	7,500,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.230% 07/01/22 (06/01/11) (a)(b)	2,690,000	2,690,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Municipal Finance Authority
	Gideon Hausner Jewish Day,
	Series 2008,
	LOC: U.S. Bank N.A.
	0.210% 07/01/38 (06/02/11) (a)(b)	1,645,000	1,645,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.270% 10/01/50 (06/02/11) (a)(b)	10,000,000	10,000,000
CA Oakland-Alameda County Coliseum Authority
	Coliseum Project,
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers Retirement System
	0.190% 02/01/25 (06/01/11) (a)(b)	9,600,000	9,600,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.180% 03/01/49 (06/02/11) (a)(b)	1,375,000	1,375,000
CA Otay Water District
	Series 1996,
	LOC: Landesbank Hessen-Thüringen
	0.200% 09/01/26 (06/01/11) (a)(b)	1,000,000	1,000,000
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.170% 06/01/34 (06/02/11) (a)(b)	9,710,000	9,710,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.130% 09/01/35 (06/01/11) (a)(b)	25,000,000	25,000,000
CA Puttable Floating Option Tax-Exempt Receipts
	California Statewide Communities MFH P-Floats-MT-387,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.270% 12/01/46 (06/02/11) (a)(b)	19,480,000	19,480,000
	Los Angeles County California Housing Authority MFH Diamond Park Apartments,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.270% 10/01/31 (06/02/11) (a)(b)	15,065,000	15,065,000
	P-Floats-PT-4574,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.270% 05/01/44 (06/02/11) (a)(b)	12,070,000	12,070,000
	Sacramento County,
	Series 2007,
	Insured: FGIC,
	GTY AGMT: Dexia Credit Local
	0.600% 12/01/35 (06/02/11) (a)(b)	10,300,000	10,300,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Sacramento County Sanitation District Financing Authority
	Series 2008 A,
	LOC: Societe Generale:
	0.170% 12/01/35 (06/02/11) (a)(b)	14,800,000	14,800,000
	0.170% 12/01/35 (06/02/11) (a)(b)(c)	2,500,000	2,500,000
CA Sacramento Suburban Water District
	Series 2009 A,
	LOC: Sumitomo Mitsui Banking
	0.140% 11/01/34 (06/01/11) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	DPCE: FNMA
	0.180% 05/15/31 (06/01/11) (a)(b)	3,850,000	3,850,000
	Reche Canyon Apartments,
	Series 1985 B,
	DPCE: FNMA
	0.180% 05/15/30 (06/01/11) (a)(b)	3,500,000	3,500,000
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005 A,
	LOC: JPMorgan Chase & Co.
	0.180% 08/01/36 (06/02/11) (a)(b)	1,500,000	1,500,000
	South Harbor Project,
	Series 1986,
	LOC: Dexia Credit Local
	0.930% 12/01/16 (06/01/11) (a)(b)	5,000,000	5,000,000
CA San Francisco
	Certificates of Participation,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.230% 09/01/31 (06/02/11) (a)(b)	13,285,000	13,285,000
	Series 2008 34G,
	LOC: Goldman Sachs
	0.170% 12/01/18 (06/02/11) (a)(b)	6,000,000	6,000,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.210% 04/01/39 (06/02/11) (a)(b)	15,545,000	15,545,000
CA San Pablo Redevelopment Agency
	Tax Allocation,
	Series 2006,
	LOC: Union Bank N.A.
	0.130% 12/01/32 (06/01/11) (a)(b)	17,780,000	17,780,000
CA Statewide Communities Development Authority
	John Muir Health,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.080% 08/15/36 (06/01/11) (a)(b)	2,240,000	2,240,000
	Kaiser Permanente:
	0.380% 07/15/11	20,000,000	20,000,000
	0.390% 11/17/11	15,865,000	15,865,000
	0.400% 12/08/11	7,000,000	7,000,000
	NMS Broadway LP,
	Series 2010 A,
	LOC: FHLB
	0.190% 04/01/50 (06/02/11) (a)(b)	4,800,000	4,800,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank N.A.
	0.280% 02/01/35 (06/02/11) (a)(b)	13,415,000	13,415,000
	Series 2010,
	SPA: Royal Bank of Canada
	0.170% 11/01/40 (06/02/11) (a)(b)	30,000,000	30,000,000
CA State
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/27	2,450,000	2,525,945
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.920% 02/01/25 (06/02/11) (a)(b)	10,340,000	10,340,000
	Series 2008,
	LOC: Dexia Credit Local
	0.680% 08/01/27 (06/02/11) (a)(b)	26,425,000	26,425,000
CA Sunnyvale
	Government Center Site,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.200% 04/01/31 (06/02/11) (a)(b)	9,390,000	9,390,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank N.A.
	0.200% 07/01/33 (06/01/11) (a)(b)	15,025,000	15,025,000
CALIFORNIA TOTAL			642,809,373
IOWA — 0.2%
IA Finance Authority
	Diocese of Sioux City,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.180% 03/01/19 (06/02/11) (a)(b)	1,145,000	1,145,000
IOWA TOTAL			1,145,000
PUERTO RICO — 3.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Puerto Rico Commonwealth Highway & Transportation Authority,
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/02/11) (a)(b)	4,785,000	4,785,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG
	0.170% 08/01/54 (06/02/11) (a)(b)	743,000	743,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.000% 08/01/29	5,000,000	5,038,657
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.800% 08/01/42 (06/02/11) (a)(b)	3,750,000	3,750,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009 B,
	Pre-refunded 08/01/11,
	5.000% 08/01/39 (08/01/11) (a)(d)	6,000,000	6,047,304
PR Commonwealth of Puerto Rico
	Series 2001,
	Pre-refunded 07/01/11,
	5.250% 07/01/27	2,795,000	2,806,461
PUERTO RICO TOTAL			23,170,422

	Total Municipal Bonds (cost of $667,124,795)		667,124,795

Closed-End Investment Companies — 11.1%
CALIFORNIA — 11.1
CA Nuveen Insured Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.350% 03/01/40 (06/02/11) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.

7

Closed-End Investment Companies — (continued)
CALIFORNIA — (continued)
0.380% 08/01/40 (06/02/11) (a)(b)(c)	34,900,000	34,900,000
CALIFORNIA TOTAL	82,700,000

Total Closed-End Investment Companies (cost of $82,700,000)	82,700,000

Total Investments — 100.9% (cost of $749,824,795)(f)	749,824,795

Other Assets & Liabilities, Net — (0.9)%	(6,618,063)

Net Assets — 100.0%	743,206,732

8

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — prices determined using quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.  Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$667,124,795	$—	$667,124,795
Total Closed-End Investment Companies	—	82,700,000	—	82,700,00
Total Investments	$—	$749,824,895	$—	$749,824,895

9

The Fund’s assets are assigned to the Level 2 input category which represents  short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $100,695,000 or 13.5% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2011.

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $749,824,795.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement
TOB	Tender Option Bond

10

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 37.8%
Bank of Montreal
	0.340% 10/31/11	110,000,000	110,004,636
	0.350% 06/15/11	25,000,000	25,000,000
Bank of Nova Scotia
	0.240% 07/05/11	64,600,000	64,600,000
	0.350% 06/20/11	49,000,000	49,000,000
	0.350% 06/27/11	154,000,000	154,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.200% 06/13/11	65,400,000	65,400,000
	0.280% 08/15/11	131,200,000	131,200,000
	0.280% 08/18/11	50,000,000	50,000,000
Barclays Bank PLC
	0.271% 09/28/11 (06/28/11) (a)(b)	148,000,000	148,000,000
	0.282% 08/11/11 (06/13/11) (a)(b)	300,000,000	300,000,000
	0.321% 10/03/11 (07/01/11) (a)(b)	109,270,000	109,270,000
BNP Paribas
	0.490% 09/06/11 (06/06/11) (a)(b)	152,125,000	152,125,000
	0.509% 09/23/11 (06/23/11) (a)(b)	95,000,000	95,000,000
	0.510% 09/12/11 (06/13/11) (a)(b)	121,000,000	121,000,000
	0.540% 09/23/11	64,700,000	64,700,000
CIC London
	0.360% 09/01/11	118,000,000	118,003,013
Credit Industriel et Commercial
	0.400% 06/03/11	278,350,000	278,350,000
National Australia Bank Ltd.
	0.305% 11/28/11	180,000,000	180,004,493
	0.320% 10/07/11	195,000,000	195,003,793
	0.385% 06/07/11	49,000,000	49,000,041
	0.425% 06/01/11	99,000,000	99,000,000
Natixis NY
	0.320% 07/07/11	45,450,000	45,450,905
	0.320% 08/01/11	77,000,000	77,000,000
	0.400% 07/05/11	122,000,000	122,000,000
Rabobank
	0.370% 08/08/11	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
	0.275% 08/09/11	270,650,000	270,650,000
	0.340% 08/12/11	43,000,000	43,004,291
Societe Generale
	0.280% 09/01/11	215,000,000	215,000,000
	0.300% 09/07/11	58,000,000	58,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.320% 09/07/11	143,000,000	142,875,431
Sumitomo Mitsui Banking Corp./NY
	0.270% 08/23/11	128,800,000	128,800,000
	0.300% 06/06/11	214,000,000	214,000,000
Svenska Handlsbanken
	0.300% 10/27/11	92,600,000	92,601,901
	0.385% 06/06/11	10,000,000	10,000,007
Toronto-Dominion
	0.350% 07/11/11	25,000,000	25,000,000
UBS AG/Stamford CT
	0.295% 08/23/11 (06/23/11) (a)(b)	300,200,000	300,200,000
	0.405% 07/11/11	155,000,000	155,000,000
	0.425% 07/01/11	140,460,000	140,460,000
	0.430% 07/12/11	40,000,000	40,000,000
	0.470% 07/29/11	47,000,000	47,002,257
	0.530% 06/30/11	35,000,000	35,002,236
Westpac Banking Corp./NY
	0.290% 11/03/11	51,125,000	51,125,000
	0.350% 07/01/11	83,640,000	83,640,000

Total Certificates of Deposit (cost of $4,918,473,004)			4,918,473,004
Asset-Backed Commercial Paper(c) — 22.8%

Alpine Securitization
	0.340% 10/31/11 (d)	20,000,000	19,971,289
	0.350% 10/31/11 (d)	13,700,000	13,679,754
Argento Variable Funding Co. LLC
	0.250% 08/08/11 (d)	30,300,000	30,285,692
Atlantis One Funding Corp.
	0.370% 09/07/11 (d)	83,500,000	83,415,897
Chariot Funding LLC
	0.240% 07/05/11 (d)	8,800,000	8,798,005
Fairway Finance Corp.
	0.220% 07/06/11 (d)	13,714,000	13,711,067
FCAR Owner Trust
	0.400% 11/07/11	50,200,000	50,111,313
	0.450% 06/01/11	10,000,000	10,000,000
	0.450% 06/07/11	20,640,000	20,638,452
	0.450% 07/01/11	285,000,000	284,893,125
	0.450% 07/05/11	131,000,000	130,944,325
Govco LLC
	0.220% 07/28/11 (d)	7,775,000	7,772,292

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper(c) — (continued)
	0.225% 07/27/11 (d)	48,600,000	48,582,990
	0.225% 07/28/11 (d)	36,400,000	36,387,033
	0.230% 07/27/11 (d)	82,300,000	82,270,555
Grampian Funding LLC
	0.310% 07/05/11 (d)	123,350,000	123,313,886
Kells Funding LLC
	0.301% 03/15/12 (08/15/11) (a)(b)(d)	128,000,000	128,000,000
	0.304% 02/27/12 (08/15/11) (a)(b)(d)	128,000,000	128,000,000
	0.342% 03/12/12 (09/01/11) (a)(b)(d)	76,700,000	76,700,000
	0.370% 06/01/11 (d)	71,975,000	71,975,000
	0.390% 07/05/11 (d)	5,000,000	4,998,158
	0.400% 07/01/11 (d)	115,000,000	114,961,667
	0.400% 07/05/11 (d)	150,000,000	149,943,333
Manhattan Asset Funding Co. LLC
	0.220% 06/10/11 (d)	2,800,000	2,799,846
	0.260% 06/01/11 (d)	23,700,000	23,700,000
	0.310% 08/22/11 (d)	15,200,000	15,189,267
Market Street Funding LLC
	0.250% 07/01/11 (d)	7,800,000	7,798,375
	0.250% 07/11/11 (d)	42,400,000	42,388,222
MetLife Short Term Funding LLC
	0.240% 09/19/11 (d)	17,449,000	17,436,204
	0.250% 10/03/11 (d)	28,400,000	28,375,544
	0.270% 07/05/11 (d)	8,000,000	7,997,960
	0.280% 09/12/11 (d)	136,175,000	136,065,909
	0.290% 09/06/11 (d)	95,600,000	95,525,299
Northern Pines Funding LLC
	0.300% 07/28/11 (d)	137,000,000	136,934,925
	0.300% 08/02/11 (d)	50,000,000	49,974,167
Royal Park Investments Funding Corp.
	0.270% 07/01/11 (d)	102,500,000	102,476,937
	0.300% 06/07/11 (d)	17,600,000	17,599,120
	0.300% 06/10/11 (d)	85,000,000	84,993,625
	0.320% 06/01/11 (d)	98,045,000	98,045,000
	0.340% 07/19/11 (d)	20,000,000	19,990,933
	0.360% 07/08/11 (d)	38,100,000	38,085,903
	0.360% 07/12/11 (d)	12,800,000	12,794,752
	0.400% 07/06/11 (d)	17,600,000	17,593,156
	0.410% 07/08/11 (d)	58,300,000	58,275,433
	0.410% 07/12/11 (d)	52,000,000	51,975,719
	0.420% 07/08/11 (d)	15,100,000	15,093,482

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper(c) — (continued)
Thunder Bay Funding LLC
	0.300% 10/11/11 (d)	30,000,000	29,967,000
Variable Funding Capital Co. LLC
	0.340% 07/05/11 (d)	52,000,000	51,983,302
Versailles Commercial Paper LLC
	0.280% 08/31/11 (d)	27,000,000	26,980,890
	0.300% 08/11/11 (d)	107,000,000	106,936,692
	0.360% 07/06/11 (d)	12,620,000	12,615,583
	0.400% 06/02/11 (d)	27,000,000	26,999,700

Asset-Backed Commercial Paper Total (cost of $2,975,946,778)			2,975,946,778
Commercial Paper(c) — 11.5%
BNZ International Funding Ltd.
	0.400% 07/12/11 (d)	22,000,000	21,989,978
	0.400% 08/03/11 (d)	37,000,000	36,974,100
	0.400% 09/02/11 (d)	69,900,000	69,827,770
Coca-Cola Co.
	0.200% 07/11/11 (d)	64,600,000	64,585,644
Commonwealth Bank of Australia
	0.240% 07/05/11 (d)	17,500,000	17,496,033
	0.350% 06/10/11 (d)	46,300,000	46,295,949
	0.370% 06/15/11 (d)	13,000,000	12,998,129
	0.380% 06/14/11 (d)	30,100,000	30,095,870
General Electric Capital Corp.
	0.320% 12/08/11	95,500,000	95,338,711
	0.320% 12/16/11	40,000,000	39,929,600
	0.360% 07/14/11	97,640,000	97,598,015
	0.420% 07/13/11	59,000,000	58,971,090
Natixis U.S. Finance Co., LLC
	0.290% 08/08/11	141,000,000	140,922,763
Prudential PLC
	0.280% 08/26/11 (d)	45,000,000	44,969,900
	0.280% 08/29/11 (d)	49,000,000	48,966,081
	0.300% 07/07/11 (d)	52,800,000	52,784,160
	0.350% 06/07/11 (d)	50,200,000	50,197,072
	0.350% 07/05/11 (d)	67,000,000	66,977,853
Sanofi-Aventis SA
	0.280% 07/13/11 (d)	55,550,000	55,531,854
	0.340% 09/12/11 (d)	55,550,000	55,495,962
Toyota Financial Services de Puerto Rico, Inc.
	0.290% 07/05/11	25,800,000	25,792,934

4

		Par ($)	Value ($)
Commercial Paper(c) — (continued)
	0.300% 07/12/11	23,100,000	23,092,107
	0.300% 07/13/11	23,100,000	23,091,915
Toyota Motor Credit Corp.
	0.280% 07/05/11	51,500,000	51,486,381
	0.290% 07/12/11	69,800,000	69,776,947
	0.290% 07/13/11	46,600,000	46,584,234
	0.380% 06/13/11	25,500,000	25,496,770
Westpac Banking Corp.
	0.241% 11/03/11 (06/03/11) (a)(b)(d)	84,000,000	84,000,000
	0.320% 10/03/11 (d)	18,100,000	18,080,050
	0.574% 10/21/11 (07/21/11) (a)(b)(d)	16,000,000	16,021,896

Total Commercial Paper (cost of $1,491,369,768)			1,491,369,768
Government & Agency Obligations — 5.3%
U.S. Government Agencies — 2.8%
Federal Farm Credit Bank
	0.184% 07/20/11 (e)	137,000,000	136,999,875
	0.224% 01/10/13 (e)	48,000,000	47,988,231
Federal Home Loan Mortgage Corp.
	0.200% 07/07/11 (e)	51,000,000	50,989,800
Federal National Mortgage Association
	0.226% 12/20/12 (06/20/11) (a)(b)	30,000,000	29,990,550
	0.400% 02/01/13 (08/01/11) (a)(b)	100,300,000	100,271,957
U.S. GOVERNMENT AGENCIES TOTAL			366,240,413
U.S. Government Obligations — 2.5%
U.S. Treasury Bill
	0.160% 11/17/11 (e)	26,600,000	26,580,020
U.S. Treasury Note
	0.750% 11/30/11	50,800,000	50,940,746
	1.000% 07/31/11	48,000,000	48,063,508
	1.000% 10/31/11	84,900,000	85,193,647
	1.125% 06/30/11	15,000,000	15,011,215
	1.750% 11/15/11	42,000,000	42,283,663
	4.625% 10/31/11	60,820,000	61,916,133
U.S. GOVERNMENT OBLIGATIONS TOTAL			329,988,932

Total Government & Agency Obligations (cost of $696,229,345)			696,229,345
Municipal Bonds(b)(f) — 4.3%
COLORADO — 0.8%
CO Housing & Finance Authority
	Multi-Family:
	Series 1996,
	DPCE: FNMA

5

		Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
COLORADO — (continued)
	0.180% 10/15/16 (06/01/11)	7,060,000	7,060,000
	Series 2003 A-2,
	SPA: FHLB
	0.210% 10/01/33 (06/01/11)	6,800,000	6,800,000
	Series 2003 A-3,
	SPA: FHLB
	0.210% 10/01/33 (06/01/11)	10,125,000	10,125,000
	Series 2004 A1,
	SPA: FHLB
	0.170% 10/01/34 (06/01/11)	21,380,000	21,380,000
	Series 2008 A1,
	SPA: FHLB
	0.180% 04/01/29 (06/01/11)	14,670,000	14,670,000
	Series 2008 C1,
	SPA: FHLB
	0.200% 10/01/38 (06/01/11)	8,000,000	8,000,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.180% 05/01/41 (06/01/11)	2,465,000	2,465,000
	Series 2003 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.160% 11/01/33 (06/01/11)	980,000	980,000
	Series 2005 B-1,
	SPA: FHLB
	0.180% 04/01/40 (06/01/11)	6,775,000	6,775,000
	Series 2006 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.160% 11/01/36 (06/01/11)	5,705,000	5,705,000
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.160% 11/01/36 (06/01/11)	5,700,000	5,700,000
	Series 2006 CL1,
	SPA: FHLB
	0.210% 11/01/36 (06/01/11)	2,005,000	2,005,000
	Series 2007 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.160% 11/01/37 (06/01/11)	9,090,000	9,090,000
	Single Family:
	Series 2002 A-1,
	SPA: FHLB
	0.200% 11/01/13 (06/01/11)	1,410,000	1,410,000
	Series 2002,
	LOC: FNMA,
	LOC: FHLMC
	0.200% 11/01/36 (06/01/11)	2,825,000	2,825,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.200% 11/01/30 (06/01/11)	1,385,000	1,385,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,

6

		Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
COLORADO — (continued)
	LOC: JPMorgan Chase Bank
	0.400% 12/01/29 (06/02/11)	1,600,000	1,600,000
COLORADO TOTAL			107,975,000
CONNECTICUT — 0.1%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: FHLB
	0.160% 11/15/38 (06/02/11)	11,650,000	11,650,000
	Series 2008 B4,
	SPA: Landesbank Hessen-Thüringen
	0.230% 11/15/38 (06/02/11)	6,560,000	6,560,000
CONNECTICUT TOTAL			18,210,000
FLORIDA — 0.1%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.170% 07/01/37 (06/02/11)	15,000,000	15,000,000
FLORIDA TOTAL			15,000,000
IDAHO — 0.0%
ID Housing & Finance Association
	Series 2007 F-2,
	LIQ FAC: Lloyds TSB Bank PLC
	0.170% 01/01/39 (06/01/11)	815,000	815,000
IDAHO TOTAL			815,000
ILLINOIS — 0.1%
IL Bridgeview
	Series 2008 B1,
	LOC: Northern Trust Co.
	0.200% 12/01/38 (06/01/11)	7,500,000	7,500,000
ILLINOIS TOTAL			7,500,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.200% 07/01/34 (06/02/11)	7,550,000	7,550,000
	Series 2007 G,
	SPA: FHLB
	0.160% 01/01/38 (06/02/11)	2,600,000	2,600,000
	Series 2009 G,
	SPA: FHLB
	0.160% 01/01/39 (06/02/11)	2,325,000	2,325,000
IOWA TOTAL			12,475,000
KENTUCKY — 0.2%
KY Housing Corp.
	Series 2006 W,
	SPA: Lloyds TSB Bank PLC
	0.210% 07/01/37 (06/01/11)	7,955,000	7,955,000
	Series 2007 J,

7

		Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
KENTUCKY — (continued)
	SPA: Lloyds TSB Bank PLC
	0.210% 07/01/37 (06/02/11)	6,800,000	6,800,000
	Series 2007 O,
	SPA: Lloyds TSB Bank PLC
	0.210% 01/01/38 (06/02/11)	5,710,000	5,710,000
KENTUCKY TOTAL			20,465,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.280% 01/01/26 (06/02/11)	2,900,000	2,900,000
MARYLAND TOTAL			2,900,000
MICHIGAN — 0.3%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.170% 12/01/38 (06/01/11)	35,800,000	35,800,000
MICHIGAN TOTAL			35,800,000
MINNESOTA — 0.1%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.200% 07/01/48 (06/02/11)	1,000,000	1,000,000
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.200% 05/01/26 (06/02/11)	1,320,000	1,320,000
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.200% 12/01/43 (06/02/11)	14,700,000	14,700,000
MINNESOTA TOTAL			17,020,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.170% 06/01/41 (06/01/11)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada

8

		Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
NEW MEXICO — (continued)
	0.200% 12/15/26 (06/02/11)	7,000,000	7,000,000
NEW MEXICO TOTAL			7,000,000
NEW YORK — 0.9%
NY New York City Housing Development Corp.
	Midtown West 37th Street,
	Series 2007,
	LOC: Landesbank Hessen-Thüringen
	0.200% 11/01/41 (06/01/11)	23,200,000	23,200,000
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thüringen
	0.200% 06/01/39 (06/01/11)	79,015,000	79,015,000
	Verde Apartments,
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.190% 01/01/16 (06/02/11)	15,890,000	15,890,000
NEW YORK TOTAL			118,105,000
NORTH CAROLINA — 0.0%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.280% 10/01/34 (06/02/11)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.3%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.220% 07/01/36 (06/02/11)	5,000,000	5,000,000
	Single Family:
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.200% 07/01/35 (06/01/11)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.160% 07/01/37 (06/02/11)	20,000,000	20,000,000
OREGON TOTAL			35,500,000
TEXAS — 1.0%
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.190% 06/01/45 (06/02/11)	3,025,000	3,025,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.190% 12/01/29 (06/01/11)	5,000,000	5,000,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.220% 12/01/26 (06/01/11)	8,390,000	8,390,000
	Series 2009,
	SPA: JPMorgan Chase Bank

9

	Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
TEXAS — (continued)
0.190% 06/01/31 (06/01/11)	9,585,000	9,585,000
Series 2010 B,
SPA: Sumitomo Mitsui Banking
0.200% 12/01/31 (06/01/11)	12,030,000	12,030,000
Veterans Land:
Series 2002 A,
SPA: Landesbank Hessen-Thüringen
0.230% 12/01/32 (06/07/11)	6,500,000	6,500,000
Series 2004,
SPA: State Street Bank & Trust Co.
0.230% 12/01/24 (06/07/11)	2,155,000	2,155,000
Series 2006 B,
SPA: HELABA
0.260% 12/01/26 (06/01/11)	7,545,000	7,545,000
Series 2011 A,
SPA: JP Morgan Chase Bank
0.170% 06/01/41 (06/01/11)	68,995,000	68,995,000
TEXAS TOTAL		123,225,000
WASHINGTON — 0.0%
WA Housing Finance Commission
Spokane United Method Homes,
Rockwood Programs,
Series 1999 B
LOC: Wells Fargo Bank N.A.
0.170% 01/01/30 (06/02/11)	3,625,000	3,625,000
WASHINGTON TOTAL		3,625,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV:
0.220% 09/01/27 (06/01/11)	13,500,000	13,500,000
0.220% 09/01/34 (06/01/11)	5,050,000	5,050,000
WISCONSIN TOTAL		18,550,000

Total Municipal Bonds (cost of $561,150,000)		561,150,000
Repurchase Agreements — 19.1%
Repurchase agreement with Barclays Capital, dated 03/30/11, due 06/01/11 at 0.380%, collateralized by corporate bonds with various maturities to 01/14/21, market value $113,400,000 (repurchase proceeds $108,071,820)	108,000,000	108,000,000

Repurchase agreement with Barclays Capital, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 05/15/37, market value $183,226,719 (repurchase proceeds $179,634,649)	179,634,000	179,634,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with BNP Paribas, dated 05/31/11, due 06/01/11 at 0.220%, collateralized by corporate bonds with various maturities to 04/15/21, market value $225,750,000 (repurchase proceeds $215,001,314)	215,000,000	215,000,000

	Repurchase agreement with Citibank N.A., dated 05/31/11, due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/41, market value $115,260,000 (repurchase proceeds $113,000,439)	113,000,000	113,000,000

	Repurchase agreement with Goldman Sachs, dated 05/25/11, due 06/01/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/15/17, market value $53,245,864 (repurchase proceeds $52,201,827)	52,200,000	52,200,000

	Repurchase agreement with Goldman Sachs, dated 05/31/11, due 06/07/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 08/15/17, market value $53,040,363 (repurchase proceeds $52,001,820)	52,000,000	52,000,000

	Repurchase agreement with Goldman Sachs, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/41, market value $176,460,637 (repurchase proceeds $173,000,625)	173,000,000	173,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/31, market value $83,644,015 (repurchase proceeds $82,000,296)	82,000,000	82,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/41, market value $144,840,634 (repurchase proceeds $142,000,592)	142,000,000	142,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.210%, collateralized by corporate bonds with various maturities to 03/01/21, market value $118,653,258 (repurchase proceeds $113,000,659)	113,000,000	113,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/16/11, due 06/16/11 at 0.300%, collateralized by corporate bonds with various maturities to 01/31/21, market value $67,203,674 (repurchase proceeds $64,016,533)	64,000,000	64,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with J.P. Morgan Securities, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/41, market value $86,700,820 (repurchase proceeds $85,000,307)	85,000,000	85,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/31/11, due 06/01/11 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/21, market value $136,501,159 (repurchase proceeds $130,000,939)	130,000,000	130,000,000

	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 03/31/13, market value $231,540,012 (repurchase proceeds $227,000,946)	227,000,000	227,000,000

	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.240%, collateralized by corporate bonds with various maturities to 05/05/21, market value $149,100,001 (repurchase proceeds $142,000,947)	142,000,000	142,000,000

	Repurchase agreement with RBC Capital Markets, dated 05/11/11, due 06/10/11 at 0.300%, collateralized by corporate bonds with various maturities to 04/01/21, market value $54,616,470 (repurchase proceeds $52,013,000)	52,000,000	52,000,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/26, market value $153,000,001 (repurchase proceeds $150,000,542)	150,000,000	150,000,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 06/01/11 at 0.210%, collateralized by commercial paper and certificates of deposit with various maturities to 10/11/11, market value $133,900,000 (repurchase proceeds $130,000,758)	130,000,000	130,000,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 07/01/11 at 0.290%, collateralized by corporate bonds with various maturities to 04/01/21, market value $54,600,001 (repurchase proceeds $52,012,986)	52,000,000	52,000,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $58,140,025 (repurchase proceeds $57,000,158)	57,000,000	57,000,000

	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by a U.S. Treasury obligation maturing 05/15/14, market value $18,360,055 (repurchase proceeds $18,000,055)	18,000,000	18,000,000

	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/41, market value $153,000,000 (repurchase proceeds $150,000,542)	150,000,000	150,000,000

	Total Repurchase Agreements (cost of $2,486,834,000)		2,486,834,000

	Total Investments — 100.8% (cost of $13,130,002,895)(g)		13,130,002,895

	Other Assets & Liabilities, Net — (0.8)%		(103,210,551)

	Net Assets — 100.0%		13,026,792,344

13

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 –  prices determined using quoted prices in active markets for identical securities.

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,918,473,004	$—	$4,918,473,004
Total Asset-Backed Commercial Paper	—	2,975,946,778	—	2,975,946,778
Total Commercial Paper	—	1,491,369,768	—	1,491,369,768
Total Government & Agency Obligations	—	696,229,345	—	696,229,345
Total Municipal Bonds	—	561,150,000	—	561,150,000
Total Repurchase Agreements	—	2,486,834,000	—	2,486,834,000
Total Investments	$—	$13,130,002,895	$—	$13,130,002,895

14

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)	The rate shown represents the discount rate at the date of purchase.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2011, these securities, which are not illiquid, amounted to $3,272,647,864 or 25.1% of net assets for the Fund.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(g)	Cost for federal income tax purposes is $13,130,002,895.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

15

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.4%
ARIZONA — 0.8%
AZ Phoenix Industrial Development Authority
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	1.000% 04/01/19 (06/01/11) (a)(b)	715,000	715,000
ARIZONA TOTAL			715,000
CONNECTICUT — 73.1%
CT Avon
	Series 2010,
	1.500% 11/01/11	1,000,000	1,004,758
CT Bloomfield
	Series 2010 A,
	1.500% 10/15/11	1,250,000	1,255,010
	Series 2010 B,
	1.500% 10/15/11	620,000	622,485
CT Bridgeport
	Series 2001 C,
	Pre-refunded 08/15/11,
	5.375% 08/15/18	1,210,000	1,221,929
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.370% 05/01/21 (06/02/11) (a)(b)	920,000	920,000
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.190% 08/01/23 (06/01/11) (a)(b)	2,555,000	2,555,000
CT Glastonbury
	Series 2004,
	4.000% 08/01/11	785,000	789,704
CT Groton
	Series 2010,
	1.500% 07/26/11	3,210,000	3,215,465
CT Health & Educational Facilities Authority
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.180% 07/01/34 (06/02/11) (a)(b)	4,200,000	4,200,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston
	0.180% 07/01/37 (06/02/11) (a)(b)	4,000,000	4,000,000
	Loomis Chaffee School,
	Series 2001 D,
	Pre-refunded 07/01/11,
	5.500% 07/01/23	1,150,000	1,166,154
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.190% 07/01/47 (06/02/11) (a)(b)	4,200,000	4,200,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.120% 07/01/30 (06/02/11) (a)(b)	3,600,000	3,600,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/30 (06/01/11) (a)(b)	3,000,000	3,000,000
	United Methodist Home Sharon,
	Series 2001 A,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/31 (06/02/11) (a)(b)	200,000	200,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.190% 01/01/18 (06/02/11) (a)(b)(c)	4,200,000	4,200,000
	Yale University Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.180% 07/01/35 (06/02/11) (a)(b)	2,375,000	2,375,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.170% 07/01/32 (06/02/11) (a)(b)	3,090,000	3,090,000
	Housing Mortgage Financing Program,
	Series 2010 G,
	0.450% 11/15/41 (11/15/11) (b)(d)	1,000,000	1,000,000
	Series 2007, AMT,
	SPA: Wells Fargo Bank N.A.
	0.250% 11/15/15 (06/01/11) (a)(b)	5,595,000	5,595,000
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.120% 05/15/39 (06/01/11) (a)(b)	1,620,000	1,620,000
	Series 2009 A-2,
	SPA: State Street Bank & Trust Co.
	0.120% 05/15/39 (06/01/11) (a)(b)	2,540,000	2,540,000
	Series 2009 C-2,
	SPA: Federal Home Loan Bank of Boston
	0.200% 11/15/36 (06/02/11) (a)(b)	1,000,000	1,000,000
CT Litchfield
	Series 2011,
	1.500% 02/08/12	2,210,000	2,222,577
CT Milford
	Series 2003:
	3.500% 11/01/11	200,000	202,372
	4.500% 11/01/11	300,000	304,815
CT Regional School District No. 14
	Series 2010,
	2.000% 06/15/11	945,000	945,562
CT Regional School District No. 5
	Series 2010 B,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	2.000% 07/15/11	980,000	981,869
CT Simsbury
	Series 2011,
	1.500% 01/15/12	500,000	503,275
CT Stamford
	Series 2010 A,
	2.000% 12/01/11	1,055,000	1,062,901
CT State
	Series 2005 A-1,
	SPA: Dexia Credit Local
	0.500% 03/01/23 (06/02/11) (a)(b)	1,000,000	1,000,000
	Series 2005 C,
	5.000% 06/01/11	605,000	605,000
	Series 2006 A,
	3.500% 12/15/11	500,000	507,953
	Series 2009 A,
	5.000% 01/01/12	200,000	204,980
	Series 2009 B,
	4.000% 06/01/11	1,000,000	1,000,000
	Transportation Infrastructure,
	Series 1998 A,
	5.500% 10/01/11	1,100,000	1,117,898
CT Trumbull
	Series 2007,
	4.125% 09/01/11	300,000	302,709
	Series 2010,
	2.000% 06/01/11	500,000	500,000
CT University of Connecticut
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 02/15/18 (06/02/11) (a)(b)(c)	890,000	890,000
CT West Hartford
	Series 2001,
	4.500% 01/15/12	300,000	307,464
CT Westport
	Series 2010,
	2.000% 11/01/11	525,000	528,618
CT Windsor
	Series 2011,
	2.000% 04/11/12	1,010,000	1,022,534
CONNECTICUT TOTAL			67,581,032
INDIANA — 1.0%
IN Elkhart
	Vahala Enterprises, Inc.,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.800% 09/01/17 (06/02/11) (a)(b)	900,000	900,000
INDIANA TOTAL			900,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — 0.7%
MN Minneapolis
	Catholic Eldercare, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/27 (06/02/11) (a)(b)	675,000	675,000
MINNESOTA TOTAL			675,000
NEBRASKA — 1.1%
NE Madison County Hospital Authority No.1
	Faith Regional Health Services,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.180% 07/01/33 (06/02/11) (a)(b)	1,000,000	1,000,000
NEBRASKA TOTAL			1,000,000
OKLAHOMA — 0.7%
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.700% 06/01/14 (06/02/11) (a)(b)	610,000	610,000
OKLAHOMA TOTAL			610,000
PUERTO RICO — 14.8%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/02/11) (a)(b)	540,000	540,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.170% 08/01/47 (06/02/11) (a)(b)	3,955,000	3,955,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	2,155,000	2,226,269
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.800% 08/01/42 (06/02/11) (a)(b)	7,000,000	7,000,000
PUERTO RICO TOTAL			13,721,269
WISCONSIN — 3.2%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank. N.A.

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	0.400% 07/01/20 (06/03/11) (a)(b)	3,000,000	3,000,000
WISCONSIN TOTAL			3,000,000

	Total Municipal Bonds (cost of $88,202,301)		88,202,301

Closed-End Investment Company — 4.3%
Nuveen Premier Insured Municipal Income Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	4,000,000	4,000,000

	Total Closed-End Investment Company (cost of $4,000,000)		4,000,000

	Total Investments — 99.7% (cost of $92,202,301)(e)		92,202,301

	Other Assets & Liabilities, Net — 0.3%		252,914

	Net Assets — 100.0%		92,455,215

	Notes to Investment Portfolio:

	*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – prices determined using quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$88,202,301	$—	$88,202,301
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$92,202,301	$—	$92,202,301

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(b)	Parenthetical date represents effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $9,090,000, which represents 9.8% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2011.

(e)	Cost for federal income tax purposes is $92,202,301.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 47.3%
U.S. GOVERNMENT AGENCIES — 44.1%
Federal Farm Credit Bank
	0.141% 11/29/12 (06/29/11) (a)(b)	6,000,000	5,998,176
	0.175% 03/21/12 (06/21/11) (a)(b)	7,000,000	6,999,432
	0.179% 12/13/11 (06/13/11) (a)(b)	500,000	500,000
	0.209% 11/13/12 (06/13/11) (a)(b)	872,000	872,390
	0.218% 02/07/13 (08/07/11) (a)(b)	2,000,000	1,999,730
	0.219% 12/13/12 (06/13/11) (a)(b)	1,686,000	1,687,313
	0.219% 01/25/13 (07/25/11) (a)(b)	1,122,000	1,122,178
	0.219% 03/22/13 (06/22/11) (a)(b)	3,000,000	2,999,971
	0.224% 01/10/13 (06/10/11) (a)(b)	4,400,000	4,398,921
	0.230% 11/05/12 (06/05/11) (a)(b)	310,000	310,181
	0.240% 11/26/12 (06/01/11) (a)(b)	6,000,000	6,000,000
Federal Home Loan Bank
	0.143% 11/26/12 (06/26/11) (a)(b)	14,500,000	14,495,609
	0.144% 10/25/12 (06/25/11) (a)(b)	3,000,000	2,999,150
	0.210% 06/01/11	1,000,000	1,000,000
	0.210% 06/17/11 (c)	2,000,000	1,999,813
	0.215% 06/22/11 (c)	3,000,000	2,999,624
	0.260% 11/17/11 (c)	8,000,000	7,998,185
	0.290% 01/20/12 (07/20/11) (a)(b)	1,900,000	1,899,879
	0.530% 07/01/11	12,000,000	12,003,597
	0.785% 11/25/11	4,000,000	4,008,117
	1.625% 07/27/11	4,530,000	4,539,672
Federal Home Loan Mortgage Corp.
	0.140% 09/26/11 (c)	10,000,000	9,995,450
	0.140% 10/04/11 (c)	10,000,000	9,995,139
	0.145% 12/21/11 (06/21/11) (a)(b)	1,500,000	1,499,921
	0.150% 10/17/11 (c)	18,000,000	17,989,650
	0.155% 03/21/13 (06/21/11) (a)(b)	4,000,000	3,996,346
	0.158% 12/14/11 (06/14/11) (a)(b)	3,743,000	3,743,010
	0.158% 02/16/12 (06/16/11) (a)(b)	6,702,000	6,702,020
	0.160% 07/20/11 (c)	10,000,000	9,997,822
	0.160% 07/25/11 (c)	5,175,000	5,173,758
	0.160% 09/12/11 (c)	7,500,000	7,496,567
	0.160% 02/04/13 (06/06/11) (a)(b)	8,000,000	7,993,153
	0.164% 08/10/12 (06/10/11) (a)(b)	7,900,000	7,896,195
	0.170% 07/18/11 (c)	7,000,000	6,998,446
	0.170% 09/20/11 (c)	10,000,000	9,994,758
	0.175% 10/04/11 (c)	12,000,000	11,992,708
	0.180% 10/18/11 (c)	4,600,000	4,596,803

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
	0.181% 04/03/12 (06/03/11) (a)(b)	3,352,000	3,352,301
	0.200% 07/07/11 (c)	3,000,000	2,999,400
	0.200% 07/25/11 (c)	18,000,000	17,994,600
	0.220% 07/05/11 (c)	8,000,000	7,998,338
	0.225% 06/07/11 (c)	7,000,000	6,999,738
	0.240% 07/06/11 (c)	6,350,000	6,348,518
	0.240% 10/12/12 (06/01/11) (a)(b)	467,000	466,871
	0.250% 08/16/11 (c)	14,000,000	13,992,611
	1.000% 06/03/13 (06/01/11) (a)(b)(d)	1,500,000	1,498,782
	1.125% 06/01/11	2,400,000	2,400,000
Federal National Mortgage Association
	0.100% 08/08/11 (c)	6,000,000	5,998,867
	0.100% 08/09/11 (c)	7,000,000	6,998,658
	0.140% 10/12/11 (c)	10,000,000	9,994,828
	0.145% 09/21/11 (c)	9,000,000	8,995,940
	0.160% 08/31/11 (c)	10,000,000	9,995,956
	0.170% 06/01/11	3,000,000	3,000,000
	0.170% 07/27/11 (c)	18,667,000	18,662,064
	0.170% 09/14/11 (c)	20,500,000	20,489,835
	0.200% 08/10/11 (c)	5,000,000	4,998,056
	0.226% 12/20/12 (06/20/11) (a)(b)	3,000,000	2,999,055
	0.250% 07/07/11 (c)	720,000	719,820
	0.300% 11/23/12 (06/01/11) (a)(b)	315,000	315,188
	0.400% 02/01/13 (08/01/11) (a)(b)	3,050,000	3,049,243
U.S. GOVERNMENT AGENCIES TOTAL			373,162,353
U.S. GOVERNMENT OBLIGATIONS — 3.2%
U.S. Treasury Bill
	0.135% 09/22/11 (c)	3,800,000	3,798,390
	0.140% 10/06/11 (c)	4,250,000	4,247,901
	0.203% 07/07/11 (c)	8,000,000	7,998,380
U.S. Treasury Note
	0.750% 11/30/11	3,000,000	3,008,312
	1.000% 07/31/11	2,500,000	2,503,308
	1.000% 09/30/11	5,000,000	5,013,595
	1.125% 06/30/11	1,000,000	1,000,747
U.S. GOVERNMENT OBLIGATIONS TOTAL			27,570,633

	Total Government & Agency Obligations (cost of $400,732,986)		400,732,986

2

	Par ($)	Value ($)
Repurchase Agreements— 52.9%

Repurchase agreement with Barclays Capital, dated 05/31/11 due 06/01/11 at 0.110%, collateralized by a U.S. Treasury obligation maturing 02/28/17, market value $46,510,024 (repurchase proceeds $45,598,139)	45,598,000	45,598,000

Repurchase agreement with BNP Paribas, dated 04/13/11, due 07/11/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/40, market value $20,400,000 (repurchase proceeds $20,006,428)	20,000,000	20,000,000

Repurchase agreement with BNP Paribas, dated 05/31/11 due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 12/26/12, market value $41,200,000 (repurchase proceeds $40,000,156)	40,000,000	40,000,000

Repurchase agreement with Deutsche Bank Securities, dated 03/16/11, due 06/14/11 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/41, market value $2,040,000 (repurchase proceeds $2,000,900)	2,000,000	2,000,000

Repurchase agreement with Goldman Sachs & Co., dated 05/31/11, due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $41,200,160 (repurchase proceeds $40,000,156)	40,000,000	40,000,000

Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/18, market value $102,000,049 (repurchase proceeds $100,000,417)	100,000,000	100,000,000

Repurchase agreement with RBS Securities, Inc., dated 05/26/11, due 07/01/11 at 0.120%, collateralized by U.S. Government Agency obligations maturing 07/01/11, market value $10,201,022 (repurchase proceeds $10,001,200)	10,000,000	10,000,000

Repurchase agreement with RBS Securities, Inc., dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/46, market value $81,603,876 (repurchase proceeds $80,000,289)	80,000,000	80,000,000

Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/25, market value $112,600,002 (repurchase proceeds $110,000,397)	110,000,000	110,000,000

Total Repurchase Agreements (cost of $447,598,000)		447,598,000

Total Investments — 100.2% (cost of $848,330,986)(e)		848,330,986

Other Assets & Liabilities, Net — (0.2)%		(1,497,641)

Net Assets — 100.0%		846,833,345

3

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — prices determined using quoted prices in active markets for identical securities.

•      Level 2 — prices determined using other significant observable inputs (including quoted prices  for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

4

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$400,732,986	$—	$400,732,986
Total Repurchase Agreements	—	447,598,000	—	447,598,000
Total Investments	$—	$848,330,986	$—	$848,330,986

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2011.
(b)	Parenthetical date represents the effective maturity date for the security.
(c)	The rate shown represents the discount rate at the date of purchase.
(d)	Security purchased on a delayed delivery basis.
(e)	Cost for federal income tax purposes is $848,330,986.

5

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 100.0%
U.S. GOVERNMENT AGENCIES — 84.5%
Federal Farm Credit Bank
	0.010% 06/01/11 (a)	293,000,000	293,000,000
	0.040% 07/07/11 (a)	58,000,000	57,997,680
	0.050% 06/02/11 (a)	39,000,000	38,999,946
	0.070% 07/05/11 (a)	22,000,000	21,998,546
	0.130% 09/09/11 (a)	43,700,000	43,684,219
	0.130% 10/17/11 (a)	22,000,000	21,989,037
	0.135% 09/08/11 (a)	15,300,000	15,294,320
	0.137% 11/17/11 (06/17/11) (b)(c)	3,000,000	2,999,728
	0.140% 10/17/11 (a)	44,000,000	43,976,387
	0.162% 03/27/12 (06/27/11) (b)(c)	65,250,000	65,246,277
	0.165% 11/21/11 (a)	22,000,000	21,982,556
	0.175% 03/21/12 (06/21/11) (b)(c)	85,000,000	84,993,102
	0.179% 12/13/11 (06/13/11) (b)(c)	42,500,000	42,500,000
	0.181% 12/28/12 (06/28/11) (b)(c)	77,000,000	77,000,340
	0.192% 11/27/12 (06/27/11) (b)(c)	13,000,000	13,002,008
	0.200% 06/06/11 (a)	22,000,000	21,999,389
	0.201% 03/01/12 (06/01/11) (b)(c)	100,000,000	99,984,804
	0.210% 07/01/11 (a)	30,000,000	29,994,750
	0.218% 02/07/13 (08/07/11) (b)(c)	82,000,000	81,988,917
	0.219% 12/13/12 (06/13/11) (b)(c)	59,962,000	59,976,764
	0.219% 01/25/13 (07/25/11) (b)(c)	12,530,000	12,532,013
	0.219% 03/22/13 (06/22/11) (b)(c)	37,000,000	36,999,639
	0.224% 01/10/13 (06/10/11) (b)(c)	99,700,000	99,675,555
	0.230% 11/05/12 (06/05/11) (b)(c)	3,720,000	3,722,174
	0.230% 07/25/11 (a)	13,000,000	12,995,515
	0.240% 11/26/12 (06/01/11) (b)(c)	75,000,000	75,000,000
	0.380% 08/02/11	22,000,000	22,008,007
	0.500% 05/02/12 (08/02/11) (b)(c)	13,000,000	13,025,378
	3.125% 09/23/11	3,000,000	3,027,698
	5.375% 07/18/11	7,053,000	7,101,049
Federal Home Loan Bank
	0.010% 06/01/11 (a)	1,514,568,000	1,514,568,000
	0.030% 06/03/11 (a)	115,118,000	115,117,808
	0.030% 06/08/11 (a)	105,840,000	105,839,383
	0.040% 07/11/11 (a)	50,000,000	49,997,778
	0.040% 07/26/11 (a)	25,300,000	25,298,454
	0.050% 06/03/11 (a)	58,793,000	58,792,837
	0.050% 07/08/11 (a)	50,000,000	49,997,431
	0.050% 07/14/11 (a)	25,000,000	24,998,507

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.050% 07/20/11 (a)	25,000,000	24,998,299
0.060% 07/29/11 (a)	100,000,000	99,990,333
0.070% 06/08/11 (a)	196,784,000	196,781,321
0.075% 07/20/11 (a)	87,000,000	86,991,119
0.080% 07/13/11 (a)	149,487,000	149,473,048
0.080% 07/15/11 (a)	87,000,000	86,991,493
0.080% 07/20/11 (a)	87,000,000	86,990,527
0.080% 07/22/11 (a)	236,300,000	236,273,219
0.090% 07/06/11 (a)	217,500,000	217,480,969
0.116% 08/01/11 (06/01/11) (b)(c)	14,025,000	14,024,191
0.120% 07/01/11 (a)	67,000,000	66,993,300
0.130% 07/01/11 (a)	43,000,000	42,995,342
0.140% 10/14/11 (a)	17,665,000	17,655,726
0.144% 10/25/12 (06/25/11) (b)(c)	56,300,000	56,284,055
0.147% 02/10/12 (08/10/11) (b)(c)	15,950,000	15,943,809
0.160% 07/06/11 (a)	25,000,000	24,996,111
0.160% 07/15/11 (a)	87,000,000	86,982,987
0.160% 07/22/11 (a)	75,600,000	75,582,864
0.160% 08/31/11 (a)	13,662,000	13,656,474
0.160% 09/09/11 (a)	22,000,000	21,990,222
0.165% 09/07/11 (a)	15,000,000	14,993,262
0.165% 09/09/11 (a)	39,000,000	38,982,125
0.165% 09/14/11 (a)	86,000,000	85,958,612
0.170% 09/14/11 (a)	40,000,000	39,980,167
0.170% 09/16/11	7,100,000	7,099,917
0.175% 06/03/11 (a)	82,000,000	81,999,203
0.175% 09/23/11 (a)	65,000,000	64,963,979
0.200% 06/03/11 (a)	43,000,000	42,999,522
0.200% 06/08/11 (a)	30,070,000	30,068,831
0.200% 07/27/11 (a)	37,975,000	37,963,186
0.210% 07/08/11 (a)	87,000,000	86,981,222
0.215% 06/15/11 (a)	12,000,000	11,998,997
0.290% 01/20/12 (07/20/11) (b)(c)	81,300,000	81,294,820
0.300% 10/21/11	38,750,000	38,748,650
0.530% 07/01/11	36,750,000	36,761,014
0.785% 11/25/11	35,000,000	35,071,028
1.625% 07/27/11	15,545,000	15,581,281
3.625% 07/01/11	3,040,000	3,048,811
3.625% 09/16/11	23,590,000	23,825,309

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
5.375% 08/19/11	21,615,000	21,858,484
U.S. GOVERNMENT AGENCIES TOTAL		5,792,559,825
U.S. GOVERNMENT OBLIGATIONS — 15.5%
U.S. Treasury Bill
0.050% 06/02/11 (d)	73,792,000	73,791,898
0.135% 09/22/11 (d)	45,200,000	45,180,847
0.140% 10/06/11 (d)	100,500,000	100,450,364
0.145% 06/02/11 (d)	82,000,000	81,999,670
0.160% 11/17/11 (d)	18,350,000	18,336,217
0.203% 07/07/11 (d)	96,000,000	95,980,560
0.210% 06/02/11 (d)	93,000,000	92,999,457
U.S. Treasury Note
0.750% 11/30/11	91,200,000	91,449,875
1.000% 07/31/11	25,000,000	25,033,077
1.000% 09/30/11	114,000,000	114,309,971
1.000% 10/31/11	50,000,000	50,172,937
1.125% 06/30/11	123,000,000	123,088,389
4.875% 07/31/11	146,000,000	147,157,592
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,059,950,854

Total Government & Agency Obligations (cost of $6,852,510,679)		6,852,510,679

Total Investments — 100.0% (cost of $6,852,510,679)(e)		6,852,510,679

Other Assets & Liabilities, Net — 0.0%		3,379,932

Net Assets — 100.0%		6,855,890,611

3

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 —  prices determined using quoted prices in active markets for identical securities.

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.  Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,852,510,679	$—	$6,852,510,679
Total Investments	$—	$6,852,510,679	$—	$6,852,510,679

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2011.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $6,852,510,679.

5

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.5%
CALIFORNIA — 3.3%
CA BB&T Municipal Trust
	Puerto Rico Commonwealth Highway & Transportation Authority,
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/02/11) (a)(b)	6,780,000	6,780,000
CALIFORNIA TOTAL			6,780,000
ILLINOIS — 0.6%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.400% 03/01/17 (06/02/11) (a)(b)	1,230,000	1,230,000
ILLINOIS TOTAL			1,230,000
MASSACHUSETTS — 85.5%
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.150% 12/15/34 (06/02/11) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
	Series 2000,
	SPA: Dexia Credit Local
	0.450% 03/01/30 (06/01/11) (a)(b)	1,000,000	1,000,000
	Series 2003 A,
	5.250% 07/01/11	1,000,000	1,003,938
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.600% 07/01/26 (06/02/11) (a)(b)	3,187,000	3,187,000
MA Carlisle
	Series 2011,
	1.000% 11/18/11	6,000,000	6,014,503
MA Clipper Tax-Exempt Certificate Trust
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.180% 01/01/17 (06/02/11) (a)(b)	1,000,000	1,000,000
MA Cohasset
	Series 2010,
	1.500% 12/09/11	2,039,150	2,048,480
	Series 2011,
	1.000% 06/17/11	7,500,000	7,501,758
MA Department of Transportation
	Contract Assistance-A7,
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.160% 01/01/29 (06/01/11) (a)(b)	5,000,000	5,000,000
	Series 2010 A-2,
	LOC: Wells Fargo Bank N.A.
	0.160% 01/01/37 (06/01/11) (a)(b)	2,500,000	2,500,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2008,
	GTY AGMT: Deutsche Bank A.G.,
	LIQ FAC: Deutsche Bank A.G.
	0.170% 05/01/39 (06/02/11) (a)(b)	3,575,000	3,575,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.190% 09/01/38 (06/02/11) (a)(b)	4,900,000	4,900,000
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.120% 10/01/32 (06/02/11) (a)(b)	2,085,000	2,085,000
	Boston University:
	Series 2008 U-3,
	LOC: BNP Paribas
	0.130% 10/01/40 (06/02/11) (a)(b)	5,000,000	5,000,000
	Series 2008 U-6C,
	LOC: JPMorgan Chase Bank
	0.120% 10/01/42 (06/01/11) (a)(b)	4,160,000	4,160,000
	P-Floats-PT-923,
	100 Lansdowne Street Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC:
	0.280% 01/01/36 (06/02/11) (a)(b)	3,720,000	3,720,000
	Partners Healthcare System,
	Series 2011 K-1,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/46 (06/02/11) (a)(b)	1,105,000	1,105,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Bank N.A.
	0.160% 04/01/38 (06/02/11) (a)(b)	6,600,000	6,600,000
MA Health & Educational Facilities Authority
	Amherst College,
	Series 2009 K-2,
	2.750% 11/01/38 (01/04/12) (b)(d)	675,000	682,390
	Bentley University,
	Series 2000 K,
	LOC: JPMorgan Chase Bank
	0.160% 07/01/30 (06/01/11) (a)(b)	1,000,000	1,000,000
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.160% 07/01/38 (06/01/11) (a)(b)	5,000,000	5,000,000
	Partners Healthcare Systems,
	Series 2003 D-6,
	0.100% 07/01/17 (06/01/11) (b)(d)	2,085,000	2,085,000
	Series 2008 N,
	LOC: TD Bank N.A.
	0.120% 02/01/38 (06/01/11) (a)(b)	1,320,000	1,320,000
	Wellesley College,
	Series 2008 I,
	0.090% 07/01/39 (06/01/11) (b)(d)	1,625,000	1,625,000
MA Holliston
	Series 2011,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	1.250% 05/25/12	1,770,000	1,779,828
MA Housing Finance Agency
	ROCS RRII R 11684,
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.240% 06/01/41 (06/02/11) (a)(b)(c)	4,215,000	4,215,000
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.240% 06/01/36 (06/02/11) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.170% 08/01/26 (06/01/11) (a)(b)	2,725,000	2,725,000
	Berkshire School, Inc.,
	Series 1990,
	LOC: JPMorgan Chase Bank
	0.170% 09/01/20 (06/01/11) (a)(b)	2,800,000	2,800,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2011-3873,
	LIQ FAC:JPMorgan Chase Bank
	0.180% 10/15/18 (06/02/11) (a)(b)(c)	1,000,000	1,000,000
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts Bay Transit Authority,
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.530% 07/01/30 (06/02/11) (a)(b)	13,355,000	13,355,000
	Massachusetts State Development Finance Agency,
	Haverhill Mills Project,
	Series 2008, AMT,
	LIQ FAC: FHLMC:
	0.280% 11/01/37 (06/02/11) (a)(b)	9,000,000	9,000,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.280% 05/01/50 (06/02/11) (a)(b)	8,960,000	8,960,000
MA Quincy
	Series 2010,
	2.000% 07/29/11	5,480,000	5,493,091
MA Shrewsbury
	Series 2010,
	1.500% 11/18/11	6,800,000	6,834,045
MA State
	Massachusetts State Special Obligation Dedicated Tax Revenue,
	Series 2007,
	LOC: Dexia Credit Local
	0.680% 01/01/34 (06/02/11) (a)(b)	3,715,000	3,715,000
	Series 2001 A,
	5.500% 01/01/12	1,235,000	1,270,524
	Series 2001 B,
	SPA: Landesbank Hessen-Thüringen
	0.160% 01/01/21 (06/02/11) (a)(b)	5,315,000	5,315,000
	Series 2001 C,
	Insured: AMBAC,
	Pre-refunded 12/01/11

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	5.125% 12/01/20	1,100,000	1,124,842
	Pre-refunded 12/01/11
	5.375% 12/01/18	1,000,000	1,023,758
	Series 2002 C,
	5.500% 11/01/11	1,500,000	1,530,293
	Series 2005 B,
	5.000% 08/01/11	1,735,000	1,748,256
	Series 2008 C27,
	SPA: Wells Fargo Bank N.A.
	0.190% 11/01/25 (06/01/11) (a)(b)(c)	7,750,000	7,750,000
	Series 2009 A,
	2.250% 03/01/12	1,000,000	1,012,432
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.160% 05/01/38 (06/01/11) (a)(b)	4,855,000	4,855,000
MA Water Pollution Abatement
	Series 2002,
	5.000% 08/01/11	500,000	503,805
	Series 2007,
	4.000% 08/01/11	1,400,000	1,408,190
MA Water Resources Authority
	ROCS RRII R 11914,
	Series 2011,
	LIQ FAC: Citigroup Global Markets
	0.180% 08/01/18 (06/02/11) (a)(b)(c)	2,600,000	2,600,000
	Series 2002 C,
	LOC: Landesbank Hessen-Thüringen
	0.100% 08/01/20 (06/01/11) (a)(b)	2,780,000	2,780,000
MA Westborough
	Series 2010,
	1.500% 08/26/11	1,620,000	1,623,720
MA Weston
	Series 2011,
	1.500% 02/03/12	1,700,000	1,711,213
MASSACHUSETTS TOTAL			178,042,066
PUERTO RICO — 5.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.170% 08/01/47 (06/02/11) (a)(b)	810,000	810,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.170% 07/01/29 (06/02/11) (a)(b)	3,160,000	3,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,

4

	Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
LOC: Scotia Bank
0.140% 07/01/28 (06/01/11) (a)(b)	7,210,000	7,210,000
PUERTO RICO TOTAL		11,180,000
WASHINGTON — 0.7%
WA Kitsap County Industrial Development Corp.
Cara Group LLC,
Series 2003 AMT,
LOC: U.S. Bank N.A.
0.400% 03/01/32 (06/02/11) (a)(b)	1,465,000	1,465,000
WASHINGTON TOTAL		1,465,000

Total Municipal Bonds (cost of $198,697,066)		198,697,066

Closed-End Investment Company — 4.3%
OTHER — 4.3%
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.380% 12/01/40 (06/02/11) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL		9,000,000

Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

Total Investments(e) — 99.8% (cost of $207,697,066)		207,697,066

Other Assets & Liabilities, Net — 0.2%		418,776

Net Assets — 100.0%		208,115,842

5

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — prices determined using quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$198,697,066	$—	$198,697,066
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$207,697,066	$—	$207,697,066

6

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $34,360,000 or 16.5% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2011.

(e)	Cost for federal income tax purposes is $207,697,066.

Acronym	Name

AMBAG	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 36.9%
Bank of Montreal
	0.340% 10/31/11	90,000,000	90,003,793
	0.350% 06/15/11	48,000,000	48,000,000
Bank of Nova Scotia
	0.240% 07/05/11	48,600,000	48,600,000
	0.350% 06/20/11	33,400,000	33,400,000
	0.350% 06/27/11	102,000,000	102,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.200% 06/13/11	50,000,000	50,000,000
	0.280% 08/15/11	99,600,000	99,600,000
	0.280% 08/18/11	100,000,000	100,000,000
Barclays Bank PLC
	0.271% 09/28/11 (06/28/11) (a)(b)	108,900,000	108,900,000
	0.282% 08/11/11 (06/13/11) (a)(b)	211,000,000	211,000,000
	0.321% 10/03/11 (07/01/11) (a)(b)	75,000,000	75,000,000
BNP Paribas
	0.490% 09/06/11 (06/06/11) (a)(b)	107,000,000	107,000,000
	0.509% 09/23/11 (06/23/11) (a)(b)	66,000,000	66,000,000
	0.510% 09/12/11 (06/13/11) (a)(b)	108,100,000	108,100,000
	0.540% 09/23/11	45,100,000	45,100,000
Credit Industriel et Commercial
	0.310% 09/01/11	154,000,000	154,003,932
	0.400% 06/03/11	170,000,000	170,000,000
National Australia Bank Ltd.
	0.305% 11/28/11	110,000,000	110,002,746
	0.320% 10/07/11	187,000,000	187,007,295
	0.385% 06/07/11	32,000,000	32,000,027
	0.425% 06/01/11	64,000,000	64,000,000
Natixis NY
	0.320% 07/07/11	37,000,000	37,000,737
	0.320% 08/01/11	119,000,000	119,000,000
	0.400% 07/05/11	102,000,000	102,000,000
Nordea Bank Finland PLC
	0.360% 06/01/11	92,000,000	92,000,000
Rabobank
	0.370% 08/08/11	44,800,000	44,800,000
Skandinaviska Enskilda Banken AB
	0.275% 08/09/11	75,900,000	75,899,999
Societe Generale
	0.280% 09/01/11	220,500,000	220,500,000
	0.320% 09/07/11	73,000,000	72,936,409

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Sumitomo Mitsui Banking Corp./NY
	0.270% 08/23/11	99,800,000	99,800,000
	0.300% 06/06/11	148,300,000	148,300,000
Svenska Handlsbanken
	0.300% 10/27/11	75,300,000	75,301,546
	0.385% 06/06/11	55,640,000	55,640,039
Toronto-Dominion
	0.350% 07/11/11	10,000,000	10,000,000
UBS AG/Stamford CT
	0.295% 08/23/11 (06/23/11) (a)(b)	200,000,000	200,000,000
	0.405% 07/11/11	75,000,000	75,000,000
	0.425% 07/01/11	102,000,000	102,000,000
	0.430% 07/12/11	35,600,000	35,600,000
	0.470% 07/29/11	33,041,000	33,042,586
	0.530% 06/30/11	25,000,000	25,001,597
Westpac Banking Corp./NY
	0.290% 11/03/11	41,000,000	41,000,000
	0.350% 07/01/11	63,000,000	63,000,000

	Total Certificates of Deposit (cost of $3,737,540,706)		3,737,540,706

Asset-Backed Commercial Paper(c) — 25.7%
Alpine Securitization
	0.340% 10/31/11 (d)	16,200,000	16,176,744
	0.350% 10/31/11 (d)	11,200,000	11,183,449
Argento Variable Funding Co. LLC
	0.250% 08/08/11 (d)	23,600,000	23,588,856
	0.310% 06/28/11 (d)	11,840,000	11,837,247
Chariot Funding LLC
	0.240% 07/05/11 (d)	6,600,000	6,598,504
Charta LLC
	0.225% 08/01/11 (d)	40,700,000	40,684,483
FCAR Owner Trust
	0.400% 11/07/11	40,500,000	40,428,450
	0.450% 06/01/11	16,300,000	16,300,000
	0.450% 07/01/11	209,700,000	209,621,362
	0.450% 07/05/11	91,000,000	90,961,325
Govco LLC
	0.220% 07/28/11 (d)	6,000,000	5,997,910
	0.225% 07/27/11 (d)	39,500,000	39,486,175
	0.225% 07/28/11 (d)	29,600,000	29,589,455
	0.230% 07/27/11 (d)	66,900,000	66,876,065

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper(c) — (continued)
Grampian Funding LLC
	0.260% 07/12/11 (d)	100,000,000	99,970,389
Kells Funding LLC
	0.301% 03/15/12 (08/15/11) (a)(b)(d)	98,250,000	98,250,000
	0.304% 02/27/12 (08/15/11) (a)(b)(d)	98,000,000	98,000,000
	0.342% 03/12/12 (09/01/11) (a)(b)(d)	59,300,000	59,300,000
	0.370% 06/01/11 (d)	75,000,000	75,000,000
	0.390% 07/05/11 (d)	17,000,000	16,993,738
	0.400% 07/01/11 (d)	85,000,000	84,971,667
	0.400% 07/05/11 (d)	74,000,000	73,972,044
Manhattan Asset Funding Co. LLC
	0.220% 06/10/11 (d)	2,300,000	2,299,874
	0.310% 08/22/11 (d)	79,600,000	79,543,794
Market Street Funding LLC
	0.250% 07/01/11 (d)	5,800,000	5,798,792
	0.250% 07/11/11 (d)	31,863,000	31,854,149
MetLife Short Term Funding LLC
	0.240% 09/19/11 (d)	13,000,000	12,990,467
	0.270% 07/05/11 (d)	5,750,000	5,748,534
	0.280% 08/22/11 (d)	87,000,000	86,944,513
	0.280% 09/12/11 (d)	106,000,000	105,915,082
	0.290% 09/06/11 (d)	78,115,000	78,053,962
	0.320% 07/25/11 (d)	31,500,000	31,484,880
Northern Pines Funding LLC
	0.300% 07/20/11 (d)	85,000,000	84,965,292
	0.300% 07/21/11 (d)	86,575,000	86,538,927
	0.300% 07/28/11 (d)	20,000,000	19,990,500
	0.300% 08/02/11 (d)	130,300,000	130,232,678
Royal Park Investments Funding Corp.
	0.270% 07/01/11 (d)	78,100,000	78,082,427
	0.300% 06/07/11 (d)	14,200,000	14,199,290
	0.320% 06/01/11 (d)	82,100,000	82,100,000
	0.340% 07/19/11 (d)	65,000,000	64,970,533
	0.360% 07/08/11 (d)	29,300,000	29,289,159
	0.360% 07/12/11 (d)	9,800,000	9,795,982
	0.400% 07/06/11 (d)	14,200,000	14,194,478
	0.410% 07/08/11 (d)	47,500,000	47,479,984
	0.410% 07/12/11 (d)	40,000,000	39,981,322
	0.420% 07/08/11 (d)	12,300,000	12,294,691
Surrey Funding Corp.
	0.260% 08/02/11 (d)	20,900,000	20,890,642

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper(c) — (continued)
Thunder Bay Funding LLC
	0.300% 10/11/11 (d)	5,000,000	4,994,500
Variable Funding Capital Co. LLC
	0.340% 07/05/11 (d)	24,800,000	24,792,036
Versailles Commercial Paper LLC
	0.280% 08/31/11 (d)	21,000,000	20,985,137
	0.300% 08/11/11 (d)	81,000,000	80,952,075
	0.360% 07/06/11 (d)	9,100,000	9,096,815
	0.370% 06/21/11 (d)	47,753,000	47,743,184
	0.400% 06/02/11 (d)	18,900,000	18,899,790

	Asset-Backed Commercial Paper Total (cost of $2,598,891,352)		2,598,891,352

Commercial Paper(c) — 10.1%
BNZ International Funding Ltd.
	0.400% 07/12/11 (d)	20,000,000	19,990,889
	0.400% 08/03/11 (d)	40,450,000	40,421,685
	0.400% 09/02/11 (d)	48,500,000	48,449,883
Coca-Cola Co.
	0.200% 07/11/11 (d)	48,600,000	48,589,200
Commonwealth Bank of Australia
	0.240% 07/05/11 (d)	13,200,000	13,197,008
	0.350% 06/10/11 (d)	30,808,000	30,805,304
	0.370% 06/15/11 (d)	8,000,000	7,998,849
	0.380% 06/14/11 (d)	20,300,000	20,297,214
General Electric Capital Corp.
	0.320% 12/08/11	10,000,000	9,983,111
	0.320% 12/16/11	30,000,000	29,947,200
	0.360% 07/14/11	62,000,000	61,973,340
	0.420% 07/13/11	35,000,000	34,982,850
ING (US) Funding LLC
	0.300% 07/14/11	7,600,000	7,597,277
Natixis U.S. Finance Co., LLC
	0.290% 08/08/11	42,000,000	41,976,993
Prudential PLC
	0.280% 08/26/11 (d)	37,700,000	37,674,783
	0.280% 08/29/11 (d)	39,500,000	39,472,657
	0.300% 07/07/11 (d)	15,500,000	15,495,350
	0.350% 06/03/11 (d)	26,700,000	26,699,481
	0.350% 06/07/11 (d)	36,100,000	36,097,894
	0.350% 06/08/11 (d)	64,000,000	63,995,645
Sanofi-Aventis SA
	0.280% 07/13/11 (d)	40,900,000	40,886,639

4

		Par ($)	Value ($)
Commercial Paper(c) — (continued)
	0.340% 09/12/11 (d)	40,900,000	40,860,214
Toyota Financial Services de Puerto Rico, Inc.
	0.290% 07/05/11	18,700,000	18,694,878
	0.300% 07/12/11	15,600,000	15,594,670
	0.300% 07/13/11	15,600,000	15,594,540
Toyota Motor Credit Corp.
	0.280% 07/05/11	37,300,000	37,290,136
	0.290% 07/12/11	47,400,000	47,384,345
	0.290% 07/13/11	31,600,000	31,589,309
	0.380% 06/13/11	40,000,000	39,994,933
Westpac Banking Corp.
	0.241% 11/03/11 (06/03/11) (a)(b)(d)	68,000,000	68,000,000
	0.320% 10/03/11 (d)	13,100,000	13,085,561
	0.574% 10/21/11 (07/21/11) (a)(b)(d)	12,400,000	12,416,970

	Total Commercial Paper (cost of $1,017,038,808)		1,017,038,808

Government & Agency Obligations — 4.8%
U.S. Government Agencies — 2.6%
Federal Farm Credit Bank
	0.184% 07/20/11 (e)	68,000,000	67,999,938
	0.224% 01/10/13 (06/10/11) (a)(b)	34,000,000	33,991,663
Federal Home Loan Mortgage Corp.
	0.170% 09/20/11 (e)	29,400,000	29,384,589
	0.200% 07/07/11 (e)	36,000,000	35,992,800
Federal National Mortgage Association
	0.226% 12/20/12 (06/20/11) (a)(b)	25,000,000	24,992,125
	0.400% 02/01/13 (08/01/11) (a)(b)	71,300,000	71,279,850
U.S. GOVERNMENT AGENCIES TOTAL			263,640,965
U.S. Government Obligations — 2.2%
U.S. Treasury Bill
	0.160% 11/17/11 (e)	20,000,000	19,984,978
U.S. Treasury Note
	0.750% 11/30/11	38,200,000	38,305,836
	1.000% 07/31/11	35,850,000	35,897,433
	1.000% 10/31/11	61,235,000	61,446,796
	1.125% 06/30/11	13,250,000	13,259,906
	1.750% 11/15/11	15,000,000	15,101,308
	4.625% 10/31/11	39,000,000	39,702,881
U.S. GOVERNMENT OBLIGATIONS TOTAL			223,699,138

	Total Government & Agency Obligations (cost of $487,340,103)		487,340,103

5

	Par ($)	Value ($)
Municipal Bonds(b)(f) — 2.3%
COLORADO — 0.6%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2,
SPA: FHLB
0.210% 10/01/33 (06/01/11)	3,000,000	3,000,000
Series 2004 A1,
SPA: FHLB
0.170% 10/01/34 (06/01/11)	10,455,000	10,455,000
Series 2008 A1,
SPA: FHLB
0.180% 04/01/29 (06/01/11)	5,870,000	5,870,000
Series 2008 C1,
SPA: FHLB
0.200% 10/01/38 (06/01/11)	4,000,000	4,000,000
Series 2001 AA1,
LOC: FNMA,
LOC: FHLMC
0.180% 05/01/41 (06/01/11)	14,505,000	14,505,000
Series 2003 B1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/33 (06/01/11)	3,875,000	3,875,000
Series 2005 B-1,
SPA: FHLB
0.180% 04/01/40 (06/01/11)	5,995,000	5,995,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (06/01/11)	2,415,000	2,415,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (06/01/11)	2,410,000	2,410,000
Series 2006 CL1,
SPA: FHLB
0.210% 11/01/36 (06/01/11)	1,240,000	1,240,000
Series 2007 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/37 (06/01/11)	3,675,000	3,675,000
Single Family:
Class 2001,
LOC: FNMA
LOC: FHLMC
0.180% 11/01/35 (06/01/11)	3,570,000	3,570,000
Series 2002 A-1,
SPA: FHLB
0.200% 11/01/13 (06/01/11)	1,340,000	1,340,000
Series 2002,
LOC: FNMA,
LOC: FHLMC
0.200% 11/01/36 (06/01/11)	1,275,000	1,275,000
Series 2003 A1,
LOC: FNMA,
LOC: FHLMC

6

	Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
COLORADO — (continued)
0.200% 11/01/30 (06/01/11)	925,000	925,000
COLORADO TOTAL		64,550,000
CONNECTICUT — 0.2%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB
0.160% 11/15/38 (06/02/11)	12,274,000	12,274,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen
0.230% 11/15/38 (06/02/11)	5,050,000	5,050,000
CONNECTICUT TOTAL		17,324,000
IOWA — 0.2%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.200% 07/01/34 (06/02/11)	5,665,000	5,665,000
Series 2007 C,
SPA: FHLB
0.160% 07/01/37 (06/02/11)	1,030,000	1,030,000
Series 2007 G,
SPA: FHLB
0.160% 01/01/38 (06/02/11)	1,290,000	1,290,000
Series 2007,
SPA: FHLB
0.160% 01/01/39 (06/02/11)	6,455,000	6,455,000
Series 2009 G,
SPA: FHLB
0.160% 01/01/39 (06/02/11)	7,510,000	7,510,000
IOWA TOTAL		21,950,000
KENTUCKY — 0.1%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC
0.210% 07/01/37 (06/01/11)	5,580,000	5,580,000
Series 2007 J,
SPA: Lloyds TSB Bank PLC
0.210% 07/01/37 (06/02/11)	700,000	700,000
KENTUCKY TOTAL		6,280,000
MINNESOTA — 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T,
SPA: State Street Bank & Trust Co.
0.200% 07/01/48 (06/02/11)	640,000	640,000
MINNESOTA TOTAL		640,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C,
SPA: JPMorgan Chase Bank

7

	Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
NEW HAMPSHIRE — (continued)
0.170% 06/01/41 (06/01/11)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL		4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada
0.200% 12/15/26 (06/02/11)	10,850,000	10,850,000
NEW MEXICO TOTAL		10,850,000
TEXAS — 1.0%
TX State
Product Development Project,
Series 2005 A,
SPA: National Australia Bank
0.190% 06/01/45 (06/02/11)	1,475,000	1,475,000
Small Business,
Series 2005 B,
SPA: National Australia Bank
0.190% 06/01/45 (06/02/11)	1,125,000	1,125,000
Veterans Housing Assistance,
Series 1999 A-2,
LIQ FAC: JPMorgan Chase & Co.
0.150% 12/01/29 (06/01/11)	26,000,000	26,000,000
Veterans Housing:
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co.
0.190% 12/01/29 (06/01/11)	13,000,000	13,000,000
Series 2006 B,
LIQ FAC: Landesbank Hessen-Thüringen
0.220% 12/01/26 (06/01/11)	6,465,000	6,465,000
Series 2009,
SPA: JPMorgan Chase Bank
0.190% 06/01/31 (06/01/11)	760,000	760,000
Veterans Land:
Series 2000,
SPA: JPMorgan Chase Bank:
0.230% 12/01/20 (06/07/11)	10,700,000	10,700,000
0.230% 12/01/30 (06/07/11)	12,400,000	12,400,000
Series 2002 A,
SPA: Landesbank Hessen-Thüringen
0.230% 12/01/32 (06/07/11)	4,815,000	4,815,000
Series 2003,
SPA: State Street Bank & Trust Co.
0.210% 12/01/23 (06/07/11)	3,330,000	3,330,000
Series 2004,
SPA: State Street Bank & Trust Co.
0.230% 12/01/24 (06/07/11)	10,005,000	10,005,000
Series 2006 B,
SPA: HELABA

8

	Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
TEXAS — (continued)
0.260% 12/01/26 (06/01/11)	5,960,000	5,960,000
TEXAS TOTAL		96,035,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia
0.190% 09/01/37 (06/02/11)	5,355,000	5,355,000
Series 2007 D,
SPA: Fortis Bank SA/NV:
0.220% 09/01/27 (06/01/11)	1,000,000	1,000,000
0.220% 09/01/34 (06/01/11)	7,285,000	7,285,000
WISCONSIN TOTAL		13,640,000

Total Municipal Bonds (cost of $236,124,000)		236,124,000

Time Deposit — 0.6%
Citibank N.A.
0.090% 06/01/11	59,571,000	59,571,000

Total Time Deposit (cost of $59,571,000)		59,571,000

Repurchase Agreements— 20.4%
Repurchase agreement with Barclays Capital, dated 03/30/11, due 06/01/11 at 0.380%, collateralized by corporate bonds with various maturities to 01/15/21, market value $79,800,001 (repurchase proceeds $76,050,540)	76,000,000	76,000,000
Repurchase agreement with Barclays Capital, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by a U.S. Treasury obligation maturing 11/15/39, market value $122,773,400 (repurchase proceeds $120,366,435)	120,366,000	120,366,000
Repurchase agreement with BNP Paribas, dated 05/31/11, due 06/01/11 at 0.220%, collateralized by corporate bonds with various maturities to 11/01/20, market value $172,200,001 (repurchase proceeds $164,001,002)	164,000,000	164,000,000
Repurchase agreement with Citibank N.A., dated 05/31/11, due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/41, market value $88,740,000 (repurchase proceeds $87,000,338)	87,000,000	87,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 09/23/13, market value $10,171,719 (repurchase proceeds $9,972,030)	9,972,000	9,972,000

9

	Par ($)	Value ($)
Repurchase Agreements— (continued)
Repurchase agreement with Goldman Sachs, dated 05/25/11, due 06/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 09/30/16, market value $41,209,531 (repurchase proceeds $40,401,414)	40,400,000	40,400,000
Repurchase agreement with Goldman Sachs, dated 05/31/11, due 06/07/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 09/30/16 market value $40,800,257 (repurchase proceeds $40,001,400)	40,000,000	40,000,000
Repurchase agreement with Goldman Sachs, dated 05/31/11 due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/41, market value $134,640,487 (repurchase proceeds $132,000,477)	132,000,000	132,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/39, market value $64,260,026 (repurchase proceeds $63,000,228)	63,000,000	63,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/41, market value $110,163,115 (repurchase proceeds $108,000,450)	108,000,000	108,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.210%, collateralized by corporate bonds with various maturities to 01/15/21, market value $91,355,055 (repurchase proceeds $87,000,508)	87,000,000	87,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/16/11, due 06/16/11 at 0.300%, collateralized by corporate bonds with various maturities to 02/15/20, market value $29,401,431 (repurchase proceeds $28,007,233)	28,000,000	28,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/20/11, due 06/21/11 at 0.290%, collateralized by corporate bonds with various maturities to 04/01/21, market value $210,004,118 (repurchase proceeds $200,051,556)	200,000,000	200,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/41, market value $66,300,495 (repurchase proceeds $65,000,235)	65,000,000	65,000,000

10

		Par ($)	Value ($)
Repurchase Agreements— (continued)
	Repurchase agreement with J.P. Morgan Securities, dated 05/31/11, due 06/01/11 at 0.260%, collateralized by corporate bonds with various maturities to 04/01/21, market value $103,953,092 (repurchase proceeds $99,000,715)	99,000,000	99,000,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/18, market value $176,460,012 (repurchase proceeds $173,000,721)	173,000,000	173,000,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.240%, collateralized by corporate bonds with various maturities to 05/15/21, market value $112,605,762 (repurchase proceeds $108,000,720)	108,000,000	108,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/11/11, due 06/10/11 at 0.300%, collateralized by corporate bonds with various maturities to 01/15/20, market value $42,093,594 (repurchase proceeds $40,010,000)	40,000,000	40,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/41, market value $117,109,260 (repurchase proceeds $114,813,415)	114,813,000	114,813,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 06/01/11 at 0.210%, collateralized by commercial paper with various maturities to 06/20/11, market value $101,970,000 (repurchase proceeds $99,000,578)	99,000,000	99,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 07/01/11 at 0.290%, collateralized by corporate bonds with various maturities to 01/27/16, market value $42,000,000 (repurchase proceeds $40,009,989)	40,000,000	40,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $43,860,088 (repurchase proceeds $43,000,119)	43,000,000	43,000,000
	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by a U.S. Government Agency obligations maturing 05/15/14, market value $14,836,968 (repurchase proceeds $14,546,044)	14,546,000	14,546,000

11

		Par ($)	Value ($)
Repurchase Agreements— (continued)
	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/31, market value $118,099,680 (repurchase proceeds $115,784,418)	115,784,000	115,784,000

	Total Repurchase Agreements (cost of $2,067,881,000)		2,067,881,000

	Total Investments — 100.8% (cost of $10,204,386,969)(g)		10,204,386,969

	Other Assets & Liabilities, Net — (0.8)%		(76,897,374)

	Net Assets — 100.0%		10,127,489,595

12

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – prices determined using quoted prices in active markets for identical securities.

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

13

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$3,737,540,706	$—	$3,737,540,706
Total Asset-Backed Commercial Paper	—	2,598,891,352	—	2,598,891,352
Total Commercial Paper	—	1,017,038,808	—	1,017,038,808
Total Government & Agency Obligations	—	487,340,103	—	487,340,103
Total Municipal Bonds	—	236,124,000	—	236,124,000
Total Time Deposit		59,571,000		59,571,000
Total Repurchase Agreements	—	2,067,881,000	—	2,067,881,000
Total Investments	$—	$10,204,386,969	$—	$10,204,386,969

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)	The rate shown represents the discount rate at the date of purchase.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2011, these securities, which are not illiquid, amounted to $2,866,015,441 or 28.3% of net assets for the Fund.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(g)	Cost for federal income tax purposes is $10,204,386,969.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 84.0%
ALABAMA — 0.5%
AL Albertville Industrial Development Board
	Aerospace Integration Corp.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/18 (06/02/11) (a)(b)	9,595,000	9,595,000
AL Mobile Solid Waste Disposal Authority
	Waste Management, Inc.,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 10/01/38 (06/02/11) (a)(b)	4,175,000	4,175,000
AL Washington County Industrial Development Authority
	Bay Gas Storage Co., Ltd.,
	Series 2007,
	LOC: UBS AG
	0.170% 08/01/37 (06/01/11) (a)(b)	9,165,000	9,165,000
ALABAMA TOTAL			22,935,000
ALASKA — 0.5%
AK Housing Finance Corp.
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.210% 12/01/33 (06/02/11) (a)(b)(c)	21,210,000	21,210,000
ALASKA TOTAL			21,210,000
ARIZONA — 1.3%
AZ BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 01/27/31 (06/02/11) (a)(b)	9,995,000	9,995,000
AZ Maricopa County Industrial Development Authority
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.350% 01/01/36 (06/02/11) (a)(b)	7,050,000	7,050,000
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 12/01/39 (06/02/11) (a)(b)	895,000	895,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 06/01/31 (06/02/11) (a)(b)	4,495,000	4,495,000
AZ School District
	Tax Anticipation Notes,
	Series 2010,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
	1.500% 07/29/11	35,000,000	35,059,939
ARIZONA TOTAL			57,494,939
ARKANSAS — 0.0%
AR Development Finance Authority
	Series 2007 C106, AMT,
	SPA: Wells Fargo Bank N.A.
	0.510% 01/01/35 (06/01/11) (a)(b)	1,880,000	1,880,000
ARKANSAS TOTAL			1,880,000
CALIFORNIA — 9.7%
CA ABAG Finance Authority for Nonprofit Corporations
	Hebrew Home Aged Disabled,
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.080% 11/15/35 (06/01/11) (a)(b)	26,735,000	26,735,000
CA Berkeley
	Berkeley-Albany YMCA,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.130% 07/01/38 (06/02/11) (a)(b)	725,000	725,000
CA Department Veteran Affairs
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.220% 12/01/37 (06/02/11) (a)(b)(c)	7,500,000	7,500,000
CA Economic Development Financing Authority
	Canfibre of Riverside, Inc.,
	Series 1997, AMT,
	LOC: Union Bank N.A.
	0.340% 07/01/27 (06/01/11) (a)(b)	4,900,000	4,900,000
CA Housing Financing Agency
	Series 2010, AMT,
	GTY AGMT: Morgan Stanley Bank
	0.250% 08/01/37 (06/02/11) (a)(b)(c)	31,950,000	31,950,000
CA Infrastructure & Economic Development Bank
	California Academy Sciences,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.100% 09/01/38 (06/01/11) (a)(b)	5,000,000	5,000,000
	J Paul Getty Trust,
	Series 2007 A4,
	0.090% 10/01/47 (06/01/11) (b)(d)	20,000,000	20,000,000
	Pacific Gas & Electric Co.,
	Series 2009 A,
	LOC: Mizuho Corporate Bank
	0.140% 11/01/26 (06/01/11) (a)(b)	49,500,000	49,500,000
	Elite Leather Co., Project,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	LOC: California State Teachers Retirement System
	0.230% 11/01/29 (06/02/11) (a)(b)	4,930,000	4,930,000
	Traditional Baking, Inc.,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.240% 08/01/28 (06/01/11) (a)(b)	1,645,000	1,645,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 06/30/11	93,000,000	93,088,718
CA Metropolitan Water District of Southern California
	Series 2000 B-3,
	SPA: BNP Paribas
	0.090% 07/01/35 (06/01/11) (a)(b)	17,200,000	17,200,000
	Series 2001 C2,
	SPA: Lloyds TSB Bank PLC
	0.100% 07/01/36 (06/01/11) (a)(b)	18,200,000	18,200,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.130% 09/01/35 (06/01/11) (a)(b)	5,225,000	5,225,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.270% 10/01/31 (06/02/11) (a)(b)	22,530,000	22,530,000
CA RBC Municipal Products, Inc. Trust
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.220% 10/01/31 (06/02/11) (a)(b)(c)	9,000,000	9,000,000
CA San Mateo County Housing Authority
	Pacific Oaks Apartments Projects,
	Series 1987 A, AMT,
	LOC:Wells Fargo Bank N.A.
	0.300% 07/01/17 (06/01/11) (a)(b)	3,600,000	3,600,000
CA Santa Clara County Housing Authority
	Willows HACSC Associates,
	Series 2005 A, AMT,
	LOC: Union Bank N.A.
	0.230% 04/01/40 (06/01/11) (a)(b)	4,203,000	4,203,000
CA Statewide Communities Development Authority
	0.390% 12/08/11	12,500,000	12,500,000
	0.400% 12/08/11	5,700,000	5,700,000
	Kaiser Credit Group,
	Series 2002 B,
	0.160% 11/01/30 (06/01/11) (b)(d)	14,435,000	14,435,000
	Kaiser Permanente:
	0.380% 07/08/11	9,500,000	9,500,000
	0.390% 08/02/11	17,000,000	17,000,000
	Packaging Innovators Corp.,
	Series 1994 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/19 (06/01/11) (a)(b)	1,210,000	1,210,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Rady Children’s Hospital,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.080% 08/15/47 (06/01/11) (a)(b)	22,650,000	22,650,000
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.340% 07/01/15 (06/02/11) (a)(b)	8,000,000	8,000,000
CALIFORNIA TOTAL			416,926,718
COLORADO — 1.0%
CO BB&T Municipal Trust
	Denver Colorado County & City Airport,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.210% 05/15/14 (06/02/11) (a)(b)	10,175,000	10,175,000
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 01/01/17 (06/02/11) (a)(b)	1,580,000	1,580,000
CO Denver County
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	0.230% 11/15/25 (06/01/11) (a)(b)	25,600,000	25,600,000
CO Educational & Cultural Facilities Authority
	Oaks Christian School Project,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 05/01/33 (06/01/11) (a)(b)	4,950,000	4,950,000
COLORADO TOTAL			42,305,000
CONNECTICUT — 0.3%
CT Development Authority
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.190% 08/01/23 (06/01/11) (a)(b)	3,445,000	3,445,000
CT Housing Finance Authority
	Housing Mortgage Financing Program,
	Series 2010 G,
	0.450% 11/15/41 (11/15/11) (b)(d)	8,400,000	8,400,000
CONNECTICUT TOTAL			11,845,000
DELAWARE — 2.6%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.260% 04/10/22 (06/02/11) (a)(b)	14,745,000	14,745,000
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.250% 04/15/49 (06/02/11) (a)(b)	97,175,000	97,175,000
DELAWARE TOTAL			111,920,000
DISTRICT OF COLUMBIA — 0.9%
DC District of Columbia
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 09/30/11	27,770,000	27,918,539
DC Metropolitan Washington Airports Authority
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.260% 10/01/14 (06/02/11) (a)(b)	12,790,000	12,790,000
DISTRICT OF COLUMBIA TOTAL			40,708,539
FLORIDA — 2.4%
FL BB&T Municipal Trust
	Miami-Dade County Florida Aviation Miami International Airport,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.210% 10/01/15 (06/02/11) (a)(b)	10,095,000	10,095,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 10/01/25 (06/02/11) (a)(b)	7,000,000	7,000,000
FL Hillsborough County Industrial Development Authority
	Allied Aerofoam Real Estate,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 08/01/23 (06/02/11) (a)(b)	2,160,000	2,160,000
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.500% 12/01/16 (06/01/11) (a)(b)	2,100,000	2,100,000
FL Housing Finance Corp.
	Falls of Venice,
	Series 2000, AMT,
	DPCE: FNMA
	0.250% 12/01/31 (06/02/11) (a)(b)	3,845,000	3,845,000
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	DPCE: FNMA
	0.230% 11/15/35 (06/02/11) (a)(b)	3,500,000	3,500,000
	Series 2006 K3, AMT,
	DPCE: FNMA
	0.250% 11/15/35 (06/02/11) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
	Cove at Lady Lake Partners,
	Series 2005 A, AMT,
	DPCE: FNMA
	0.220% 05/15/38 (06/01/11) (a)(b)	9,400,000	9,400,000
	Fox Chase Partners, Ltd.,
	Mystic Cove Apartments,
	Series 2002 E, AMT,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	DPCE: FNMA
	0.220% 08/15/35 (06/01/11) (a)(b)	8,640,000	8,640,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	DPCE: FNMA
	0.220% 05/15/37 (06/01/11) (a)(b)	14,800,000	14,800,000
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.270% 06/15/42 (06/01/11) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.280% 07/01/39 (06/02/11) (a)(b)	8,540,000	8,540,000
	0.280% 03/01/50 (06/02/11) (a)(b)	4,060,000	4,060,000
FL Sarasota County Public Hospital District
	Sarasota Memorial Hospital,
	Series 2008 A,
	LOC: Northern Trust Co.
	0.120% 07/01/37 (06/01/11) (a)(b)	10,480,000	10,480,000
FL Sunshine Governmental Financing Commission
	0.280% 06/03/11	11,000,000	11,000,000
FLORIDA TOTAL			102,305,000
GEORGIA — 2.4%
GA Atlanta
	0.320% 06/28/11	20,000,000	20,000,000
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 12/01/14 (06/02/11) (a)(b)	1,635,000	1,635,000
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.350% 12/01/30 (06/02/11) (a)(b)(e)	4,500,000	4,500,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.290% 09/01/24 (06/02/11) (a)(b)	6,335,000	6,335,000
GA Forsyth County Development Authority
	BRAMA LLC,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 08/01/21 (06/02/11) (a)(b)	1,650,000	1,650,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	0.390% 10/01/21 (06/02/11) (a)(b)	2,025,000	2,025,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.290% 06/01/20 (06/02/11) (a)(b)	1,750,000	1,750,000
GA Kennesaw Development Authority
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	0.210% 10/01/43 (06/02/11) (a)(b)	7,350,000	7,350,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2010 J,
	2.000% 11/16/11	6,000,000	6,038,414
	Series 2011 K,
	2.000% 05/23/12	4,500,000	4,561,081
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.280% 12/01/37 (06/02/11) (a)(b)	12,820,000	12,820,000
	0.280% 12/01/43 (06/02/11) (a)(b)	11,765,000	11,765,000
	0.280% 04/01/46 (06/02/11) (a)(b)	9,080,000	9,080,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.290% 11/01/27 (06/02/11) (a)(b)	4,540,000	4,540,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.390% 12/01/22 (06/02/11) (a)(b)	3,045,000	3,045,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.290% 09/01/19 (06/02/11) (a)(b)	2,300,000	2,300,000
	Sierra International Machinery LLC,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.290% 08/01/23 (06/02/11) (a)(b)	3,610,000	3,610,000
GEORGIA TOTAL			103,004,495
IDAHO — 0.3%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.400% 09/01/21 (06/02/11) (a)(b)	3,090,000	3,090,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — (continued)
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.180% 04/01/33 (06/01/11) (a)(b)	4,320,000	4,320,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.180% 05/01/32 (06/01/11) (a)(b)	5,420,000	5,420,000
IDAHO TOTAL			12,830,000
ILLINOIS — 4.9%
IL Aurora
	Airborn LLC,
	Aztec Engineering, Inc.,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.270% 10/01/18 (06/02/11) (a)(b)	1,240,000	1,240,000
IL Chicago Board of Education
	Series 2010 B,
	LOC: JPMorgan Chase Bank
	0.130% 03/01/36 (06/01/11) (a)(b)	1,500,000	1,500,000
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris N.A.
	0.330% 07/01/34 (06/02/11) (a)(b)	12,400,000	12,400,000
	Eli’s Cheescake Co.,
	Eli’s Chicago’s Finest, Inc.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.350% 11/01/26 (06/02/11) (a)(b)	2,215,000	2,215,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris N.A.
	0.380% 12/01/28 (06/02/11) (a)(b)	3,900,000	3,900,000
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.700% 11/01/22 (06/02/11) (a)(b)	950,000	950,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 12/01/15 (06/02/11) (a)(b)	600,000	600,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	0.230% 06/01/40 (06/02/11) (a)(b)	5,157,000	5,157,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.400% 10/01/31 (06/02/11) (a)(b)	4,130,000	4,130,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris N.A.
	0.380% 04/01/36 (06/02/11) (a)(b)	4,255,000	4,255,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris N.A.

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.380% 01/01/39 (06/02/11) (a)(b)	3,535,000	3,535,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.780% 01/15/33 (06/02/11) (a)(b)	9,405,000	9,405,000
	0.780% 07/15/33 (06/02/11) (a)(b)	49,980,000	49,980,000
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 10/01/18 (06/02/11) (a)(b)	1,085,000	1,085,000
IL Finance Authority
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.270% 11/01/18 (06/02/11) (a)(b)	1,603,000	1,603,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 08/01/25 (06/02/11) (a)(b)	2,070,000	2,070,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 12/01/23 (06/02/11) (a)(b)	1,190,000	1,190,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.270% 05/01/18 (06/02/11) (a)(b)	1,425,000	1,425,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 08/01/15 (06/02/11) (a)(b)	7,800,000	7,800,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: Harris N.A.
	0.250% 12/01/27 (06/02/11) (a)(b)	3,610,000	3,610,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 12/01/23 (06/02/11) (a)(b)	3,705,000	3,705,000
	Knead Dough Banking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 09/01/25 (06/02/11) (a)(b)	400,000	400,000
	Koszuta Properties LLC,
	Rainbow Graphic, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 08/01/23 (06/02/11) (a)(b)	1,690,000	1,690,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	0.330% 10/01/23 (06/02/11) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 12/01/18 (06/02/11) (a)(b)	1,700,000	1,700,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Toyal America, Inc.,
	Series 1997, AMT,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.280% 06/01/17 (06/02/11) (a)(b)	5,200,000	5,200,000
	University of Chicago Medical Center:
	Series 2010 B,
	LOC: Wells Fargo Bank N.A.
	0.120% 08/01/44 (06/01/11) (a)(b)	7,395,000	7,395,000
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.120% 08/01/44 (06/01/11) (a)(b)	9,300,000	9,300,000
	Waterton Vistas II LLC,
	Series 2004, AMT,
	DPCE: FNMA
	0.210% 10/15/34 (06/02/11) (a)(b)	8,500,000	8,500,000
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.220% 01/01/34 (06/02/11) (a)(b)	3,015,000	3,015,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.330% 09/01/35 (06/02/11) (a)(b)	3,550,000	3,550,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.330% 10/01/35 (06/02/11) (a)(b)	3,510,000	3,510,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.270% 12/01/33 (06/02/11) (a)(b)	1,995,000	1,995,000
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: PNC Bank N.A.
	0.250% 07/01/14 (06/02/11) (a)(b)	2,395,000	2,395,000
IL Will County
	Exxon Capital Ventures,
	Series 2001, AMT,
	GTY AGMT: Exxon Mobil Corp.
	0.100% 04/01/26 (06/01/11) (a)(b)	26,815,000	26,815,000
	Sierena Development Project,
	Series 2003, AMT,
	LOC: FHLB
	0.350% 05/01/33 (06/02/11) (a)(b)	4,375,000	4,375,000
ILLINOIS TOTAL			210,160,000
INDIANA — 5.3%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 08/01/17 (06/02/11) (a)(b)	1,900,000	1,900,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2011 A,
	2.000% 01/05/12	15,800,000	15,937,877
IN Development Finance Authority
	Republic Services, Inc,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.110% 11/01/35 (06/01/11) (a)(b)	11,850,000	11,850,000
IN Elkhart County
	Carriage, Inc.,
	Series 2006, AMT,
	LOC: PNC Bank N.A.
	0.250% 07/01/26 (06/02/11) (a)(b)	3,070,000	3,070,000
IN Garrett
	IKG Industries,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.250% 01/01/21 (06/02/11) (a)(b)	4,170,000	4,170,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.200% 10/01/27 (06/01/11) (b)(d)	10,000,000	10,000,000
	Series 1998, AMT,
	0.200% 01/01/28 (06/01/11) (b)(d)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.200% 01/01/29 (06/01/11) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.200% 01/01/30 (06/01/11) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.200% 02/01/31 (06/01/11) (a)(b)	10,000,000	10,000,000
	0.200% 09/01/31 (06/01/11) (a)(b)	10,000,000	10,000,000
IN Health & Educational Facility Financing Authority
	Harrison County Hospital Project,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.150% 10/01/32 (06/01/11) (a)(b)	9,000,000	9,000,000
IN Jeffersonville
	Amatrol Project,
	Series 2003, AMT,
	LOC: PNC Bank N.A.
	0.250% 04/01/23 (06/02/11) (a)(b)	3,660,000	3,660,000
IN Madison Economic Development Revenue
	Arvin Sango, Inc.,
	Series 1987, AMT,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.220% 08/01/17 (06/01/11) (a)(b)	9,600,000	9,600,000
IN North Vernon
	Oak Meadows Investors LLC,
	Series 1995, AMT,
	LOC: FHLB

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.350% 12/01/26 (06/01/11) (a)(b)	3,510,000	3,510,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.780% 10/26/17 (06/02/11) (a)(b)	85,190,000	85,190,000
IN Rockport
	AK Steel Corp.:
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	0.220% 12/01/28 (06/01/11) (a)(b)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	0.220% 06/01/29 (06/01/11) (a)(b)	10,000,000	10,000,000
INDIANA TOTAL			227,887,877
IOWA — 0.4%
IA Clinton
	Sethness Products Company:
	Series 1996, AMT,
	LOC: Northern Trust Co.
	0.500% 09/01/11 (06/01/11) (a)(b)	500,000	500,000
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.500% 12/01/22 (06/01/11) (a)(b)	3,400,000	3,400,000
IA Finance Authority
	Central College of Iowa,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.140% 10/01/38 (06/01/11) (a)(b)	8,280,000	8,280,000
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	0.230% 11/01/17 (06/02/11) (a)(b)	4,770,000	4,770,000
IOWA TOTAL			16,950,000
KENTUCKY — 0.7%
KY Campbellsville-Taylor County Industrial Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase & Co.
	0.500% 05/01/31 (06/01/11) (a)(b)	7,410,000	7,410,000
KY Economic Development Finance Authority
	Baptist Healthcare System,
	Series 2009 B-1,
	LOC: JPMorgan Chase Bank
	0.150% 08/15/38 (06/01/11) (a)(b)	9,550,000	9,550,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.390% 06/01/26 (06/02/11) (a)(b)	3,040,000	3,040,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Housing Corp.
	Highlands Court Apartments,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.230% 12/15/37 (06/02/11) (a)(b)	3,900,000	3,900,000
KY Mercer County
	Kentucky Utilities Co.,
	Series 2000 A, AMT,
	LOC: Sumitomo Mitsui Banking
	0.190% 05/01/23 (06/01/11) (a)(b)	6,450,000	6,450,000
KENTUCKY TOTAL			30,350,000
MAINE — 0.2%
ME Housing Authority
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	0.220% 11/15/41 (06/02/11) (a)(b)	8,000,000	8,000,000
MAINE TOTAL			8,000,000
MARYLAND — 1.5%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.290% 07/01/24 (06/02/11) (a)(b)	4,500,000	4,500,000
MD Montgomery County
	Series 2006 B,
	SPA: Wells Fargo Bank N.A.
	0.100% 06/01/26 (06/01/11) (a)(b)	12,500,000	12,500,000
MD Montgomery County Housing Opportunities Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.280% 02/01/40 (06/02/11) (a)(b)	49,985,000	49,985,000
MARYLAND TOTAL			66,985,000
MASSACHUSETTS — 1.4%
MA Development Finance Agency
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.280% 01/01/36 (06/02/11) (a)(b)	34,830,000	34,830,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.280% 11/01/37 (06/02/11) (a)(b)	26,555,000	26,555,000
MASSACHUSETTS TOTAL			61,385,000
MICHIGAN — 11.3%
MI Bank of New York Municipal Certificates Trust
	Detroit Michigan Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.390% 07/01/26 (07/01/11) (a)(b)	81,265,500	81,265,500
MI Eastern Michigan University
	Series 2009 A,

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	LOC: JPMorgan Chase Bank
	0.150% 03/01/49 (06/01/11) (a)(b)	12,700,000	12,700,000
	Series 2009 B,
	LOC: JPMorgan Chase Bank
	0.150% 03/01/49 (06/01/11) (a)(b)	15,500,000	15,500,000
MI Housing Development Authority
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	0.220% 12/01/38 (06/01/11) (a)(b)	45,000,000	45,000,000
	Series 2008 A, AMT,
	SPA: JPMorgan Chase Bank
	0.140% 10/01/37 (06/01/11) (a)(b)	1,785,000	1,785,000
MI Oakland County Economic Development Corp.
	Glass & Mirror Craft Industries,
	Series 2000, AMT,
	LOC: PNC Bank N.A.
	0.250% 08/01/30 (06/02/11) (a)(b)	2,400,000	2,400,000
MI RBC Municipal Products, Inc. Trust
	Michigan Higher Ed Student Loan Authority:
	Series 2008 L23, AMT,
	LOC: Royal Bank of Canada
	0.210% 03/01/28 (06/02/11) (a)(b)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.210% 09/01/32 (06/02/11) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.210% 09/01/32 (06/02/11) (a)(b)	57,895,000	57,895,000
MI State
	Series 2010 A,
	2.000% 09/30/11	100,000,000	100,519,200
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 02/01/16 (06/01/11) (a)(b)	800,000	800,000
MI Strategic Fund
	Agritek industries, Inc.
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.270% 06/01/35 (06/02/11) (a)(b)	1,845,000	1,845,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 12/01/27 (06/02/11) (a)(b)	5,130,000	5,130,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 02/01/20 (06/01/11) (a)(b)	1,600,000	1,600,000
	Ultraform Industries, Inc.
	Series 2007, AMT,
	LOC: PNC Bank N.A.

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.250% 12/01/27 (06/02/11) (a)(b)	3,195,000	3,195,000
MICHIGAN TOTAL			485,719,700
MINNESOTA — 0.4%
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.330% 11/01/20 (06/02/11) (a)(b)	1,665,000	1,665,000
MN Puttable Floating Option Tax-Exempt Receipts
	Roseville Minnesota Multifamily Housing Centennial Apartments Project,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.350% 01/01/51 (06/02/11) (a)(b)	11,995,000	11,995,000
	St. Paul Minnesota Port Authority Housing & Redevelopment,
	Burlington Apartments Project,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.210% 05/01/31 (06/02/11) (a)(b)	935,000	935,000
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 12/01/12 (06/02/11) (a)(b)	1,000,000	1,000,000
MINNESOTA TOTAL			15,595,000
MISSISSIPPI — 2.6%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2009 E,
	GTY AGMT: Chevron Corp.
	0.100% 12/01/30 (06/01/11) (a)(b)	1,730,000	1,730,000
	Series 2009 F,
	GTY AGMT: Chevron Corp.
	0.100% 12/01/30 (06/01/11) (a)(b)	12,510,000	12,510,000
	Series 2010 G,
	GTY AGMT: Chevron Corp.
	0.110% 11/01/35 (06/01/11) (a)(b)	15,600,000	15,600,000
	Series 2010 I,
	GTY AGMT: Chevron Corp.
	0.080% 11/01/35 (06/01/11) (a)(b)	41,000,000	41,000,000
	Series 2010 L,
	GTY AGMT: Chevron Corp.
	0.100% 11/01/35 (06/01/11) (a)(b)	39,365,000	39,365,000
	Hamlin Sheet Metal Co.,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.290% 03/01/25 (06/02/11) (a)(b)	2,110,000	2,110,000
MISSISSIPPI TOTAL			112,315,000
MISSOURI — 0.8%
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C-1,
	0.160% 11/15/39 (06/01/11) (b)(d)	4,000,000	4,000,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO St. Louis County Industrial Development Authority
	General Grant Equities LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.210% 03/01/38 (06/02/11) (a)(b)	18,100,000	18,100,000
MO University of Missouri
	Series 2006 B,
	0.100% 11/01/35 (06/01/11) (b)(d)	6,850,000	6,850,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.210% 05/01/28 (06/02/11) (a)(b)	6,600,000	6,600,000
MISSOURI TOTAL			35,550,000
MONTANA — 0.2%
MT Board of Investments
	Series 1998,
	0.480% 03/01/18 (03/01/12) (b)(d)	5,000,000	5,000,000
	Series 2004,
	0.480% 03/01/29 (03/01/12) (b)(d)	5,150,000	5,150,000
MONTANA TOTAL			10,150,000
NEBRASKA — 0.1%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 11/01/20 (06/02/11) (a)(b)	3,270,000	3,270,000
NEBRASKA TOTAL			3,270,000
NEW YORK — 7.2%
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2010 A1,
	Escrowed in U.S. Treasuries,
	0.420% 12/01/50 (10/20/11) (b)(d)	22,235,000	22,235,000
	World Trade Center:
	Series 2009 A1,
	Escrowed in U.S. Treasuries,
	0.350% 12/01/49 (02/01/12) (b)(d)	42,585,000	42,585,000
	Series 2009 A2,
	0.350% 12/01/49 (02/01/12) (b)(d)	36,165,000	36,165,000
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.140% 11/01/35 (06/01/11) (a)(b)	10,180,000	10,180,000
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	0.130% 06/15/32 (06/01/11) (b)(d)	14,400,000	14,400,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/15/39 (06/01/11) (a)(b)	15,020,000	15,020,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/15/39 (06/01/11) (a)(b)	7,175,000	7,175,000
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.180% 06/15/40 (06/02/11) (a)(b)(c)	3,475,000	3,475,000
NY New York City Transitional Finance Authority
	Series 2002 3B,
	SPA: Wells Fargo Bank N.A.
	0.090% 11/01/22 (06/01/11) (a)(b)	26,890,000	26,890,000
	Series 2002 C2,
	SPA: Landesbank Hessen- Thüringen
	0.100% 08/01/31 (06/01/11) (a)(b)	11,335,000	11,335,000
NY New York City
	Series 2004 H-1,
	LOC: Bank of New York
	0.100% 03/01/34 (06/01/11) (a)(b)	28,635,000	28,635,000
	Series 2006 I-5,
	LOC: California Public Employees Retirement System
	0.140% 04/01/36 (06/01/11) (a)(b)	6,775,000	6,775,000
	Series 2008 J-6,
	LOC: Landesbank Hessen-Thüringen
	0.170% 08/01/24 (06/01/11) (a)(b)	10,000,000	10,000,000
NY Oyster Bay
	Series 2010,
	1.500% 11/18/11	12,500,000	12,562,524
	Series 2011,
	2.500% 03/09/12	20,000,000	20,317,482
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.340% 09/01/52 (06/02/11) (a)(b)	25,015,000	25,015,000
NY Suffolk County
	Series 2010,
	3.000% 08/11/11	16,000,000	16,078,195
NEW YORK TOTAL			308,843,201
NORTH CAROLINA — 2.5%
NC Agriculture Finance Authority
	McGill Environmental Systems,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.290% 12/01/15 (06/02/11) (a)(b)	1,500,000	1,500,000
NC Burke County Industrial Facilities & Pollution Control Financing Authority
	Cox Manufacturing Co., Inc.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.290% 06/01/24 (06/02/11) (a)(b)	1,315,000	1,315,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.290% 12/01/21 (06/02/11) (a)(b)	2,235,000	2,235,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.290% 04/01/26 (06/02/11) (a)(b)	3,750,000	3,750,000
NC Durham County
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.280% 11/01/24 (06/02/11) (a)(b)	17,880,000	17,880,000
NC Education Assistance Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.270% 09/01/35 (06/02/11) (a)(b)	23,575,000	23,575,000
NC Facilities Finacing Authority
	0.330% 07/14/11	6,000,000	6,000,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 07/01/21 (06/02/11) (a)(b)	1,000,000	1,000,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 10/01/19 (06/02/11) (a)(b)	1,600,000	1,600,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 09/01/19 (06/02/11) (a)(b)	9,310,000	9,310,000
NC Housing Finance Agency
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.210% 07/01/39 (06/02/11) (a)(b)(c)	6,780,000	6,780,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 06/01/15 (06/02/11) (a)(b)	1,000,000	1,000,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.290% 11/01/17 (06/02/11) (a)(b)	1,500,000	1,500,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Ports Authority
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	0.290% 09/01/22 (06/02/11) (a)(b)	2,075,000	2,075,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.260% 05/01/15 (06/02/11) (a)(b)	14,490,000	14,490,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 01/01/28 (06/02/11) (a)(b)	5,850,000	5,850,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.290% 03/01/14 (06/02/11) (a)(b)	1,485,000	1,485,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.390% 03/01/26 (06/02/11) (a)(b)	1,700,000	1,700,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.290% 03/01/27 (06/02/11) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			108,045,000
OHIO — 1.1%
OH Allen County
	Catholic Health Partners,
	Series 2010 C,
	LOC: Bank of Nova Scotia
	0.100% 06/01/34 (06/01/11) (a)(b)	10,300,000	10,300,000
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.180% 06/01/38 (06/02/11) (a)(b)	4,795,000	4,795,000
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.410% 04/01/25 (06/02/11) (a)(b)	1,420,000	1,420,000
OH Hancock County
	Pedcor Investments,
	Crystal Glen Apartments,
	Series 1998 B, AMT,
	LOC: FHLB
	0.250% 01/01/31 (06/02/11) (a)(b)	695,000	695,000
OH Lorain County
	Danco Metal Products,
	Series 2007, AMT,

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	LOC: PNC Bank N.A.
	0.250% 11/01/27 (06/02/11) (a)(b)	3,115,000	3,115,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.270% 10/01/18 (06/02/11) (a)(b)	2,480,000	2,480,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.250% 02/01/29 (06/02/11) (a)(b)	6,220,000	6,220,000
OH Solon
	JTM Products, Inc. Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.270% 06/01/21 (06/02/11) (a)(b)	1,070,000	1,070,000
OH University of Toledo
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.150% 06/01/32 (06/01/11) (a)(b)	10,100,000	10,100,000
OH Water Development Authority
	Firstenergy Generation,
	Series 2006 A,
	LOC: UBS AG
	0.100% 05/15/19 (06/01/11) (a)(b)	8,600,000	8,600,000
OHIO TOTAL			48,795,000
OKLAHOMA — 0.2%
OK Claremore Industrial & Redevelopment Authority
	Whirlwind Steel Buildings,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 09/01/16 (06/02/11) (a)(b)	885,000	885,000
OK Comanche County Industrial Development Authority
	Silver-Line Plastics Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 10/01/15 (06/02/11) (a)(b)	1,000,000	1,000,000
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.220% 10/01/21 (06/02/11) (a)(b)	5,000,000	5,000,000
OKLAHOMA TOTAL			6,885,000
OREGON — 0.4%
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
	0.280% 12/01/53 (06/02/11) (a)(b)	6,880,000	6,880,000
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.330% 08/01/24 (06/02/11) (a)(b)	1,360,000	1,360,000
	LD McFarland Co., Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.230% 11/01/16 (06/02/11) (a)(b)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997, AMT,
	LOC: U.S. Bank N.A.
	0.230% 04/01/24 (06/01/11) (a)(b)	4,245,000	4,245,000
OREGON TOTAL			15,975,000
PENNSYLVANIA — 0.7%
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.380% 05/01/32 (06/02/11) (b)(d)	5,550,000	5,550,000
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.320% 04/01/22 (06/02/11) (a)(b)	1,000,000	1,000,000
PA Housing Finance Agency
	Series 2010,
	0.450% 09/22/11	4,800,000	4,800,000
PA Lancaster County Hospital Authority
	Masonic Homes of Grand Lodge,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.140% 07/01/34 (06/01/11) (a)(b)	2,200,000	2,200,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.270% 12/01/15 (06/02/11) (a)(b)	1,800,000	1,800,000
PA State University
	Series 2009 B,
	0.400% 06/01/31 (06/01/11) (b)(d)	10,000,000	10,000,000
PA Washington County Industrial Development Authority
	Pennatronics Corp.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.250% 11/01/20 (06/02/11) (a)(b)	4,810,000	4,810,000
PENNSYLVANIA TOTAL			30,160,000
PUERTO RICO — 0.1%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	GTY AGMT: Dexia Credit Local
	0.800% 08/01/42 (06/02/11) (a)(b)	4,325,000	4,325,000
PUERTO RICO TOTAL			4,325,000
RHODE ISLAND — 0.3%
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	0.320% 10/01/36 (06/02/11) (a)(b)(e)	4,920,000	4,920,000
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.220% 10/01/32 (06/02/11) (a)(b)(c)	7,350,000	7,350,000
RHODE ISLAND TOTAL			12,270,000
SOUTH CAROLINA — 0.6%
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.290% 05/01/16 (06/02/11) (a)(b)	1,975,000	1,975,000
	South Carolina General Co. Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.260% 12/01/38 (06/02/11) (a)(b)	5,000,000	5,000,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 09/01/27 (06/02/11) (a)(b)	5,815,000	5,815,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.280% 03/01/49 (06/02/11) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			25,565,000
SOUTH DAKOTA — 0.1%
SD Clipper Tax-Exempt Trust
	South Dakota Housing Development Authority,
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.300% 05/01/30 (06/02/11) (a)(b)(c)	2,910,000	2,910,000
SOUTH DAKOTA TOTAL			2,910,000
TENNESSEE — 1.2%
TN Metropolitan Government Nashville & Davidson Counties
	0.330% 06/08/11	16,000,000	16,000,000
TN Sevier County Public Building Authority
	Series 2008 A-I, AMT,
	LOC: Branch Banking & Trust

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	0.280% 06/01/28 (06/01/11) (a)(b)	26,900,000	26,900,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.230% 07/01/22 (06/02/11) (a)(b)	5,000,000	5,000,000
	Multi-Family Housing Revenue,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.270% 01/01/23 (06/02/11) (a)(b)	2,470,000	2,470,000
TENNESSEE TOTAL			50,370,000
TEXAS — 10.4%
TX Bowie County Industrial Development Corp.
	Wehco Media, Inc.,
	Texarkana Newspapers, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.180% 11/01/25 (06/01/11) (a)(b)	3,500,000	3,500,000
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.300% 05/01/16 (06/02/11) (a)(b)	9,430,000	9,430,000
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.400% 04/01/17 (06/02/11) (a)(b)	1,550,000	1,550,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Torrey Chase Apartments,
	Series 1998, AMT,
	DPCE: FNMA
	0.320% 06/01/30 (06/02/11) (a)(b)	10,920,000	10,920,000
TX Houston Housing Financial Corp.
	HFI Regency Park Apartments LP,
	Series 2007, AMT,
	DPCE: FNMA
	0.210% 05/15/41 (06/01/11) (a)(b)	13,900,000	13,900,000
	Mayfair Park Apartments LP,
	Series 2004, AMT,
	DPCE: FNMA
	0.210% 04/15/37 (06/02/11) (a)(b)	3,500,000	3,500,000
TX JPMorgan Chase Putters/Drivers Trust
	State of Texas,
	Series 2010,
	LIQ FAC: JPMorgan Chase & Co.
	0.150% 08/31/11 (06/01/11) (a)(b)(c)	12,860,000	12,860,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 12/01/23 (06/02/11) (a)(b)	5,070,000	5,070,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures,
	Series 2001 B2, AMT,
	GTY AGMT: Exxon Mobil Corp.
	0.100% 12/01/39 (06/01/11) (a)(b)	26,780,000	26,780,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.280% 10/01/50 (06/02/11) (a)(b)	11,305,000	11,305,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.280% 06/01/30 (06/02/11) (a)(b)	4,730,000	4,730,000
	0.280% 07/01/44 (06/02/11) (a)(b)	9,825,000	9,825,000
	0.280% 03/01/46 (06/02/11) (a)(b)	13,980,000	13,980,000
	0.280% 09/01/46 (06/02/11) (a)(b)	12,005,000	12,005,000
	0.280% 12/01/47 (06/02/11) (a)(b)	11,490,000	11,490,000
	0.280% 11/01/49 (06/02/11) (a)(b)	14,335,000	14,335,000
	0.280% 05/01/50 (06/02/11) (a)(b)	13,715,000	13,715,000
TX RBC Municipal Products, Inc., Trust
	Series 2008 L45, AMT,
	LOC: Royal Bank of Canada
	0.210% 12/01/27 (06/02/11) (a)(b)	58,945,000	58,945,000
TX State
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 08/31/11	150,000,000	150,605,229
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	0.120% 11/15/33 (06/01/11) (a)(b)	44,150,000	44,150,000
TX Travis County Housing Finance Corp.
	Texas Old Manor Housing LP,
	Series 2004, AMT,
	DPCE: FNMA
	0.210% 08/15/37 (06/02/11) (a)(b)	4,900,000	4,900,000
TX Water Development Board
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	0.110% 07/15/19 (06/01/11) (a)(b)	8,864,000	8,864,000
TEXAS TOTAL			446,359,229
UTAH — 0.3%
UT Murray
	IHC Health Services, Inc.,
	Series 2005 D,
	SPA: Wells Fargo Bank N.A.
	0.120% 05/15/37 (06/01/11) (a)(b)	6,645,000	6,645,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Tooele City
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.280% 10/01/22 (06/02/11) (a)(b)	2,800,000	2,800,000
UT Weber County
	IHC Health Services, Inc.,
	Series 2000 A,
	SPA: Landesbank Hessen-Thüringen
	0.130% 02/15/31 (06/01/11) (a)(b)	3,520,000	3,520,000
UTAH TOTAL			12,965,000
VIRGINIA — 1.4%
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.260% 05/16/24 (06/02/11) (a)(b)(c)	35,695,000	35,695,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.390% 09/01/26 (06/02/11) (a)(b)	1,700,000	1,700,000
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 08/01/20 (06/02/11) (a)(b)	2,355,000	2,355,000
VA Portsmouth Redevelopment & Housing Authority
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.350% 03/01/50 (06/02/11) (a)(b)	3,370,000	3,370,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.280% 05/01/40 (06/02/11) (a)(b)	6,500,000	6,500,000
VA Small Business Financing Authority
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 09/01/22 (06/02/11) (a)(b)	10,000,000	10,000,000
VIRGINIA TOTAL			59,620,000
WASHINGTON — 1.3%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 08/01/26 (06/02/11) (a)(b)	3,050,000	3,050,000
WA Housing Finance Commission
	LTC Properties, Inc.,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.230% 12/01/15 (06/02/11) (a)(b)	2,350,000	2,350,000
	Mountain West Investment Corp.,
	Monticello Park,
	Series 2001 A, AMT,
	DPCE: FNMA
	0.210% 09/01/34 (06/02/11) (a)(b)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.210% 05/01/28 (06/02/11) (a)(b)	1,350,000	1,350,000
	The Seasons I LLC,
	Series 2006, AMT,
	DPCE: FNMA
	0.250% 12/15/40 (06/02/11) (a)(b)	14,660,000	14,660,000
	Vancouver Bridgewood, LLC,
	Series 2002 A, AMT,
	DPCE: FNMA
	0.210% 09/01/34 (06/02/11) (a)(b)	4,660,000	4,660,000
WA Pierce County Economic Development Corp.
	Cascade Pole & Lumber Co.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.230% 12/01/17 (06/02/11) (a)(b)	3,855,000	3,855,000
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.400% 12/01/36 (06/02/11) (a)(b)	1,935,000	1,935,000
WA Port of Seattle
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.210% 04/01/24 (06/02/11) (a)(b)(c)	16,470,000	16,470,000
WASHINGTON TOTAL			54,615,000
WEST VIRGINIA — 1.5%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.300% 10/01/16 (06/02/11) (a)(b)	5,090,000	5,090,000
WV Economic Development Authority
	Appalachian Power Co.:
	Series 2008 B, AMT,
	LOC: Mizuho Corporate Bank
	0.260% 02/01/36 (06/02/11) (a)(b)	10,275,000	10,275,000
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.160% 12/01/42 (06/02/11) (a)(b)	8,300,000	8,300,000
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
	0.200% 06/01/28 (06/01/11) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			63,665,000
WISCONSIN — 2.4%
WI Health & Educational Facilities Authority
	National Regency New Berlin,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.150% 08/15/34 (06/01/11) (a)(b)	14,500,000	14,500,000
WI Housing & Economic Development Authority
	Series 2005 D, AMT,
	SPA: BNP Paribas
	0.250% 09/01/36 (06/01/11) (a)(b)	69,185,000	69,185,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	DPCE: FNMA
	0.210% 12/01/44 (06/02/11) (a)(b)	4,430,000	4,430,000
WI Pewaukee
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 09/01/20 (06/02/11) (a)(b)	1,275,000	1,275,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.130% 06/01/41 (06/01/11) (a)(b)	10,655,000	10,655,000
WI Sheboygan
	Subco Foods,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.800% 08/01/12 (06/02/11) (a)(b)	870,000	870,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 09/01/14 (06/02/11) (a)(b)	1,330,000	1,330,000
WISCONSIN TOTAL			102,245,000
WYOMING — 0.6%
WY Uinta County
	Chevron Corp.,
	Series 1993,
	0.080% 08/15/20 (06/01/11) (b)(d)	27,915,000	27,915,000
WYOMING TOTAL			27,915,000
	Total Municipal Bonds (cost of $3,611,209,698)		3,611,209,698

27

		Par ($)	Value ($)
Closed-End Investment Companies — 9.5%
CALIFORNIA — 0.6%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	24,100,000	24,100,000
CALIFORNIA TOTAL			24,100,000
NEW JERSEY — 0.7%
NJ Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	10,000,000	10,000,000
NEW JERSEY TOTAL			31,300,000
NEW YORK — 0.5%
NY Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	7,000,000	7,000,000
NEW YORK TOTAL			22,000,000
OTHER — 7.0%
Nuveen Insured Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	135,000,000	135,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.380% 03/01/40 (06/02/11) (a)(b)(c)	77,200,000	77,200,000
Nuveen Premier Insured Municipal Income Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	2,000,000	2,000,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank

28

		Par ($)	Value ($)
Closed-End Investment Companies — (continued)
OTHER — (continued)
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	88,400,000	88,400,000
OTHER TOTAL			302,600,000
PENNSYLVANIA — 0.7%
PA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	15,000,000	15,000,000
PENNSYLVANIA TOTAL			29,000,000
	Total Closed-End Investment Companies (cost of $409,000,000)		409,000,000
Short-Term Obligations — 6.3%
VARIABLE RATE DEMAND NOTES — 6.3%
Federal Home Loan Mortgage Corp.
	LIQ FAC: FHLMC
	0.230% 06/15/36 (06/02/11) (a)(b)(f)	33,625,000	33,625,000
FHLMC Multi-Family VRD Certificates
	0.230% 05/15/46 (06/02/11) (b)(d)	50,140,000	50,140,000
	0.240% 11/15/34 (06/02/11) (b)(d)	10,329,893	10,329,893
	0.240% 02/15/35 (06/02/11) (b)(c)(d)	10,072,927	10,072,927
	0.240% 08/15/45 (06/02/11) (b)(d)	115,274,137	115,274,137
	0.240% 01/15/47 (06/02/11) (b)(d)	38,230,113	38,230,113
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Dexia Credit Local
	1.000% 07/01/22 (06/02/11) (a)(b)	11,440,000	11,440,000
VARIABLE RATE DEMAND NOTES TOTAL			269,112,070

Total Short-Term Obligations (cost of $269,112,070)	269,112,070

Total Investments — 99.8% (cost of $4,289,321,768) (g)	4,289,321,768

Other Assets & Liabilities, Net — 0.2%	7,109,062

Net Assets — 100.0%	4,296,430,830

29

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — prices determined using quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,611,209,698	$—	$3,611,209,698
Total Closed-End Investment Companies	—	409,000,000	—	409,000,000
Total Short-Term Obligations	—	269,112,070	—	269,112,070
Total Investments	$—	$4,289,321,768	$—	$4,289,321,768

30

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $574,272,927 or 13.4% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(e)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(f)	The rate shown represents the discount rate at the date of purchase.

(g)	Cost for federal income tax purposes is $4,289,321,768.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

31

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.7%
GEORGIA — 0.2%
GA Cobb County Development Authority
	Mt. Paran Christian School, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/22 (06/02/11) (a)(b)	885,000	885,000
GEORGIA TOTAL			885,000
MINNESOTA — 0.6%
MN Higher Education Facilities Authority
	William Mitchell Law College,
	Series 2003 S,
	LOC: U.S. Bank N.A.
	0.180% 10/01/33 (06/02/11) (a)(b)	2,510,000	2,510,000
MINNESOTA TOTAL			2,510,000
NEW YORK — 86.2%
NY Albany Industrial Development Agency
	Albany Medical Center Hospital,
	Series 2006 A,
	LOC: RBS Citizens N.A.
	0.300% 05/01/35 (06/02/11) (a)(b)	1,500,000	1,500,000
	Teresian House Nursing Home,
	Series 2007 A,
	LOC: RBS Citizens N.A.
	0.290% 07/01/16 (06/02/11) (a)(b)	2,070,000	2,070,000
NY Ausable Valley Central School District
	State Aid Withholding,
	Series 2010:
	1.750% 10/28/11	8,000,000	8,024,232
	2.000% 10/28/11	375,000	376,515
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.250% 02/15/36 (08/15/11) (a)(b)	17,150,000	17,150,000
NY Cairo-Durham Central School District
	State Aid Withholding,
	Series 2010,
	1.250% 06/24/11	3,645,000	3,646,258
NY Cheektowaga Central School District
	State Aid Withholding,
	Series 2010,
	1.750% 12/21/11	7,185,000	7,225,040
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.200% 05/01/31 (06/02/11) (a)(b)	4,010,000	4,010,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.200% 07/01/22 (06/02/11) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/34 (06/02/11) (a)(b)	7,710,000	7,710,000
	Cornell University,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 01/01/32 (06/02/11) (a)(b)(c)	2,080,000	2,080,000
	Culinary Institute of America,
	Series 2004 C,
	LOC: TD Bank N.A.
	0.180% 07/01/33 (06/02/11) (a)(b)	2,900,000	2,900,000
	Le Moyne College,
	Series 2009,
	LOC: TD Bank N.A.
	0.180% 01/01/39 (06/02/11) (a)(b)	3,870,000	3,870,000
	New York Public Library,
	Series 1999 A,
	LOC: TD Bank N.A.
	0.140% 07/01/28 (06/01/11) (a)(b)	2,590,000	2,590,000
	Oxford University Press, Inc.:
	Series 1993,
	LOC: Landesbank Hessen-Thüringen
	0.150% 07/01/23 (06/01/11) (a)(b)	7,220,000	7,220,000
	Series 1996,
	LOC: Landesbank Hessen-Thüringen
	0.180% 07/01/25 (06/01/11) (a)(b)	1,165,000	1,165,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.160% 07/01/34 (06/02/11) (a)(b)	4,700,000	4,700,000
NY Dutchess County Industrial Development Agency
	Marist College:
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.180% 07/01/35 (06/02/11) (a)(b)	8,065,000	8,065,000
	Series 2008 A,
	LOC: TD Bank N.A.
	0.120% 07/01/38 (06/02/11) (a)(b)	1,540,000	1,540,000
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 10/01/32 (06/02/11) (a)(b)	2,755,000	2,755,000
NY Eclipse Funding Trust
	Metropolitan Transportation Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 11/15/13 (06/02/11) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
	Consolidated Edison Co.,
	Series 2005 A1,
	LOC: Mizuho Corporate Bank
	0.160% 05/01/39 (06/01/11) (a)(b)	10,000,000	10,000,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Honeoye Falls-Lima Central School District
	State Aid Withholding,
	Series 2010,
	1.500% 09/29/11	3,900,000	3,909,797
NY Housing Finance Agency
	Midtown West B LLC,
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.180% 05/01/42 (06/01/11) (a)(b)	500,000	500,000
	Series 2005 C,
	SPA: Dexia Credit Local
	0.500% 03/15/33 (06/01/11) (a)(b)	6,395,000	6,395,000
NY Islip Industrial Development Agency
	Series 2008 23G, AMT,
	GTY AGMT: Goldman Sachs,
	LIQ FAC: Goldman Sachs
	0.190% 12/01/29 (06/02/11) (a)(b)	10,570,227	10,570,227
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2010 A2,
	LOC: JPMorgan Chase Bank
	0.210% 12/01/50 (06/02/11) (a)(b)	1,490,000	1,490,000
	Series 2006 41TP,
	LOC: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.170% 10/01/35 (06/02/11) (a)(b)	4,050,000	4,050,000
	World Trade Center:
	Series 2009 A1,
	Escrowed in U.S. Treasuries,
	0.350% 12/01/49 (02/01/12) (b)(d)	5,000,000	5,000,000
	Series 2009 A2,
	0.350% 12/01/49 (02/01/12) (b)(d)	5,000,000	5,000,000
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/19 (06/02/11) (a)(b)	2,067,000	2,067,000
NY Local Government Assistance Corp.
	Series 2008 B,
	SPA: Dexia Credit Local
	0.380% 04/01/21 (06/01/11) (a)(b)	18,290,000	18,290,000
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.140% 11/01/35 (06/01/11) (a)(b)	15,610,000	15,610,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.280% 11/15/11 (06/02/11) (a)(b)	3,260,000	3,260,000
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 02/01/38 (06/02/11) (a)(b)	1,800,000	1,800,000
	St. Ann’s Home for the Aged,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.220% 07/01/30 (06/01/11) (a)(b)	9,325,000	9,325,000
NY Moriah Central School District
	State Aid Withholding,
	Series 2010,
	1.750% 09/23/11	9,005,000	9,023,056
NY Mortgage Agency
	Series 2005-122, AMT,
	SPA: Dexia Credit Local
	0.500% 04/01/35 (06/01/11) (a)(b)	15,000,000	15,000,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.270% 06/01/39 (06/01/11) (a)(b)	550,000	550,000
NY New York City Industrial Development Agency
	Convent Sacred Heart School,
	Series 2002,
	LOC: FHLB
	0.260% 11/01/32 (06/02/11) (a)(b)	5,925,000	5,925,000
	FC Hanson Office Associates,
	Series 2004,
	LOC: Lloyds TSB Bank PLC
	0.170% 12/01/39 (06/02/11) (a)(b)	9,295,000	9,295,000
	Jamaica First Parking LLC,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.180% 03/01/34 (06/02/11) (a)(b)	2,725,000	2,725,000
	The Hewitt School,
	Series 2002,
	LOC: TD Bank N.A.
	0.200% 12/01/34 (06/02/11) (a)(b)	3,825,000	3,825,000
NY New York City Municipal Water Finance Authority
	Series 2007 BB-1,
	SPA: BNP Paribas
	0.100% 06/15/36 (06/01/11) (a)(b)	260,000	260,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/15/39 (06/01/11) (a)(b)	2,845,000	2,845,000
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.180% 06/15/40 (06/02/11) (a)(b)(c)	13,485,000	13,485,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 06/15/18 (06/02/11) (a)(b)(c)	2,000,000	2,000,000
NY New York City Transitional Finance Authority
	Series 2002 3-F,
	SPA: Royal Bank of Canada
	0.100% 11/01/22 (06/01/11) (a)(b)	2,585,000	2,585,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City
	Series 2002 B,
	5.500% 08/01/11	1,000,000	1,008,522
	Series 2002 C-4,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.190% 08/01/20 (06/02/11) (a)(b)	7,000,000	7,000,000
	Series 2004 H-1,
	LOC: Bank of New York
	0.100% 03/01/34 (06/01/11) (a)(b)	1,175,000	1,175,000
	Series 2005 G,
	5.000% 08/01/11	1,000,000	1,007,693
	Series 2007 A-1,
	5.000% 08/01/11	3,000,000	3,023,173
	Series 2008 L-6,
	SPA: Wells Fargo Bank N.A.
	0.090% 04/01/32 (06/01/11) (a)(b)	4,975,000	4,975,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/29 (06/02/11) (a)(b)	6,820,000	6,820,000
NY Oyster Bay
	State Aid Withholding,
	Series 2011,
	2.500% 03/09/12	12,000,000	12,190,489
NY Reset Optional Certificates Trust II-R
	Port Authority,
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.180% 10/01/14 (06/02/11) (a)(b)	1,890,000	1,890,000
NY Riverhead Industrial Development Agency
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/31 (06/02/11) (a)(b)	7,445,000	7,445,000
NY Suffolk County
	Series 2005,
	5.000% 06/15/11	1,425,000	1,427,490
	Series 2010:
	1.250% 10/28/11	8,999,970	9,020,062
	3.000% 08/11/11	5,000,000	5,024,436
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.200% 01/01/23 (06/01/11) (a)(b)	2,930,000	2,930,000
NY Triborough Bridge & Tunnel Authority
	Series 2005 B-2,
	SPA: Dexia Credit Local
	0.500% 01/01/32 (06/02/11) (a)(b)	3,665,000	3,665,000
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.200% 01/01/19 (06/01/11) (a)(b)	13,410,000	13,410,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008 A,
	LOC: Societe Generale
	0.170% 01/01/32 (06/02/11) (a)(b)	3,830,000	3,830,000
NY Tuckahoe Common School District Southampton
	State Aid Withholding,
	Series 2010,
	1.500% 06/24/11	1,800,000	1,800,926
NY Valley Stream Central High School District
	State Aid Withholding,
	Series 2010,
	1.500% 06/24/11	2,500,000	2,501,619
NY Westchester County Industrial Development Agency
	Westchester Jewish Community,
	Series 1998,
	LOC: JPMorgan Chase Bank
	0.200% 10/01/28 (06/02/11) (a)(b)	765,000	765,000
NEW YORK TOTAL			351,791,535
NORTH CAROLINA — 1.0%
NC Medical Care Commission
	Transylvania Community Hospital,
	Series 2009,
	LOC: Wells Fargo Bank N.A.
	0.180% 02/01/29 (06/02/11) (a)(b)	3,970,000	3,970,000
NORTH CAROLINA TOTAL			3,970,000
PUERTO RICO — 1.2%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2008,
	LOC: Dexia Credit Local
	0.680% 01/01/28 (06/02/11) (a)(b)	4,855,000	4,855,000
PUERTO RICO TOTAL			4,855,000
TENNESSEE — 0.5%
TN Shelby County Health Educational & Housing Facilities Board
	Gables-Tennessee Properties,
	Series 1994,
	LOC: Wells Fargo Bank N.A.
	0.230% 07/01/24 (06/01/11) (a)(b)	2,000,000	2,000,000
TENNESSEE TOTAL			2,000,000

	Total Municipal Bonds (cost of $366,011,535)		366,011,535

Closed-End Investment Companies — 10.1%
NEW YORK — 10.1%
NY Nuveen Performance Plus Fund, Inc.
	Series 2010-1, AMT,
	LIQ FAC: Deutsche Bank
	0.350% 03/01/40 (06/02/11) (a)(b)(c)	14,500,000	14,500,000

6

		Par ($)	Value ($)
Closed-End Investment Companies — (continued)
NEW YORK — (continued)
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010-1, AMT,
	LIC FAQ: Citibank N.A.
	0.380% 12/01/40 (06/02/11) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
	Series 2010-1, AMT,
	LIQ FAC: Citibank N.A.
	0.380% 08/01/40 (06/02/11) (a)(b)(c)	16,800,000	16,800,000
NEW YORK TOTAL			41,300,000

	Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000

	Total Investments — 99.8% (cost of $407,311,535)(e)		407,311,535

	Other Assets & Liabilities, Net — 0.2%		644,351

	Net Assets — 100.0%		407,955,886

7

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 –prices determined using quoted prices in active markets for identical securities.

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board Issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.  Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$366,011,535	$—	$366,011,535
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$407,311,535	$—	$407,311,535

8

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2011, these securities, which are not illiquid, amounted to $58,865,000 or 14.4% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(e)	Cost for federal income tax purposes is $407,311,535.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.0%
ALABAMA — 0.7%
AL Birmingham Medical Clinic Board
	University of Alabama Health Service,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.230% 10/01/28 (06/03/11) (a)(b)	17,990,000	17,990,000
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.190% 12/01/39 (06/02/11) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Finance Authority
	Altapointe Health Systems,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/21 (06/03/11) (a)(b)	2,150,000	2,150,000
ALABAMA TOTAL			32,490,000
ARIZONA — 1.6%
AZ Health Facilities Authority
	Phoenix Childrens Hospital, Stars,
	Series 2007,
	GTY AGMT: BNP Paribas
	0.280% 02/01/42 (06/02/11) (a)(b)	12,400,000	12,400,000
AZ School District
	Tax Anticipation Notes,
	Series 2010,
	1.500% 07/29/11	65,000,000	65,111,315
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/21 (06/02/11) (a)(b)	1,900,000	1,900,000
ARIZONA TOTAL			79,411,315
ARKANSAS — 0.3%
AR City of Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Toyota-Mitsubishi UFJ
	0.220% 10/01/40 (06/02/11) (a)(b)	8,000,000	8,000,000
AR Little Rock Metrocenetere Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.170% 12/01/25 (06/01/11) (a)(b)	6,300,000	6,300,000
ARKANSAS TOTAL			14,300,000
CALIFORNIA — 9.9%
CA Alameda Public Financing Authority
	Alameda Point,
	Series 2003 A,
	LOC: Union Bank N.A.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: California State Teachers Retirement System
	0.200% 12/01/33 (06/01/11) (a)(b)	5,900,000	5,900,000
CA East Bay Municipal Utility District
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 12/01/15 (06/02/11) (a)(b)(c)	3,000,000	3,000,000
CA Infrastructure & Economic Development Bank
	California Academy Sciences:
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.100% 09/01/38 (06/01/11) (a)(b)	1,000,000	1,000,000
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 09/01/38 (06/01/11) (a)(b)	24,465,000	24,465,000
	Los Angeles County Museum:
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.100% 09/01/37 (06/01/11) (a)(b)	10,095,000	10,095,000
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 09/01/37 (06/01/11) (a)(b)	1,865,000	1,865,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 06/30/11	129,500,000	129,634,459
CA Metropolitan Water District of Southern California
	Series 2009 A-2,
	0.180% 07/01/30 (06/02/11) (a)(d)	23,900,000	23,900,000
	Series 2011 A-1,
	1.000% 07/01/36 (06/02/11) (a)(d)(e)	13,000,000	13,000,000
	Series 2011 A-3,
	1.000% 07/01/36 (06/02/11) (a)(d)(e)	14,000,000	14,000,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.130% 09/01/35 (06/01/11) (a)(b)	11,220,000	11,220,000
CA RBC Municipal Products, Inc. Trust
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.220% 10/01/31 (06/02/11) (a)(b)(c)	11,000,000	11,000,000
CA Roseville Electric System
	Series 2008 A,
	LOC: Morgan Stanley Bank
	0.170% 02/01/35 (06/01/11) (a)(b)	15,000,000	15,000,000
CA San Jose Redevelopment Agency Multi-Family Housing
	Series 2010,
	GTY AGMT: Citibank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.260% 09/01/12 (06/02/11) (a)(b)(c)	17,220,000	17,220,000
CA San Pablo Redevelopment Agency
	Tax Allocation,
	Series 2006,
	LOC: Union Bank N.A.
	0.130% 12/01/32 (06/01/11) (a)(b)	11,785,000	11,785,000
CA Statewide Communities Development Authority
	John Muir Health,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.080% 08/15/36 (06/01/11) (a)(b)	4,295,000	4,295,000
	Kaiser Permanente:
	0.370% 06/09/11	10,000,000	10,000,000
	0.380% 07/15/11	10,000,000	10,000,000
	0.390% 08/02/11	18,000,000	18,000,000
	0.390% 12/08/11	15,000,000	15,000,000
	0.400% 12/08/11	7,300,000	7,300,000
CA State
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.110% 05/01/34 (06/01/11) (a)(b)	34,200,000	34,200,000
	Series 2004 B1,
	LOC: Citibank N.A.
	0.130% 05/01/34 (06/01/11) (a)(b)	4,435,000	4,435,000
	Series 2004 B2,
	LOC: Citibank N.A.
	0.100% 05/01/34 (06/01/11) (a)(b)	9,200,000	9,200,000
	Series 2004 B3,
	LOC: Citibank N.A.
	0.110% 05/01/34 (06/01/11) (a)(b)	30,925,000	30,925,000
	Series 2007 A,
	GTY AGMT: Societe Generale
	0.170% 06/01/32 (06/02/11) (a)(b)	42,350,000	42,350,000
CA Stockton Health Facilities
	Dameron Hospital Associates,
	Series 2002 A,
	LOC: Citibank N.A.
	0.130% 12/01/32 (06/01/11) (a)(b)	3,000,000	3,000,000
CALIFORNIA TOTAL			481,789,459
COLORADO — 2.4%
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.190% 12/01/25 (06/02/11) (a)(b)	14,415,000	14,415,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.190% 12/01/25 (06/02/11) (a)(b)	19,170,000	19,170,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	Series 2006 B4,
	LOC: TD Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	0.130% 12/01/35 (06/01/11) (a)(b)	6,000,000	6,000,000
	Fuchs Mizrachi School,
	Series 2008 D5,
	LOC: JPMorgan Chase Bank
	0.130% 10/01/38 (06/01/11) (a)(b)	2,560,000	2,560,000
	Jewish Day School Seattle,
	Series 2007 C6,
	LOC: U.S. Bank N.A.
	0.130% 06/30/36 (06/01/11) (a)(b)	4,045,000	4,045,000
	JFMC Facilities Corp.,
	Series 2008 F1,
	LOC: Northern Trust Company
	0.130% 09/01/32 (06/01/11) (a)(b)	7,420,000	7,420,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/24 (06/02/11) (a)(b)	2,715,000	2,715,000
	National Jewish Federation,
	Series 2007 C-4,
	LOC: U.S. Bank N.A.
	0.130% 06/01/37 (06/01/11) (a)(b)	4,200,000	4,200,000
	Oaks Christian School Project,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 05/01/33 (06/01/11) (a)(b)	5,250,000	5,250,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2004 B-6,
	SPA: Landesbank Hessen-Thüringen
	0.210% 03/01/44 (06/01/11) (a)(b)	5,300,000	5,300,000
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.200% 11/01/28 (06/02/11) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2002 I-C4,
	SPA: FHLB
	0.190% 10/01/32 (06/01/11) (a)(b)	12,135,000	12,135,000
CO Jefferson County
	Rocky Mountain Butterfly Co.,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/28 (06/02/11) (a)(b)	1,510,000	1,510,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	0.250% 12/01/23 (06/01/11) (a)(b)	12,285,000	12,285,000
CO Westminster Economic Development Authority
	Mandalay Gardens,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.250% 12/01/28 (06/02/11) (a)(b)	3,600,000	3,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.410% 06/01/12 (06/02/11) (a)(b)	13,970,000	13,970,000
COLORADO TOTAL			118,375,000
CONNECTICUT — 0.6%
CT Health & Educational Facilities Authority
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.180% 07/01/34 (06/02/11) (a)(b)	2,500,000	2,500,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.160% 07/01/34 (06/01/11) (a)(b)	2,200,000	2,200,000
	Yale University Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.180% 07/01/35 (06/02/11) (a)(b)	7,625,000	7,625,000
CT Housing Finance Authority
	Housing Mortgage Financing Program,
	Series 2010 G,
	0.450% 11/15/41 (11/15/11) (a)(d)	9,885,000	9,885,000
	Series 2009 A-2,
	SPA: State Street Bank & Trust Co.
	0.120% 05/15/39 (06/01/11) (a)(b)	3,510,000	3,510,000
CT State
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 12/01/17 (06/02/11) (a)(b)(c)	1,000,000	1,000,000
CT University of Connecticut
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 02/15/18 (06/02/11) (a)(b)(c)	1,610,000	1,610,000
CONNECTICUT TOTAL			28,330,000
DELAWARE — 1.7%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.260% 04/10/22 (06/02/11) (a)(b)	21,570,000	21,570,000
	0.260% 06/01/24 (06/02/11) (a)(b)	9,135,000	9,135,000
DE New Castle County
	University Courtyard Apartments,
	Series 2005,
	LOC: Bank of New York
	0.180% 08/01/31 (06/02/11) (a)(b)	11,575,000	11,575,000
DE Puttable Floating Option Tax-Exempt Receipts
	New Castle County DE Multi-Family Housing,
	Pike Creek Apartments,
	Series 2007,
	LIQ FAC: FHLMC
	0.210% 12/01/30 (06/02/11) (a)(b)	11,220,000	11,220,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
DE University of Delaware
	Series 2005,
	SPA: Landesbank Hessen-Thüringen
	0.150% 11/01/35 (06/01/11) (a)(b)	29,375,000	29,375,000
DELAWARE TOTAL			82,875,000
DISTRICT OF COLUMBIA — 1.0%
DC District of Columbia
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/23 (06/02/11) (a)(b)	3,145,000	3,145,000
	Series 2010 C,
	0.360% 12/01/11 (06/02/11) (a)(d)	4,825,000	4,828,043
	Series 2010 E,
	0.210% 12/01/11 (06/02/11) (a)(d)	10,000,000	10,000,000
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 09/30/11	30,000,000	30,160,467
	Thurgood Marshall Center Trust,
	Series 2002,
	LOC: Branch Bank & Trust
	0.240% 11/01/27 (06/02/11) (a)(b)	2,720,000	2,720,000
DISTRICT OF COLUMBIA TOTAL			50,853,510
FLORIDA — 5.2%
FL BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.260% 03/01/23 (06/02/11) (a)(b)	11,700,000	11,700,000
	0.260% 04/01/24 (06/02/11) (a)(b)	11,190,000	11,190,000
	0.260% 07/18/24 (06/02/11) (a)(b)	17,495,000	17,495,000
	0.260% 11/01/24 (06/02/11) (a)(b)	10,025,000	10,025,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 10/01/24 (06/02/11) (a)(b)	1,050,000	1,050,000
	University of North Florida,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 11/01/27 (06/02/11) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
	Fort Pierce Florida Redevelopment Agency,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.210% 05/01/31 (06/02/11) (a)(b)	3,885,000	3,885,000
	Miami-Dade County Florida School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 05/01/32 (06/02/11) (a)(b)	4,590,000	4,590,000
FL Housing Finance Corp.
	Ashley Lake Park Apartments,
	Series 2006,
	LIQ FAC: FHLMC
	0.210% 10/01/32 (06/02/11) (a)(b)	16,325,000	16,325,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Jacksonville Economic Development Commission
	Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Bank & Trust
	0.210% 09/01/20 (06/02/11) (a)(b)	3,900,000	3,900,000
	Methodist Medical Center,
	Series 2005,
	LOC: T.D. Bank N.A.
	0.090% 10/01/15 (06/01/11) (a)(b)	5,000,000	5,000,000
FL Jacksonville Industrial Development
	Airport Hotel Project,
	Series 1993,
	LOC: Northern Trust Co.
	0.200% 07/01/13 (06/01/11) (a)(b)	3,880,000	3,880,000
FL Kissimmee Utility Authority
	0.320% 06/16/11	26,715,000	26,715,000
FL Miami-Dade County Educational Facilities Authority
	Floaters,
	Series 2008,
	GTY AGMT: Wells Fargo Bank N.A.
	0.210% 04/01/38 (06/02/11) (a)(b)	14,620,000	14,620,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.200% 04/01/32 (06/01/11) (a)(b)	5,695,000	5,695,000
FL Palm Beach County
	Palm Beach Day Academy,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.180% 01/01/37 (06/02/11) (a)(b)	2,230,000	2,230,000
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.200% 05/01/31 (06/02/11) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
	Baycare Health Systems,
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.170% 11/01/38 (06/02/11) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
	Palm Beach County Florida Housing,
	Lacosta Apartment Project,
	Series 2007,
	LIQ FAC: FHLMC
	0.280% 11/01/25 (06/02/11) (a)(b)	17,995,000	17,995,000
FL Sarasota County
	Sarasota Military Academy,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.280% 02/01/34 (06/02/11) (a)(b)	2,825,000	2,825,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Sunshine Governmental Financing Commission
	LOC: JPMorgan Chase Bank:
	0.280% 06/03/11	14,000,000	14,000,000
	0.320% 06/06/11	25,000,000	25,000,000
	0.330% 06/16/11	12,420,000	12,420,000
	0.330% 07/14/11	8,510,000	8,510,000
	Series 1986,
	LOC: Dexia Credit Local
	0.650% 07/01/16 (06/01/11) (a)(b)	1,070,000	1,070,000
FL Tampa Bay Water Utility System
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.780% 10/01/23 (06/02/11) (a)(b)	7,450,000	7,450,000
FLORIDA TOTAL			254,600,000
GEORGIA — 3.3%
GA BB&T Municipal Trust
	Main Street Natural Gas, Inc. Project,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 03/15/19 (06/02/11) (a)(b)	10,310,000	10,310,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.260% 09/01/23 (06/02/11) (a)(b)	17,790,000	17,790,000
GA Cobb County Development Authority
	Mt. Paran Christian School, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/22 (06/02/11) (a)(b)	4,320,000	4,320,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.210% 06/01/24 (06/02/11) (a)(b)	130,000	130,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.210% 12/01/30 (06/02/11) (a)(b)	3,505,000	3,505,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.180% 08/01/40 (06/02/11) (a)(b)	85,000,000	85,000,000
GA Municipal Electric Authority
	Series 2008 A,
	LOC: Societe Generale
	0.170% 01/01/20 (06/02/11) (a)(b)	14,605,000	14,605,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2010 J,

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	2.000% 11/16/11	6,440,000	6,481,232
	Series 2011 K,
	2.000% 05/23/12	5,350,000	5,422,618
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.170% 10/01/26 (06/02/11) (a)(b)	6,205,000	6,205,000
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.210% 11/01/23 (06/02/11) (a)(b)	7,230,000	7,230,000
GEORGIA TOTAL			160,998,850
ILLINOIS — 9.0%
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.780% 12/01/31 (06/02/11) (a)(b)	10,225,000	10,225,000
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.180% 03/01/26 (06/02/11) (a)(b)	9,135,000	9,135,000
	Series 2010 B,
	LOC: JPMorgan Chase Bank
	0.130% 03/01/36 (06/01/11) (a)(b)	12,300,000	12,300,000
IL Chicago O’Hare International Airport
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.930% 01/01/17 (06/02/11) (a)(b)	9,335,000	9,335,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.210% 12/01/11 (06/01/11) (a)(b)	195,000	195,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.210% 12/01/14 (06/01/11) (a)(b)	245,000	245,000
IL Chicago Wastewater Transmission
	Series 2008 C-1,
	LOC: Harris N.A.
	0.110% 01/01/39 (06/01/11) (a)(b)	13,100,000	13,100,000
IL Chicago
	Series 2008 A,
	LOC: Societe Generale
	0.170% 01/01/30 (06/02/11) (a)(b)	3,270,000	3,270,000
IL Cook County
	Putters,
	Series 2004,
	LIQ FAC: JPMorgan Chase Bank
	0.210% 05/15/12 (06/02/11) (a)(b)	3,200,000	3,200,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.200% 01/01/13 (06/02/11) (a)(b)	655,000	655,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 01/01/26 (06/02/11) (a)(b)	7,580,000	7,580,000
	Chicago Illinois Board of Education,
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.170% 12/01/31 (06/02/11) (a)(b)	7,690,000	7,690,000
	0.180% 12/01/25 (06/02/11) (a)(b)	5,285,000	5,285,000
	Kane Cook & Du Page Counties Illinois School District No. 46,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 01/01/23 (06/02/11) (a)(b)	11,525,000	11,525,000
	McHenry County Illinois Community Unit School District No. 200 Woodstock,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 01/15/26 (06/02/11) (a)(b)	25,865,000	25,865,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.200% 04/01/21 (06/02/11) (a)(b)	5,000,000	5,000,000
	American College of Surgeons,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.200% 08/01/26 (06/03/11) (a)(b)	16,807,000	16,807,000
	Little City Foundation,
	Series 1994,
	LOC: JPMorgan Chase Bank
	0.200% 02/01/19 (06/01/11) (a)(b)	3,670,000	3,670,000
IL Educational Facilities Authority
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.200% 08/01/33 (06/01/11) (a)(b)	6,100,000	6,100,000
IL Finance Authority
	Chicago Horticultural Society,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 01/01/43 (06/01/11) (a)(b)	9,000,000	9,000,000
	Chicago Theatre Group, Inc.,
	Series 1999,
	LOC: Bank One N.A.,
	LOC: Northern Trust Co.
	0.200% 12/01/33 (06/01/11) (a)(b)	13,900,000	13,900,000
	Elim Christian Services,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/37 (06/02/11) (a)(b)	15,000,000	15,000,000
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.
	0.200% 02/01/42 (06/02/11) (a)(b)	12,500,000	12,500,000
	Fenwick High School, Inc.,
	Series 2007
	LOC: JPMorgan Chase Bank
	0.200% 04/01/37 (06/02/11) (a)(b)	7,200,000	7,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Gift of Hope Organ Donor Project,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.250% 05/01/38 (06/02/11) (a)(b)	7,200,000	7,200,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.210% 12/01/39 (06/02/11) (a)(b)	22,635,000	22,635,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Company
	0.200% 12/01/24 (06/01/11) (a)(b)	5,000,000	5,000,000
	Lake Forest Country Day School,
	Series 2005,
	LOC: Northern Trust Company
	0.200% 07/01/35 (06/01/11) (a)(b)	3,250,000	3,250,000
	North Shore Senior Center Project,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.200% 08/01/29 (06/01/11) (a)(b)	7,000,000	7,000,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/37 (06/02/11) (a)(b)	9,850,000	9,850,000
	University of Chicago Medical Center,
	Series 2009 E-1,
	LOC: JPMorgan Chase Bank
	0.130% 08/01/43 (06/01/11) (a)(b)	9,350,000	9,350,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	LIQ FAC: FHLMC
	0.270% 08/01/38 (06/02/11) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
	McCormick Place Exposition,
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.780% 06/15/29 (06/02/11) (a)(b)	32,230,000	32,230,000
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.780% 07/01/29 (06/02/11) (a)(b)	46,335,000	46,335,000
	Series 2008 A,
	LOC: Societe Generale
	0.170% 06/01/19 (06/02/11) (a)(b)	4,000,000	4,000,000
IL Toll Highway Authority
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.230% 01/01/31 (06/02/11) (a)(b)	50,000,000	50,000,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.200% 06/01/38 (06/02/11) (a)(b)	26,940,000	26,940,000
ILLINOIS TOTAL			439,717,000
INDIANA — 4.4%
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2011 A,
	2.000% 01/05/12	22,000,000	22,191,980
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/21 (06/02/11) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.170% 07/15/18 (06/02/11) (a)(b)	1,445,000	1,445,000
	0.170% 01/15/20 (06/02/11) (a)(b)	8,230,000	8,230,000
	0.180% 07/15/27 (06/02/11) (a)(b)	5,215,000	5,215,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.210% 01/01/27 (06/02/11) (a)(b)	5,575,000	5,575,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/17 (06/02/11) (a)(b)	1,300,000	1,300,000
IN Educational Facilities Authority
	Wabash College,
	Series 2003,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/23 (06/02/11) (a)(b)	10,720,000	10,720,000
IN Finance Authority
	Campagna Academy, Inc.,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.200% 06/01/42 (06/02/11) (a)(b)	5,940,000	5,940,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.250% 12/01/36 (06/02/11) (a)(b)	8,600,000	8,600,000
	Indiana East-West Toll Road Project,
	Series 2005,
	LOC: PNC Bank N.A.
	0.210% 11/01/27 (06/02/11) (a)(b)	4,835,000	4,835,000
IN Health Facility Finance Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: PNC Bank N.A.
	0.180% 05/01/35 (06/02/11) (a)(b)	17,000,000	17,000,000
	Community Hospital of Lagrange,
	Series 2007,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	LOC:PNC Bank N.A.
	0.180% 11/01/32 (06/02/11) (a)(b)	23,145,000	23,145,000
	Floaters,
	Series 2010,
	LIQ FAC: Morgan Stanley Bank
	0.180% 11/01/27 (06/02/11) (a)(b)(c)	12,750,000	12,750,000
	Riverview Hospital,
	Series 2004,
	LOC: PNC Bank N.A.
	0.180% 08/01/32 (06/02/11) (a)(b)	17,900,000	17,900,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.400% 04/01/20 (06/02/11) (a)(b)	1,525,000	1,525,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.180% 11/01/21 (06/02/11) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.210% 06/01/29 (06/02/11) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Trust Products, Inc.Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada
	0.190% 07/01/39 (06/02/11) (a)(b)(c)	29,100,000	29,100,000
	Series 2011 E-23,
	LIG FAC: Royal Bank of Canada
	0.180% 03/01/36 (06/02/11) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.210% 08/01/20 (06/02/11) (a)(b)	12,010,000	12,010,000
INDIANA TOTAL			214,811,980
IOWA — 0.8%
IA Des Moines Methodist System, Inc.,
	Central Iowa Hospital Corp.,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/15 (06/01/11) (a)(b)	23,000,000	23,000,000
IA Finance Authority
	Iowa Health System,
	Series 2009 B
	LOC: JPMorgan Chase Bank
	0.110% 02/15/35 (06/01/11) (a)(b)	16,105,000	16,105,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.330% 11/01/13 (06/02/11) (a)(b)	385,000	385,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Woodbury County
	June E. Nylan Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/14 (06/02/11) (a)(b)	1,800,000	1,800,000
IOWA TOTAL			41,290,000
KANSAS — 0.3%
KS Department of Transportation
	Series 2008 A-2,
	SPA: U.S. Bank N.A.
	0.140% 09/01/14 (06/02/11) (a)(b)	2,960,000	2,960,000
KS Development Finance Authority
	Advantis Health Sunbelt,
	Series 2004 C,
	LOC: Royal Bank ofCanada
	0.140% 11/15/34 (06/02/11) (a)(b)	8,000,000	8,000,000
	Deaconess Long Term Care,
	Series 2000 C,
	LOC: JPMorgan Chase Bank
	0.210% 05/15/30 (06/01/11) (a)(b)	2,990,000	2,990,000
KANSAS TOTAL			13,950,000
KENTUCKY — 0.6%
KY Breckinridge County
	Kentucky Association of Counties Leasing Trust,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	0.110% 02/01/32 (06/01/11) (a)(b)	2,595,000	2,595,000
KY Economic Development Finance Authority
	Baptist Healthcare Systems, Inc.,
	Series 2009 B-2,
	LOC: JPMorgan Chase Bank
	0.120% 08/15/38 (06/01/11) (a)(b)	10,200,000	10,200,000
KY Kenton County Industrial Building Authority
	Redkin Labs, Inc.,
	Series 1984,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/14 (06/01/11) (a)(b)	7,000,000	7,000,000
KY Middletown Education Building
	Louisville Christian Academy,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.200% 07/01/34 (06/02/11) (a)(b)	5,340,000	5,340,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.190% 06/01/34 (06/03/11) (a)(b)	3,951,000	3,951,000
KENTUCKY TOTAL			29,086,000
LOUISIANA — 1.0%
LA Public Facilities Authority
	Dynamic Fuels LLC,

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.120% 10/01/33 (06/01/11) (a)(b)	22,500,000	22,500,000
	Southern Ionics, Inc.,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.180% 04/01/18 (06/02/11) (a)(b)	6,795,000	6,795,000
LA St. James Parish
	Texaco, Inc.,
	Series 1998 A,
	GTY AGMT: Chevron Corp.
	0.110% 07/01/12 (06/01/11) (a)(b)	14,700,000	14,700,000
LA Upper Pontalba Building Restoration Corp.
	Upper Pontalba Building Project,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.400% 12/01/16 (06/02/11) (a)(b)	2,460,000	2,460,000
LOUISIANA TOTAL			46,455,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 07/01/37 (06/02/11) (a)(b)	6,745,000	6,745,000
MAINE TOTAL			6,745,000
MARYLAND — 0.6%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.210% 07/01/24 (06/02/11) (a)(b)	3,115,000	3,115,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007 A,
	LOC: Branch Banking & Trust
	0.210% 10/01/33 (06/02/11) (a)(b)	4,175,000	4,175,000
MD Montgomery County
	Series 2006 A,
	SPA: Wells Fargo Bank N.A.
	0.100% 06/01/26 (06/01/11) (a)(b)	10,000,000	10,000,000
MD Prince Georges County
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.180% 07/01/34 (06/02/11) (a)(b)	13,710,000	13,710,000
MARYLAND TOTAL			31,000,000
MASSACHUSETTS — 0.7%
MA Carlisle
	Series 2011,
	1.000% 11/18/11	3,500,000	3,508,460

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	0.330% 06/16/11	10,000,000	10,000,000
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts Bay Transit Authority,
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.530% 07/01/30 (06/02/11) (a)(b)	4,495,000	4,495,000
MA Waltham
	Series 2011,
	2.000% 02/22/12	13,102,000	13,246,370
MA Water Resources Authority
	Series 2002 C,
	LOC: Landesbank Hessen-Thüringen
	0.100% 08/01/20 (06/01/11) (a)(b)	3,320,000	3,320,000
MASSACHUSETTS TOTAL			34,569,830
MICHIGAN — 4.8%
MI Bank of New York Municipal Certificates Trust
	Detroit Michigan Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.390% 07/01/26 (07/01/11) (a)(b)	18,439,500	18,439,500
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Michigan Joint Building Authority,
	Devos Place Project,
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.180% 12/01/31 (06/02/11) (a)(b)	2,655,000	2,655,000
	Royal Oak Michigan Hospital Finance Authority,
	Series 2010,
	LIQ FAC: Deutsche Bank Trust Services
	0.170% 11/01/35 (06/02/11) (a)(b)(c)	10,190,000	10,190,000
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.150% 03/01/49 (06/01/11) (a)(b)	2,975,000	2,975,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.180% 08/01/31 (06/02/11) (a)(b)	22,870,000	22,870,000
MI Housing Development Rental Authority
	Series 2002 B,
	SPA:Landesbank Hessen-Thüringen
	0.200% 04/01/19 (06/02/11) (a)(b)	15,350,000	15,350,000
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.140% 05/01/35 (06/01/11) (a)(b)	60,200,000	60,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI State
	Series 2010 A,
	2.000% 09/30/11	102,060,000	102,589,896
MICHIGAN TOTAL			235,269,396
MINNESOTA — 0.9%
MN Dakota County Housing & Redevelopment Authority
	Series 2006 A,
	LIQ FAC: FHLMC
	0.210% 06/01/29 (06/02/11) (a)(b)	18,650,000	18,650,000
MN Higher Education Facilities Authority
	William Mitchell Law College,
	Series 2003 S,
	LOC: U.S. Bank N.A.
	0.180% 10/01/33 (06/02/11) (a)(b)	1,780,000	1,780,000
MN Mankato
	Bethany Lutheran College. Inc.,
	Series 2000 A,
	LOC: Wells Fargo N.A.
	0.280% 11/01/15 (06/02/11) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi Family Housing
	Series 1991,
	LOC: Wells Forgo Bank N.A.
	0.280% 11/01/31 (06/02/11) (a)(b)	1,000,000	1,000,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Series 2010,
	LIQ FAC: Morgan Stanley Bank
	0.190% 01/01/35 (06/02/11) (a)(b)(c)	6,000,000	6,000,000
MN Puttable Floating Option Tax-Exempt Receipts
	St. Paul Minnesota Port Authority Housing & Redevelopment,
	Burlington Apartments Project,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.210% 05/01/31 (06/02/11) (a)(b)	13,150,000	13,150,000
MINNESOTA TOTAL			41,860,000
MISSISSIPPI — 1.7%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2009 B,
	GTY AGMT: Chevron Corp.
	0.130% 12/01/30 (06/01/11) (a)(b)	31,700,000	31,700,000
	Series 2009 C,
	GTY AGMT: Chevron Corp.
	0.080% 12/01/30 (06/01/11) (a)(b)	31,780,000	31,780,000
	Series 2009 G,
	GTY AGMT: Chevron Corp.
	0.110% 12/01/30 (06/01/11) (a)(b)	2,400,000	2,400,000
	Series 2010 L,
	GTY AGMT: Chevron Corp.
	0.100% 11/01/35 (06/01/11) (a)(b)	3,935,000	3,935,000
	Tindall Corporation,
	Series 2007,
	LOC: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — (continued)
	0.180% 04/01/28 (06/02/11) (a)(b)	4,850,000	4,850,000
MS Development Bank Special Obligation
	Jackson County Industrial Water System,
	Series 2009,
	GTY AGMT: Chevron Corp.
	0.110% 12/01/39 (06/01/11) (a)(b)	5,900,000	5,900,000
MISSISSIPPI TOTAL			80,565,000
MISSOURI — 2.2%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Missouri Assistance Corp,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 04/15/19 (06/02/11) (a)(b)	9,570,000	9,570,000
MO Development Finance Board
	St. Louis Convention Center,
	Series 2000 C,
	LOC: U.S. Bank N.A.
	0.130% 12/01/20 (06/01/11) (a)(b)	8,440,000	8,440,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C-1,
	0.160% 11/15/39 (06/01/11) (a)(d)	4,075,000	4,075,000
	Bethesda Health Group, Inc.,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.130% 08/01/41 (06/01/11) (a)(b)	4,165,000	4,165,000
	SSM Health Care Corp.,
	Series 2005 C-4
	SPA: Citibank N.A.
	0.170% 06/01/33 (06/01/11) (a)(b)	14,815,000	14,815,000
	Washington University:
	Series 1996 A,
	LOC: JPMorgan Chase Bank
	0.150% 09/01/30 (06/01/11) (a)(b)	2,000,000	2,000,000
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	0.120% 03/01/40 (06/01/11) (a)(b)	4,000,000	4,000,000
MO Joint Municipal Electric Utility Commission
	IATAN 2 Project,
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.190% 01/01/14 (06/02/11) (a)(b)	11,360,000	11,360,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.200% 11/01/32 (06/02/11) (a)(b)	3,075,000	3,075,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
	0.170% 07/01/31 (06/02/11) (a)(b)	43,630,000	43,630,000
MISSOURI TOTAL			105,130,000
MONTANA — 0.4%
MT Board of Investments
	Series 2004,
	0.480% 03/01/29 (03/01/12) (a)(d)	13,140,000	13,140,000
MT Forsyth Pollution Control
	PacifiCorp,
	Series 1988,
	LOC: BNP Paribas
	0.120% 01/01/18 (06/01/11) (a)(b)	5,000,000	5,000,000
MONTANA TOTAL			18,140,000
NEBRASKA — 2.0%
NE Central Plains Energy Project
	Series 2007,
	LOC: Branch Banking & Trust
	0.220% 12/01/21 (06/02/11) (a)(b)	8,445,000	8,445,000
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.180% 08/01/39 (06/02/11) (a)(b)	40,990,000	40,990,000
NE Lancaster County Hospital Authority No. 1
	Bryan LGH Medical Center,
	Series 2008 B-1,
	LOC: U.S. Bank N.A.
	0.130% 06/01/31 (06/01/11) (a)(b)	6,605,000	6,605,000
NE Omaha Public Power District
	0.320% 06/08/11	5,000,000	5,000,000
	0.330% 08/02/11	15,000,000	15,000,000
	0.340% 06/02/11	4,750,000	4,750,000
	0.360% 06/03/11	15,000,000	15,000,000
NEBRASKA TOTAL			95,790,000
NEVADA — 1.0%
NV County of Clark
	Opportunity Village Funding,
	Series 2007,
	LOC: Northern Trust Co.,
	0.160% 01/01/37 (06/02/11) (a)(b)	9,400,000	9,400,000
NV Deutsche Bank Spears/Lifers Trust
	Clark County Nevada School District,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 06/15/24 (06/02/11) (a)(b)	9,755,000	9,755,000
NV Reno
	Series 2008,
	LOC: Bank of New York
	0.110% 06/01/42 (06/01/11) (a)(b)	14,345,000	14,345,000
NV Tuckee Meadows Water Authority
	Series 2006 A,
	LOC: Lloyds TSB Bank PLC

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
	0.290% 06/16/11	12,750,000	12,750,000
NEVADA TOTAL			46,250,000
NEW JERSEY — 1.6%
NJ Deutsche Bank Spears/Lifers Trust
	Newark New Jersey Housing Authority,
	Newark Redevelopment Project,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 01/01/21 (06/02/11) (a)(b)	2,345,000	2,345,000
NJ Economic Development Authority
	Campus 130 Associates 1984,
	Series 1986,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/11 (06/02/11) (a)(b)	1,010,000	1,010,000
NJ Puttable Floating Option Tax-Exempt Receipts
	New Jersey State Transportation Trust Fund Authority,
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.920% 12/15/21 (06/02/11) (a)(b)	16,285,000	16,285,000
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	0.770% 07/01/19 (06/02/11) (a)(b)	8,175,000	8,175,000
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.800% 12/15/30 (06/02/11) (a)(b)	42,415,000	42,415,000
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.920% 01/01/16 (06/02/11) (a)(b)	9,895,000	9,895,000
NEW JERSEY TOTAL			80,125,000
NEW MEXICO — 1.4%
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.180% 11/01/39 (06/02/11) (a)(b)	69,870,000	69,870,000
NEW MEXICO TOTAL			69,870,000
NEW YORK — 9.8%
NY BB&T Municipal Trust
	Series 2009,
	LOC: Branch Banking & Trust
	0.330% 06/01/17 (06/02/11) (a)(b)(c)	51,185,000	51,185,000
	Series 2010,
	LOC: Branch Banking & Trust
	0.260% 06/01/25 (06/02/11) (a)(b)(c)	50,280,000	50,280,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2010 A1,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Escrowed in U.S. Treasuries,
	0.420% 12/01/50 (10/20/11) (a)(b)	25,000,000	25,000,000
	World Trade Center:
	Series 2009 A-2,
	0.350% 12/01/49 (02/01/12) (a)(d)	42,000,000	42,000,000
	Series 2009 A1,
	Escrowed in U.S. Treasuries,
	0.350% 12/01/49 (02/01/12) (a)(b)	49,290,000	49,290,000
NY New York City Housing Development Corp.
	Series 2008 M,
	0.480% 11/01/13 (09/30/11) (a)(d)	13,340,000	13,340,000
	Series 2009 E-2-A,
	0.410% 05/01/41 (09/15/11) (a)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
	Convent Sacred Heart School,
	Series 2002,
	LOC: FHLB
	0.260% 11/01/32 (06/02/11) (a)(b)	8,590,000	8,590,000
NY New York City Municipal Water Finance Authority
	Series 2007 BB-1,
	SPA: BNP Paribas
	0.100% 06/15/36 (06/01/11) (a)(b)	1,990,000	1,990,000
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/15/39 (06/01/11) (a)(b)	24,315,000	24,315,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/15/39 (06/01/11) (a)(b)	7,610,000	7,610,000
	Series 2010 DD-1,
	SPA: TD Bank N.A.
	0.080% 06/15/43 (06/01/11) (a)(b)	7,000,000	7,000,000
	Series 2010 DD-2,
	SPA: Bank of New York
	0.090% 06/15/43 (06/01/11) (a)(b)	6,105,000	6,105,000
NY New York City Transitional Finance Authority
	Series 2002 3-B,
	SPA: Wells Fargo Bank N.A.
	0.090% 11/01/22 (06/01/11) (a)(b)	2,910,000	2,910,000
	Series 2002 3-F,
	SPA: Royal Bank of Canada
	0.100% 11/01/22 (06/01/11) (a)(b)	1,400,000	1,400,000
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	0.090% 11/01/22 (06/01/11) (a)(b)	27,435,000	27,435,000
NY New York City
	Series 1994 B5,
	SPA: JPMorgan Chase Bank
	0.140% 08/15/22 (06/01/11) (a)(b)	5,000,000	5,000,000
	Series 1994 H5,
	SPA: Landesbank Hessen-Thüringen
	0.100% 08/01/12 (06/01/11) (a)(b)	14,800,000	14,800,000
	Series 2004 H-4,
	LOC: Bank of New York

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.100% 03/01/34 (06/01/11) (a)(b)	16,135,000	16,135,000
	Series 2006 I-5,
	LOC: California Public Employees Retirement System
	0.140% 04/01/36 (06/01/11) (a)(b)	19,880,000	19,880,000
	Series 2006 I-6,
	LOC: California State Teachers Retirement System
	0.140% 04/01/36 (06/01/11) (a)(b)	7,100,000	7,100,000
	Series 2006 I-8
	LOC: State Street Bank & Trust Co.
	0.130% 04/01/36 (06/01/11) (a)(b)	1,500,000	1,500,000
NY Oyster Bay
	Series 2010,
	1.500% 11/18/11	12,500,000	12,562,524
	Series 2011,
	2.500% 03/09/12	25,945,000	26,356,854
NY Saratoga County Industrial Development Agency
	Sarasota Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.200% 12/01/32 (06/02/11) (a)(b)	14,975,000	14,975,000
NY State Dormitory Authority
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.160% 07/01/34 (06/02/11) (a)(b)	4,815,000	4,815,000
	Series 2011
	LIQ FAC: Citibank N.A.
	0.180% 07/01/34 (06/02/11) (a)(b)(c)	5,150,000	5,150,000
NY Suffolk County
	Series 2010,
	3.000% 08/11/11	19,300,000	19,394,322
NEW YORK TOTAL			476,118,700
NORTH CAROLINA — 2.7%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.260% 10/01/18 (06/02/11) (a)(b)(c)	10,195,000	10,195,000
	0.260% 03/01/24 (06/02/11) (a)(b)	5,775,000	5,775,000
	0.260% 04/01/24 (06/02/11) (a)(b)	15,045,000	15,045,000
	0.260% 05/01/24 (06/02/11) (a)(b)(c)	4,430,000	4,430,000
	0.260% 05/31/24 (06/02/11) (a)(b)	15,115,000	15,115,000
NC Capital Facilities Finance Agency
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.210% 07/01/19 (06/02/11) (a)(b)	4,700,000	4,700,000
	Duke University,
	Series 2008,
	LIQ FAC: Wells Fargo Bank N.A.
	0.170% 10/01/44 (06/02/11) (a)(b)	8,570,000	8,570,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 12/01/29 (06/02/11) (a)(b)	6,730,000	6,730,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.210% 05/01/30 (06/02/11) (a)(b)	4,840,000	4,840,000
NC Charlotte
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.170% 06/01/17 (06/02/11) (a)(b)(c)	3,600,000	3,600,000
NC Durham County Industrial Facilities & Pollution Control Financing Authority
	Chesterfield Project-Recovery Zone,
	Series 2010,
	Escrowed in U.S. Treasuries
	0.400% 01/01/41 (06/30/11) (a)(d)	14,500,000	14,500,000
NC Facilities Financing Authority
	Duke University,
	0.330% 07/14/11	5,774,000	5,774,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.210% 11/01/38 (06/02/11) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust
	0.210% 05/01/18 (06/02/11) (a)(b)	1,500,000	1,500,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.210% 06/01/37 (06/02/11) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.210% 09/01/22 (06/02/11) (a)(b)	6,600,000	6,600,000
NC University of North Carolina at Chapel Hill
	Series 2006,
	LIQ FAC: Morgan Stanley Bank
	0.180% 12/01/34 (06/02/11) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 11/01/32 (06/02/11) (a)(b)	4,100,000	4,100,000
NORTH CAROLINA TOTAL			129,209,000
OHIO — 3.7%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.,
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.190% 02/01/26 (06/02/11) (a)(b)	3,600,000	3,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Butler County Port Authority
	Greater Miami Valley YMCA,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.240% 09/01/37 (06/02/11) (a)(b)	10,105,000	10,105,000
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.180% 01/01/31 (06/02/11) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.180% 03/01/34 (06/02/11) (a)(b)	22,960,000	22,960,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.170% 01/01/28 (06/02/11) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
	Ohio State Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 12/01/33 (06/02/11) (a)(b)	3,905,000	3,905,000
OH Franklin County
	Ohio Presbyterian Retirement Service,
	Series 2006 B,
	LOC: PNC Bank N.A.
	0.180% 07/01/29 (06/02/11) (a)(b)	15,930,000	15,930,000
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.200% 06/01/30 (06/02/11) (a)(b)	18,235,000	18,235,000
OH Higher Educational Facility Authority
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A
	0.180% 08/01/22 (06/02/11) (a)(b)	12,065,000	12,065,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A
	0.180% 12/01/27 (06/02/11) (a)(b)	9,135,000	9,135,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A
	0.180% 12/01/27 (06/02/11) (a)(b)	6,375,000	6,375,000
OH Lima Hospital Revenue
	Lima Memorial Hospital,
	Series 2007
	LOC: JPMorgan Chase Bank
	0.230% 04/01/37 (06/02/11) (a)(b)	17,950,000	17,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH State University
	0.300% 06/01/11	4,375,000	4,375,000
	0.320% 08/04/11	23,985,000	23,985,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A
	0.210% 06/01/27 (06/02/11) (a)(b)	7,505,000	7,505,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase & Co.
	0.370% 12/01/22 (06/02/11) (a)(b)	3,335,000	3,335,000
OH Zanesville Muskingum County
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A
	0.210% 02/01/24 (06/02/11) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			182,085,000
OKLAHOMA — 0.5%
OK Grand River Dam Authority
	Series 2008 A,
	GTY AGMT: Berkshire Hathaway,
	SPA: Citibank N.A.
	0.190% 06/01/33 (06/02/11) (a)(b)(c)	26,100,000	26,100,000
OKLAHOMA TOTAL			26,100,000
OREGON — 0.3%
OR Housing & Community Services Department
	Pearl Family Housing,
	Series 2009 B-1,
	LOC: U.S. Bank N.A.
	0.230% 02/01/42 (06/02/11) (a)(b)	6,945,000	6,945,000
OR Medford Hospital Facilities Authority
	Rogue Valley Manor,
	Series 2009
	LOC: Wells Fargo Bank N.A.
	0.120% 08/15/32 (06/01/11) (a)(b)	1,500,000	1,500,000
OR Facilities Authority
	Peacehealth,
	Series 1995,
	LOC: U.S. Bank N.A.
	0.110% 12/01/15 (06/01/11) (a)(b)	3,605,000	3,605,000
OR State
	Series 2011
	LIQ FAC: Citibank N.A.
	0.180% 02/01/19 (06/02/11) (a)(b)(c)	3,000,000	3,000,000
OREGON TOTAL			15,050,000
PENNSYLVANIA — 4.7%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.220% 06/01/32 (06/02/11) (a)(b)	9,220,000	9,220,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.180% 05/01/26 (06/02/11) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 06/01/22 (06/02/11) (a)(b)	2,190,000	2,190,000
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.380% 05/01/32 (06/02/11) (a)(d)	8,450,000	8,450,000
PA Chester County Health & Education Facilities Authority
	Barclays Friends,
	Series 1996 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 08/01/25 (06/01/11) (a)(b)	2,690,000	2,690,000
PA Deutsche Bank Spears/Lifers Trust
	Philadelphia Pennsylvania Gas Works,
	7th Series-1998 General Ordinance,
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.180% 10/01/18 (06/02/11) (a)(b)	5,150,000	5,150,000
	Westmoreland County Pennsylvania Municipal Authority,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.180% 08/15/30 (06/02/11) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	3,000,000	3,000,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	7,500,000	7,500,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	5,650,000	5,650,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	1,300,000	1,300,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.200% 03/01/24 (06/01/11) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.190% 03/01/30 (06/02/11) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.180% 05/01/28 (06/02/11) (a)(b)	5,100,000	5,100,000
PA Housing Finance Agency
	Series 2010,
	0.450% 09/22/11	5,200,000	5,200,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 03/01/26 (06/02/11) (a)(b)	19,635,000	19,635,000
PA Philadelphia Hospitals & Higher Education Facilities Authority
	Children’s Hospital of Philadelphia:
	Series 2002 B
	SPA: JPMorgan Chase Bank
	0.120% 07/01/25 (06/01/11) (a)(b)	1,200,000	1,200,000
	Series 2008 A,
	SPA: Wells Fargo Bank N.A.
	0.120% 07/01/31 (06/01/11) (a)(b)	9,475,000	9,475,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.180% 08/01/30 (06/02/11) (a)(b)	9,795,000	9,795,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.180% 05/15/20 (06/02/11) (a)(b)	13,250,000	13,250,000
PA RBC Municipal Products, Inc. Trust
	Series 2008 C-13,
	LOC: Royal Bank of Canada
	0.180% 11/01/11 (06/02/11) (a)(b)(c)	10,000,000	10,000,000
	Series 2010 E-12,
	LOC: Royal Bank of Canada
	0.180% 01/05/12 (06/02/11) (a)(b)(c)	5,000,000	5,000,000
	UPMC,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.180% 04/15/39 (06/02/11) (a)(b)(c)	40,000,000	40,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.190% 11/01/29 (06/02/11) (a)(b)	3,770,000	3,770,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thuringen
	0.210% 03/01/32 (06/01/11) (a)(b)	8,100,000	8,100,000
PA State University
	Series 2009 B,
	0.400% 06/01/31 (06/01/11) (a)(d)	13,435,000	13,435,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 03/01/18 (06/02/11) (a)(b)(c)	1,000,000	1,000,000
PENNSYLVANIA TOTAL			229,355,000
SOUTH CAROLINA — 0.6%
SC Greenville County
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/14 (06/02/11) (a)(b)	2,600,000	2,600,000
SC Jobs-Economic Development Authority
	Upstate Senior Living, Inc.:
	Series 2007 C,
	LOC: Natixis
	0.250% 11/15/42 (06/02/11) (a)(b)	10,000,000	10,000,000
	Series 2007 D,
	0.250% 11/15/42 (06/02/11) (a)(b)	5,000,000	5,000,000
SC Puttable Floating Option Tax-Exempt Receipts
	P-Floats-PT-4550,
	Series 2008,
	GTY AGMT: FHLMC
	0.280% 03/01/49 (06/02/11) (a)(b)	9,940,000	9,940,000
SOUTH CAROLINA TOTAL			27,540,000
SOUTH DAKOTA — 0.2%
SD Sioux Falls
	Series 2007,
	GTY AGMT: Wells Fargo & Company
	0.210% 11/15/33 (06/02/11) (a)(b)	12,085,000	12,085,000
SOUTH DAKOTA TOTAL			12,085,000
TENNESSEE — 1.1%
TN Blount County Public Building Authority
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.210% 06/01/39 (06/01/11) (a)(b)	1,470,000	1,470,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.210% 06/01/37 (06/01/11) (a)(b)	5,000,000	5,000,000
	Series 2009 E7-A,
	LOC: Branch Banking & Trust
	0.210% 06/01/30 (06/01/11) (a)(b)	5,435,000	5,435,000
TN Hawkins County Industrial Development Board
	Legget & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.390% 10/01/27 (06/01/11) (a)(b)	1,750,000	1,750,000
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	GTY AGMT: Goldman Sachs
	0.170% 08/01/48 (06/02/11) (a)(b)	3,715,349	3,715,349
TN Metropolitan Government Nashville & Davidson Counties
	Series A,
	LOC: State Street Bank & Trust Co.,
	LOC: California Public Employee Retirement System
	0.330% 06/08/11	15,880,000	15,880,000
TN Shelby County
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.190% 04/01/30 (06/02/11) (a)(b)	7,100,000	7,100,000
TN State School Board
	GTY AGMT: State Street Bank & Trust Co.
	0.240% 08/08/11	15,000,000	15,000,000
TENNESSEE TOTAL			55,350,349
TEXAS — 10.9%
TX Austin
	Series 2008,
	LOC: Bank of Tokyo-Mitsubishi UFJ,
	LOC: Sumito Mitsui Banking
	0.200% 05/15/31 (06/02/11) (a)(b)	27,000,000	27,000,000
TX BB&T Municipal Trust
	Texas Municipal Gas Acquisition & Supply Corp.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 12/15/22 (06/02/11) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Series 1996,
	LOC: Northern Trust Co.
	0.210% 06/01/28 (06/02/11) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Houston Taxes Utility Systems,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	0.170% 11/15/25 (06/02/11) (a)(b)	12,745,000	12,745,000
	Lovejoy Independent School District,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSF
	0.170% 02/15/38 (06/02/11) (a)(b)	3,520,000	3,520,000
	Texas State Turnpike Authority,
	Series 2007,
	GTY AGMT: Deutsche Bank AG,
	0.180% 08/15/29 (06/02/11) (a)(b)	40,230,000	40,230,000
	Victoria Texas Independent School District,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSF
	0.170% 02/15/37 (06/02/11) (a)(b)	7,715,000	7,715,000
TX Eagle Tax-Exempt Trust
	Leander Texas Independent School District,
	Series 2009 52A,
	GTY AGMT: PSF,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	LIQ FAC: Citibank N.A.
	0.180% 08/15/32 (06/02/11) (a)(b)(c)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.180% 02/15/23 (06/02/11) (a)(b)	4,715,000	4,715,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.180% 02/15/23 (06/02/11) (a)(b)	2,420,000	2,420,000
TX Harris County Cultural Education Facilities Finance Corp.
	Texas Medical Center,
	Series 2008 B2,
	LOC: JPMorgan Chase Bank
	0.110% 09/01/31 (06/01/11) (a)(b)	1,500,000	1,500,000
TX Harris County Industrial Development Corp.
	Banktank, Inc.,
	Series 1998,
	LOC: Den Norske Bank
	0.170% 02/01/20 (06/01/11) (a)(b)	8,000,000	8,000,000
TX Harris County
	Muni Security Trust & Reciepts-SGC-31,
	Series 2008 A,
	LOC: Societe Generale
	0.170% 08/15/35 (06/02/11) (a)(b)	12,640,000	12,640,000
TX Houston Independent School District
	Capital Appreciation,
	Series 1992,
	GTY AGMT: PSF
	0.450% 08/15/11 (a)(b)	20,140,000	20,121,389
TX Houston Water & Sewer Systems
	P-Floats-PT-3568
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.130% 12/01/24 (06/02/11) (a)(b)	9,155,000	9,155,000
TX Houston
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.180% 03/01/15 (06/02/11) (a)(b)	4,600,000	4,600,000
TX Klein Independent School District
	Series 2006 39TP,
	LOC: Wells Fargo Bank N.A.
	0.170% 08/01/31 (06/02/11) (a)(b)	12,945,000	12,945,000
TX Lubbock Health Facilities Development Corp.
	St. Joseph’s Health System,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.110% 07/01/23 (06/01/11) (a)(b)	2,095,000	2,095,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.280% 02/01/46 (06/02/11) (a)(b)	12,000,000	12,000,000
TX RBC Municipal Products, Inc. Trust
	Series 2010 E-14,
	LOC: Royal Bank of Canada
	0.180% 05/15/34 (06/02/11) (a)(b)(c)	30,000,000	30,000,000
	Series 2011 E-18,
	LOC: Royal Bank of Canada
	0.180% 06/01/32 (06/02/11) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	0.210% 08/01/32 (06/02/11) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/21 (06/02/11) (a)(b)	5,695,000	5,695,000
TX State
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.220% 12/01/22 (06/02/11) (a)(b)(c)	9,780,000	9,780,000
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 08/31/11	175,000,000	175,706,100
TX Tarrant County Cultural Education Facilities Finance Corp.
	Methodist Hospitals of Dallas,
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.150% 10/01/41 (06/01/11) (a)(b)	13,110,000	13,110,000
TX Texas A&M University
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 05/15/18 (06/02/11) (a)(b)(c)	3,095,000	3,095,000
TX University of Texas
	LIQ FAC: University of Texas Investment Management Co.,
	0.300% 06/16/11	49,705,000	49,705,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.170% 07/01/13 (06/02/11) (a)(b)	3,550,000	3,550,000
TEXAS TOTAL			531,857,489
UTAH — 0.7%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA
	0.230% 08/15/39 (06/02/11) (a)(b)	4,240,000	4,240,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.200% 04/01/42 (06/02/11) (a)(b)	3,125,000	3,125,000
UT Intermountain Power AG
	GTY AGMT: Bank of Nova Scotia,
	0.320% 06/06/11	18,500,000	18,500,000
UT Puttable Floating Option Tax-Exempt Receipts
	Utah Transit Authority,
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.780% 06/15/31 (06/02/11) (a)(b)	5,195,000	5,195,000
UT Weber County Housing Authority
	Cherry Creek Apartments,
	Series 2001,
	LIQ FAC: FNMA
	0.230% 11/01/39 (06/02/11) (a)(b)	2,630,000	2,630,000
UTAH TOTAL			33,690,000
VIRGINIA — 1.0%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.210% 01/15/41 (06/02/11) (a)(b)	18,625,000	18,625,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.210% 02/01/26 (06/02/11) (a)(b)	6,800,000	6,800,000
VA Newport News Industrial Development Authority
	Christopher Newport University,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.180% 08/01/36 (06/02/11) (a)(b)	3,105,000	3,105,000
VA Puttable Floating Option Tax-Exempt Receipts
	Fairfax County Virginia Redevelopment & Housing Authority,
	Series 2007,
	LIQ FAC: FHLMC
	0.210% 10/01/36 (06/02/11) (a)(b)	18,025,000	18,025,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
	0.210% 01/01/35 (06/02/11) (a)(b)	2,880,000	2,880,000
VIRGINIA TOTAL			49,435,000
WASHINGTON — 0.9%
WA Deutsche Bank Spears/Lifers Trust
	King County Washington,
	Series 2008,
	LIQ FAC: Deutsche Bank AG
	0.170% 01/01/28 (06/02/11) (a)(b)	7,035,000	7,035,000
	Washington State,
	Series 2008,
	LIQ FAC: Deutsche Bank AG
	0.170% 01/01/30 (06/02/11) (a)(b)	9,830,000	9,830,000
WA Eclipse Funding Trust
	King County Washington,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 12/01/31 (06/02/11) (a)(b)	3,365,000	3,365,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.180% 12/01/41 (06/01/11) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: US Bank N.A.
	0.190% 07/01/29 (06/01/11) (a)(b)	2,105,000	2,105,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/28 (06/02/11) (a)(b)	1,415,000	1,415,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.200% 05/01/19 (06/02/11) (a)(b)	1,855,000	1,855,000
WA State
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.170% 12/01/29 (06/02/11) (a)(b)	12,435,000	12,435,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.180% 01/01/16 (06/02/11) (a)(b)(c)	2,870,000	2,870,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 01/01/18 (06/02/11) (a)(b)(c)	1,400,000	1,400,000
WASHINGTON TOTAL			45,510,000
WISCONSIN — 0.7%
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2006 B,
	LOC: Bank of Montreal
	0.210% 04/01/28 (06/01/11) (a)(b)	21,085,000	21,085,000
	Milwaukee Institute of Art & Design,
	Series 2004,
	LOC: Citibank N.A.
	0.200% 01/01/34 (06/01/11) (a)(b)	9,785,000	9,785,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI State
	Series 1993 2,
	5.125% 11/01/11	1,500,000	1,529,610
WISCONSIN TOTAL			32,399,610

		Total Municipal Bonds (cost of $4,780,432,488)	4,780,432,488

		Total Investments — 98.0% (cost of $4,780,432,488)(f)	4,780,432,488

		Other Assets & Liabilities, Net — 2.0%	97,525,288

		Net Assets — 100.0%	4,877,957,776

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — prices determined using quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,780,432,488	$—	$4,780,432,488
Total Investments	$—	$4,780,432,488	$—	$4,780,432,488

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	Parenthetical date represents the effective maturity date for the security.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $379,830,000 or 7.8% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2011.

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $4,780,432,488.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Permanent School Fund
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 38.7%
U.S. Government Obligations — 38.7%
U.S. Treasury Bill
0.000% 06/02/11 (a)	123,000,000	123,000,000
0.005% 07/14/11 (a)	46,000,000	45,999,725
0.010% 07/14/11 (a)	434,000,000	433,994,816
0.010% 07/21/11 (a)	94,000,000	93,998,694
0.010% 07/28/11 (a)	176,000,000	175,997,213
0.020% 07/14/11 (a)	175,000,000	174,995,819
0.023% 07/14/11 (a)	179,000,000	178,995,189
0.090% 08/18/11 (a)	89,250,000	89,232,596
0.135% 09/22/11 (a)	39,900,000	39,883,092
0.140% 10/06/11 (a)	45,000,000	44,977,775
0.160% 11/17/11 (a)	16,200,000	16,187,832
0.200% 07/28/11 (a)	126,000,000	125,960,100
0.203% 07/07/11 (a)	205,000,000	204,958,488
U.S. Treasury Note
0.750% 11/30/11	80,100,000	80,319,472
1.000% 07/31/11	678,000,000	678,934,037
1.000% 08/31/11	90,000,000	90,186,967
1.000% 09/30/11	320,000,000	320,848,667
1.125% 06/30/11	122,000,000	122,091,228
1.375% 04/15/12	80,000,000	80,779,646
1.750% 11/15/11	116,500,000	117,286,828
4.500% 11/30/11	80,000,000	81,657,639
4.625% 10/31/11	97,250,000	99,002,696
4.875% 07/31/11	169,000,000	170,288,983
5.125% 06/30/11	299,000,000	300,172,292
U.S. GOVERNMENT OBLIGATIONS TOTAL		3,889,749,794

Total Government & Agency Obligations (cost of $3,889,749,794)		3,889,749,794
Repurchase Agreements — 61.2%
Repurchase agreement with Barclays Capital, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by a U.S. Treasury obligation maturing 05/15/20, market value $214,610,050 (repurchase proceeds $210,402,643)	210,402,000	210,402,000

Repurchase agreement with BNP Paribas, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 02/15/39, market value $443,700,057 (repurchase proceeds $435,001,329)	435,000,000	435,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with BNP Paribas, dated 05/31/11, due 06/01/11 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/41, market value $382,500,001 (repurchase proceeds $375,001,250)	375,000,000	375,000,000

	Repurchase agreement with BNP Paribas, dated 05/31/11, due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 12/26/12, market value $317,240,001 (repurchase proceeds $308,001,198)	308,000,000	308,000,000

	Repurchase agreement with Credit Agricole, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/15/28, market value $306,000,124 (repurchase proceeds $300,000,833)	300,000,000	300,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 11/15/28, market value $102,004,206 (repurchase proceeds $100,000,278)	100,000,000	100,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/12/11, due 07/12/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 11/15/27, market value $142,800,195 (repurchase proceeds $140,011,861)	140,000,000	140,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 01/15/19, market value $357,000,045 (repurchase proceeds $350,000,972)	350,000,000	350,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/41, market value $382,500,001 (repurchase proceeds $375,001,146)	375,000,000	375,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 05/31/11, due 06/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $33,990,132 (repurchase proceeds $33,000,128)	33,000,000	33,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 01/15/21, market value $204,000,247 (repurchase proceeds $200,000,556)	200,000,000	200,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with J.P. Morgan Securities, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 09/20/60, market value $153,000,042 (repurchase proceeds $150,000,417)	150,000,000	150,000,000

	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/11, due 06/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 07/28/11, market value $255,000,089 (repurchase proceeds $250,000,764)	250,000,000	250,000,000

	Repurchase agreement with Morgan Stanley, Inc., dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 04/15/29, market value $306,000,100 (repurchase proceeds $300,000,833)	300,000,000	300,000,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/11, due 06/01/11 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/38, market value $255,000,079 (repurchase proceeds $250,000,625)	250,000,000	250,000,000

	Repurchase agreement with RBS Securities, Inc., dated 05/31/11, due 06/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 11/15/39, market value $255,003,764 (repurchase proceeds $250,000,764)	250,000,000	250,000,000

	Repurchase agreement with RBS Securities, Inc., dated 05/31/11, due 07/11/11 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/13, market value $168,300,193 (repurchase proceeds $165,015,033)	165,000,000	165,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 09/30/16, market value $408,000,011 (repurchase proceeds $400,001,111)	400,000,000	400,000,000

	Repurchase agreement with Societe Generale, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 01/15/26, market value $408,000,093 (repurchase proceeds $400,001,222)	400,000,000	400,000,000

	Repurchase agreement with Societe Generale, dated 05/31/11, due 06/01/11 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/40, market value $382,500,001 (repurchase proceeds $375,001,250)	375,000,000	375,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with TD USA Securities, Inc., dated 05/31/11, due 06/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $153,000,078 (repurchase proceeds $150,000,417)	150,000,000	150,000,000

	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.110%, collateralized by a U.S. Treasury obligation maturing 01/15/21, market value $257,515,367 (repurchase proceeds $252,466,771)	252,466,000	252,466,000

	Repurchase agreement with UBS Securities LLC, dated 05/31/11, due 06/01/11 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/61, market value $382,500,001 (repurchase proceeds $375,001,250)	375,000,000	375,000,000

	Total Repurchase Agreements (cost of $6,143,868,000)		6,143,868,000

	Total Investments — 99.9% (cost of $10,033,617,794)(b)		10,033,617,794

	Other Assets & Liabilities, Net — 0.1%		12,517,779

	Net Assets — 100.0%		10,046,135,573

	Notes to Investment Portfolio:

	*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – prices determined using quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis

(i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the nine month period ended May 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

The following table summarizes the inputs used, as of May 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$3,889,749,794	$—	$3,889,749,794
Total Repurchase Agreements	—	6,143,868,000	—	6,143,868,000
Total Investments	$—	$10,033,617,794	$—	$10,033,617,794

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	Cost for federal income tax purposes is $10,033,617,794.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 27, 2011

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 27, 2011